A member firm of Ernst & Young Global Limited Ernst & Young LLP Suite 3100 801 Grand Avenue Des Moines, IA 50309-2764 Tel: +1 515 243 2727 ey.com Report of Independent Registered Public Accounting Firm To the Board of Directors of Principal National Life Insurance Co and Contract Owners of Principal National Life Insurance Company Variable Life Separate Account Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal National Life Insurance Co Variable Life Separate Account (the “Separate Account”), as of December 31, 2024, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion. We have served as the Separate Account’s auditor since 2010. March 28, 2025 A member firm of Ernst & Young Global Limited Appendix: Subaccounts comprising Principal National Life Insurance Co Variable Life Separate Account Sub Account Statement of operations Statements of changes in net assets AllianceBernstein VPS Discovery Value Portfolio – Class A AllianceBernstein VPS International Value Portfolio – Class A AllianceBernstein VPS Small Cap Growth Portfolio – Class A AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A American Funds Insurance Series - Capital World Bond Fund – Class 2 Shares American Funds Insurance Series - Global Balanced Fund – Class 2 Shares American Funds Insurance Series - Global Small Capitalization Fund – Class 2 Shares American Funds Insurance Series - Growth Fund – Class 2 Shares American Funds Insurance Series - International Fund – Class 2 Shares American Funds Insurance Series - New World Fund – Class 2 Shares American Funds Insurance Series - Washington Mutual Investors Fund – Class 2 Shares BNY Mellon IP MidCap Stock Portfolio – Service Shares BNY Mellon IP Technology Growth Portfolio – Service Shares BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares BNY Mellon VIF Appreciation Portfolio – Service Shares Bond Market Index Account – Class 1 ClearBridge Variable Mid Cap Portfolio – Class I Shares ClearBridge Variable Small Cap Growth Portfolio – Class I Shares Core Plus Bond Account – Class 1 CVT EAFE International Index Portfolio – Class F (1) CVT Investment Grade Bond Index Portfolio – Class I (2) CVT Russell 2000 Small Cap Index Portfolio – Class F (3) CVT S&P 500 Index Portfolio (4) CVT S&P MidCap 400 Index Portfolio – Class F (5) Diversified International Account – Class 1 DWS Alternative Asset Allocation VIP – Class B DWS Small Mid Cap Value VIP – Class B Equity Income Account – Class 1 Fidelity VIP Contrafund® Portfolio – Service Class 2 Fidelity VIP Equity-Income Portfolio – Service Class 2 Fidelity VIP Extended Market Index Portfolio – Service Class 2 Fidelity VIP Government Money Market Portfolio – Service Class Fidelity VIP High Income Portfolio – Service Class 2 Fidelity VIP International Index Portfolio – Service Class 2 Fidelity VIP Mid Cap Portfolio – Service Class 2 Fidelity VIP Strategic Income Portfolio – Service Class 2 Fidelity VIP Total Market Index Portfolio – Service Class 2 Franklin Templeton VIP Trust - Franklin Income VIP Fund – Class 2 Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund – Class 2 Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund – Class 2 Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund – Class 2 Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund – Class 2 Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund – Class 2 Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund – Class 2 Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund – Class 2 Franklin Templeton VIP Trust - Templeton Foreign VIP Fund – Class 2 Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund – Class 2 Global Emerging Markets Account – Class 1 For the year ended December 31, 2024 For each of the two years in the period ended December 31, 2024 A member firm of Ernst & Young Global Limited Government & High Quality Bond Account – Class 1 Invesco V.I. American Franchise Fund – Series II Shares Invesco V.I. American Value Fund – Series I Shares Invesco V.I. Core Equity Fund – Series II Shares Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares Invesco V.I. EQV International Equity Fund – Series I Shares Invesco V.I. Global Real Estate Fund – Series I Shares Invesco V.I. Health Care Fund – Series I Shares Invesco V.I. Main Street Mid Cap Fund – Series II Shares Invesco V.I. Main Street Small Cap Fund – Series II Shares Invesco V.I. Small Cap Equity Fund – Series I Shares Janus Henderson Global Sustainable Equity Portfolio – Service Shares Janus Henderson Series Balanced Portfolio – Service Shares Janus Henderson Series Enterprise Portfolio – Service Shares Janus Henderson Series Flexible Bond Portfolio – Service Shares Janus Henderson Series Forty Portfolio – Service Shares Janus Henderson Series Global Research Portfolio – Service Shares Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares LargeCap Growth Account I – Class 1 LargeCap S&P 500 Index Account – Class 1 Lord Abbett Series Fund Developing Growth Portfolio – Class VC Macquarie VIP Small Cap Value Series – Service Class (6) MFS ® Blended Research® Small Cap Equity Portfolio– Service Class MFS ® Global Equity Series – Service Class MFS ® Growth Series – Service Class MFS ® Inflation-Adjusted Bond Portfolio – Service Class MFS ® International Intrinsic Value Portfolio – Service Class MFS ® Mid Cap Value Portfolio – Service Class MFS ® New Discovery Series – Service Class MFS ® New Discovery Value Portfolio – Service Class MFS ® Research International Portfolio – Service Class MFS ® Total Return Series – Service Class MFS ® Utilities Series – Service Class MFS ® Value Series – Service Class MidCap Account – Class 1 Neuberger Berman AMT Mid Cap Growth Portfolio – Class S Shares Neuberger Berman AMT Sustainable Equity Portfolio – Class I Shares PIMCO VIT All Asset Portfolio – Administrative Class PIMCO VIT CommodityReal Return® Strategy Portfolio – Administrative Class PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class PIMCO VIT High Yield Portfolio – Administrative Class PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class PIMCO VIT Low Duration Portfolio – Administrative Class PIMCO VIT Real Return Portfolio – Administrative Class PIMCO VIT Short-Term Portfolio – Administrative Class PIMCO VIT Total Return Portfolio – Administrative Class Principal Capital Appreciation Account – Class 1 Principal LifeTime 2020 Account – Class 1 Principal LifeTime 2030 Account – Class 1 Principal LifeTime 2040 Account – Class 1 Principal LifeTime 2050 Account – Class 1 Principal LifeTime 2060 Account – Class 1 Principal LifeTime Strategic Income Account – Class 1 Putnam VT International Value Fund – Class IB Putnam VT Large Cap Growth Fund – Class IB Real Estate Securities Account – Class 1 A member firm of Ernst & Young Global Limited Rydex VI Basic Materials Fund Rydex VI Utilities Fund SAM Balanced Portfolio – Class 1 SAM Conservative Balanced Portfolio – Class 1 SAM Conservative Growth Portfolio – Class 1 SAM Flexible Income Portfolio – Class 1 SAM Strategic Growth Portfolio – Class 1 Short-Term Income Account – Class 1 SmallCap Account – Class 1 T. Rowe Price Health Sciences Portfolio – II TOPS® Managed Risk Balanced ETF Portfolio – Class 2 TOPS® Managed Risk Growth ETF Portfolio – Class 2 TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 VanEck VIP Trust Global Resources Fund – Class S Shares VanEck VIP Trust Global Resources Fund – Initial Class Shares Vanguard VIF Balanced Portfolio Vanguard VIF Global Bond Index Portfolio Vanguard VIF International Portfolio Vanguard VIF Mid-Cap Index Portfolio Vanguard VIF Real Estate Index Portfolio Wanger International Vanguard VIF Conservative Allocation Portfolio Vanguard VIF Equity Income Portfolio For the year ended December 31, 2024 For the year ended December 31, 2024 and for the period from June 5, 2023 (date fund made available to policyholders) through December 31, 2023 Fidelity VIP Consumer Staples Portfolio – Service Class 2 For the period from June 3, 2024 (date fund made available to policyholders) through December 31, 2024 LVIP American Century Capital Appreciation Fund – Service Class LVIP American Century Disciplined Core Value Fund – Service Class LVIP American Century Inflation Protection Fund – Service Class LVIP American Century International Fund – Service Class LVIP American Century Mid Cap Value Fund – Service Class LVIP American Century Value Fund – Service Class For the period from April 26, 2024 (date fund made available to policyholders) through December 31, 2024 Putnam VT Small Cap Growth Fund – Class IB Putnam VT Small Cap Value Fund – Class IB For the period from June 3, 2024 (date fund made available to policyholders) through December 31, 2024 (1) Represented the operations of Calvert VP EAFE International Index Portfolio – Class F until June 1, 2024 (2) Represented the operations of Calvert VP Investment Grade Bond Index Portfolio until June 1, 2024 (3) Represented the operations of Calvert VP Russell 2000 Small Cap Index Portfolio – Class F until June 1, 2024 (4) Represented the operations of Calvert VP S&P 500 Index Portfolio until June 1, 2024 (5) Represented the operations of Calvert VP S&P MidCap 400 Index Portfolio – Class F until June 1, 2024 (6) Represented the operations of Delaware VIP Small Cap Value Series – Service Class until June 1, 2024

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	AllianceBernstein VPS Discovery Value Portfolio – Class A	AllianceBernstein VPS International Value Portfolio – Class A	AllianceBernstein VPS Small Cap Growth Portfolio – Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A

Assets
Investments in shares of mutual funds, at fair value	$5,590,778	$1,872,981	$260,838	$457,796
Total assets	5,590,778	1,872,981	260,838	457,796
Total liabilities	—	—	—	—
Net assets	$5,590,778	$1,872,981	$260,838	$457,796

Net assets
Applicable to accumulation units	$5,590,778	$1,872,981	$260,838	$457,796
Total net assets	$5,590,778	$1,872,981	$260,838	$457,796

Investments in shares of mutual funds, at cost	$5,255,138	$1,734,154	$266,891	$442,624

Shares of mutual funds owned	305,173	123,874	20,522	13,031

Accumulation units outstanding	140,287	191,409	5,208	13,699

Statements of Operations
Year ended December 31, 2024

	AllianceBernstein VPS Discovery Value Portfolio – Class A	AllianceBernstein VPS International Value Portfolio – Class A	AllianceBernstein VPS Small Cap Growth Portfolio – Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A

Net investment income (loss)
Investment income:
Dividends	$44,510	$56,571	$631	$ $—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	44,510	56,571	631	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(31,311)	52,371	(30,704)	8,069
Capital gains distributions	253,434	—	—	1,147
Total realized gains (losses) on investments	222,123	52,371	(30,704)	9,216

Change in net unrealized appreciation (depreciation)
of investments	211,250	11,338	74,771	9,889

Net gains (losses) on investments	477,883	120,280	44,698	19,105

Net increase (decrease) in net assets resulting from operations	$477,883	$120,280	$44,698	$19,105

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	American Funds Insurance Series – Capital World Bond Fund – Class 2 Shares	American Funds Insurance Series – Global Balanced Fund – Class 2 Shares	American Funds Insurance Series – Global Small Capitalization Fund – Class 2 Shares	American Funds Insurance Series – Growth Fund – Class 2 Shares

Assets
Investments in shares of mutual funds, at fair value	$588,177	$1,107,626	$108,409	$30,882,501
Total assets	588,177	1,107,626	108,409	30,882,501
Total liabilities	—	—	—	—
Net assets	$588,177	$1,107,626	$108,409	$30,882,501

Net assets
Applicable to accumulation units	$588,177	$1,107,626	$108,409	$30,882,501
Total net assets	$588,177	$1,107,626	$108,409	$30,882,501

Investments in shares of mutual funds, at cost	$601,064	$1,072,419	$106,339	$23,298,878

Shares of mutual funds owned	61,783	85,929	6,358	245,508

Accumulation units outstanding	59,556	78,156	9,061	608,003

Statements of Operations
Year ended December 31, 2024

	American Funds Insurance Series – Capital World Bond Fund – Class 2 Shares	American Funds Insurance Series – Global Balanced Fund – Class 2 Shares	American Funds Insurance Series – Global Small Capitalization Fund – Class 2 Shares	American Funds Insurance Series – Growth Fund – Class 2 Shares

Net investment income (loss)
Investment income:
Dividends	$12,255	$19,889	$933	$88,463

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	12,255	19,889	933	88,463

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	419	(5,480)	454	597,962
Capital gains distributions	—	—	2,997	566,699
Total realized gains (losses) on investments	419	(5,480)	3,451	1,164,661

Change in net unrealized appreciation (depreciation)
of investments	(24,680)	48,103	(2,741)	5,580,433

Net gains (losses) on investments	(12,006)	62,512	1,643	6,833,557

Net increase (decrease) in net assets resulting from operations	$(12,006)	$62,512	$1,643	$6,833,557

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	American Funds Insurance Series – International Fund – Class 2 Shares	American Funds Insurance Series – New World Fund – Class 2 Shares	American Funds Insurance Series – Washington Mutual Investors Fund – Class 2 Shares	BNY Mellon IP MidCap Stock Portfolio – Service Shares

Assets
Investments in shares of mutual funds, at fair value	$5,104,868	$9,185,488	$11,273,034	$676,485
Total assets	5,104,868	9,185,488	11,273,034	676,485
Total liabilities	—	—	—	—
Net assets	$5,104,868	$9,185,488	$11,273,034	$676,485

Net assets
Applicable to accumulation units	$5,104,868	$9,185,488	$11,273,034	$676,485
Total net assets	$5,104,868	$9,185,488	$11,273,034	$676,485

Investments in shares of mutual funds, at cost	$5,209,888	$8,749,375	$9,408,024	$597,557

Shares of mutual funds owned	287,598	348,860	681,974	33,096

Accumulation units outstanding	358,904	547,710	440,699	30,442

Statements of Operations
Year ended December 31, 2024

	American Funds Insurance Series – International Fund – Class 2 Shares	American Funds Insurance Series – New World Fund – Class 2 Shares	American Funds Insurance Series – Washington Mutual Investors Fund – Class 2 Shares	BNY Mellon IP MidCap Stock Portfolio – Service Shares

Net investment income (loss)
Investment income:
Dividends	$61,878	$126,236	$169,094	$4,074

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	61,878	126,236	169,094	4,074

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,198)	83,551	290,459	8,828
Capital gains distributions	—	39,421	83,219	9,652
Total realized gains (losses) on investments	(5,198)	122,972	373,678	18,480

Change in net unrealized appreciation (depreciation)
of investments	72,741	248,963	1,210,321	53,306

Net gains (losses) on investments	129,421	498,171	1,753,093	75,860

Net increase (decrease) in net assets resulting from operations	$129,421	$498,171	$1,753,093	$75,860

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	BNY Mellon IP Technology Growth Portfolio – Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares	BNY Mellon VIF Appreciation Portfolio – Service Shares	Bond Market Index Account – Class 1

Assets
Investments in shares of mutual funds, at fair value	$785,117	$217,341	$693,236	$5,562,762
Total assets	785,117	217,341	693,236	5,562,762
Total liabilities	—	—	—	—
Net assets	$785,117	$217,341	$693,236	$5,562,762

Net assets
Applicable to accumulation units	$785,117	$217,341	$693,236	$5,562,762
Total net assets	$785,117	$217,341	$693,236	$5,562,762

Investments in shares of mutual funds, at cost	$662,965	$206,337	$656,359	$5,621,836

Shares of mutual funds owned	24,877	4,000	19,451	603,992

Accumulation units outstanding	12,884	3,661	11,436	473,411

Statements of Operations
Year ended December 31, 2024

	BNY Mellon IP Technology Growth Portfolio – Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares	BNY Mellon VIF Appreciation Portfolio – Service Shares	Bond Market Index Account – Class 1

Net investment income (loss)
Investment income:
Dividends	$—	$618	$1,136	$131,884

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	618	1,136	131,884

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	37,090	35,042	25,848	(47,576)
Capital gains distributions	—	1,062	42,053	—
Total realized gains (losses) on investments	37,090	36,104	67,901	(47,576)

Change in net unrealized appreciation (depreciation)
of investments	67,846	2,209	4,127	(55,062)

Net gains (losses) on investments	104,936	38,931	73,164	29,246

Net increase (decrease) in net assets resulting from operations	$104,936	$38,931	$73,164	$29,246

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	ClearBridge Variable Mid Cap Portfolio – Class I Shares	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares	Core Plus Bond Account – Class 1	CVT EAFE International Index Portfolio – Class F

Assets
Investments in shares of mutual funds, at fair value	$1,429,798	$3,933,535	$20,995,034	$3,238,806
Total assets	1,429,798	3,933,535	20,995,034	3,238,806
Total liabilities	—	—	—	—
Net assets	$1,429,798	$3,933,535	$20,995,034	$3,238,806

Net assets
Applicable to accumulation units	$1,429,798	$3,933,535	$20,995,034	$3,238,806
Total net assets	$1,429,798	$3,933,535	$20,995,034	$3,238,806

Investments in shares of mutual funds, at cost	$1,382,904	$3,755,601	$21,629,997	$3,236,606

Shares of mutual funds owned	58,526	142,056	2,228,772	34,147

Accumulation units outstanding	75,686	144,420	744,771	202,023

Statements of Operations
Year ended December 31, 2024

	ClearBridge Variable Mid Cap Portfolio – Class I Shares	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares	Core Plus Bond Account – Class 1	CVT EAFE International Index Portfolio – Class F

Net investment income (loss)
Investment income:
Dividends	$8,432	$—	$625,625	$87,538

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	8,432	—	625,625	87,538

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,212	(55,260)	(308,712)	6,525
Capital gains distributions	31,274	132,140	—	—
Total realized gains (losses) on investments	38,486	76,880	(308,712)	6,525

Change in net unrealized appreciation (depreciation)
of investments	92,375	78,572	(83,458)	(97,692)

Net gains (losses) on investments	139,293	155,452	233,455	(3,629)

Net increase (decrease) in net assets resulting from operations	$139,293	$155,452	$233,455	$(3,629)

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	CVT Investment Grade Bond Index Portfolio – Class I	CVT Russell 2000 Small Cap Index Portfolio – Class F	CVT S&P 500 Index Portfolio	CVT S&P MidCap 400 Index Portfolio – Class F

Assets
Investments in shares of mutual funds, at fair value	$3,379,754	$13,138,802	$626,831	$5,723,137
Total assets	3,379,754	13,138,802	626,831	5,723,137
Total liabilities	—	—	—	—
Net assets	$3,379,754	$13,138,802	$626,831	$5,723,137

Net assets
Applicable to accumulation units	$3,379,754	$13,138,802	$626,831	$5,723,137
Total net assets	$3,379,754	$13,138,802	$626,831	$5,723,137

Investments in shares of mutual funds, at cost	$3,537,543	$12,039,678	$499,993	$5,213,700

Shares of mutual funds owned	71,048	155,085	3,107	44,750

Accumulation units outstanding	290,231	347,866	17,013	133,541

Statements of Operations
Year ended December 31, 2024

	CVT Investment Grade Bond Index Portfolio – Class I	CVT Russell 2000 Small Cap Index Portfolio – Class F	CVT S&P 500 Index Portfolio	CVT S&P MidCap 400 Index Portfolio – Class F

Net investment income (loss)
Investment income:
Dividends	$88,490	$142,242	$7,227	$66,161

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	88,490	142,242	7,227	66,161

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(22,823)	47,597	14,363	67,012
Capital gains distributions	—	230,105	32,565	238,437
Total realized gains (losses) on investments	(22,823)	277,702	46,928	305,449

Change in net unrealized appreciation (depreciation)
of investments	(39,129)	622,903	73,320	280,469

Net gains (losses) on investments	26,538	1,042,847	127,475	652,079

Net increase (decrease) in net assets resulting from operations	$26,538	$1,042,847	$127,475	$652,079

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Diversified International Account – Class 1	DWS Alternative Asset Allocation VIP – Class B	DWS Small Mid Cap Value VIP – Class B	Equity Income Account – Class 1

Assets
Investments in shares of mutual funds, at fair value	$11,392,263	$139,023	$572,746	$29,822,995
Total assets	11,392,263	139,023	572,746	29,822,995
Total liabilities	—	—	—	—
Net assets	$11,392,263	$139,023	$572,746	$29,822,995

Net assets
Applicable to accumulation units	$11,392,263	$139,023	$572,746	$29,822,995
Total net assets	$11,392,263	$139,023	$572,746	$29,822,995

Investments in shares of mutual funds, at cost	$11,086,191	$136,855	$505,429	$26,595,361

Shares of mutual funds owned	724,238	10,744	41,473	967,337

Accumulation units outstanding	281,146	10,423	19,374	728,215

Statements of Operations
Year ended December 31, 2024

	Diversified International Account – Class 1	DWS Alternative Asset Allocation VIP – Class B	DWS Small Mid Cap Value VIP – Class B	Equity Income Account – Class 1

Net investment income (loss)
Investment income:
Dividends	$350,219	$3,730	$4,809	$574,288

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	350,219	3,730	4,809	574,288

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(155,117)	(2,152)	2,955	(37,354)
Capital gains distributions	—	66	28,688	265,112
Total realized gains (losses) on investments	(155,117)	(2,086)	31,643	227,758

Change in net unrealized appreciation (depreciation)
of investments	226,716	3,988	(1,902)	2,906,171

Net gains (losses) on investments	421,818	5,632	34,550	3,708,217

Net increase (decrease) in net assets resulting from operations	$421,818	$5,632	$34,550	$3,708,217

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Fidelity VIP Consumer Staples Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Extended Market Index Portfolio – Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$4,250	$30,680,702	$4,822,184	$3,667,607
Total assets	4,250	30,680,702	4,822,184	3,667,607
Total liabilities	—	—	—	—
Net assets	$4,250	$30,680,702	$4,822,184	$3,667,607

Net assets
Applicable to accumulation units	$4,250	$30,680,702	$4,822,184	$3,667,607
Total net assets	$4,250	$30,680,702	$4,822,184	$3,667,607

Investments in shares of mutual funds, at cost	$4,250	$25,087,378	$4,625,816	$3,440,047

Shares of mutual funds owned	219	552,805	189,105	256,655

Accumulation units outstanding	420	301,638	98,044	221,620

Statements of Operations
Year ended December 31, 2024

	Fidelity VIP Consumer Staples Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Extended Market Index Portfolio – Service Class 2

Net investment income (loss)
Investment income:
Dividends	$—	$7,813	$76,192	$37,534

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	7,813	76,192	37,534

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	887,718	225,986	118,183
Capital gains distributions	—	3,507,606	283,583	—
Total realized gains (losses) on investments	—	4,395,324	509,569	118,183

Change in net unrealized appreciation (depreciation)
of investments	—	2,604,409	41,414	106,865

Net gains (losses) on investments	—	7,007,546	627,175	262,582

Net increase (decrease) in net assets resulting from operations	$—	$7,007,546	$627,175	$262,582

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Fidelity VIP Government Money Market Portfolio – Service Class	Fidelity VIP High Income Portfolio – Service Class 2	Fidelity VIP International Index Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$86,912,468	$5,301,199	$6,444,153	$10,906,813
Total assets	86,912,468	5,301,199	6,444,153	10,906,813
Total liabilities	—	—	—	—
Net assets	$86,912,468	$5,301,199	$6,444,153	$10,906,813

Net assets
Applicable to accumulation units	$86,912,468	$5,301,199	$6,444,153	$10,906,813
Total net assets	$86,912,468	$5,301,199	$6,444,153	$10,906,813

Investments in shares of mutual funds, at cost	$86,912,468	$5,613,678	$6,319,994	$10,706,270

Shares of mutual funds owned	86,912,468	1,185,950	598,343	307,407

Accumulation units outstanding	7,456,250	141,257	484,402	133,949

Statements of Operations
Year ended December 31, 2024

	Fidelity VIP Government Money Market Portfolio – Service Class	Fidelity VIP High Income Portfolio – Service Class 2	Fidelity VIP International Index Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2

Net investment income (loss)
Investment income:
Dividends	$3,718,459	$318,296	$178,349	$36,528

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	3,718,459	318,296	178,349	36,528

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	(44,710)	71,260	103,123
Capital gains distributions	—	—	—	1,401,271
Total realized gains (losses) on investments	—	(44,710)	71,260	1,504,394

Change in net unrealized appreciation (depreciation)
of investments	—	118,835	(66,772)	13,958

Net gains (losses) on investments	3,718,459	392,421	182,837	1,554,880

Net increase (decrease) in net assets resulting from operations	$3,718,459	$392,421	$182,837	$1,554,880

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Fidelity VIP Strategic Income Portfolio – Service Class 2	Fidelity VIP Total Market Index Portfolio – Service Class 2	Franklin Templeton VIP Trust – Franklin Income VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Mutual Global Discovery VIP Fund – Class 2

Assets
Investments in shares of mutual funds, at fair value	$3,854,583	$15,525,195	$2,348,733	$3,579,408
Total assets	3,854,583	15,525,195	2,348,733	3,579,408
Total liabilities	—	—	—	—
Net assets	$3,854,583	$15,525,195	$2,348,733	$3,579,408

Net assets
Applicable to accumulation units	$3,854,583	$15,525,195	$2,348,733	$3,579,408
Total net assets	$3,854,583	$15,525,195	$2,348,733	$3,579,408

Investments in shares of mutual funds, at cost	$3,780,516	$13,473,275	$2,372,358	$3,583,625

Shares of mutual funds owned	364,672	740,000	163,561	204,071

Accumulation units outstanding	304,613	731,094	53,722	67,422

Statements of Operations
Year ended December 31, 2024

	Fidelity VIP Strategic Income Portfolio – Service Class 2	Fidelity VIP Total Market Index Portfolio – Service Class 2	Franklin Templeton VIP Trust – Franklin Income VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Mutual Global Discovery VIP Fund – Class 2

Net investment income (loss)
Investment income:
Dividends	$129,746	$141,948	$119,813	$61,501

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	129,746	141,948	119,813	61,501

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	31,477	596,340	(31,129)	(11,951)
Capital gains distributions	—	—	9,816	258,429
Total realized gains (losses) on investments	31,477	596,340	(21,313)	246,478

Change in net unrealized appreciation (depreciation)
of investments	44,981	1,253,109	64,294	(157,051)

Net gains (losses) on investments	206,204	1,991,397	162,794	150,928

Net increase (decrease) in net assets resulting from operations	$206,204	$1,991,397	$162,794	$150,928

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Franklin Templeton VIP Trust – Franklin Mutual Shares VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Strategic Income VIP Fund – Class 2

Assets
Investments in shares of mutual funds, at fair value	$22,712	$7,973,366	$2,917,516	$699,717
Total assets	22,712	7,973,366	2,917,516	699,717
Total liabilities	—	—	—	—
Net assets	$22,712	$7,973,366	$2,917,516	$699,717

Net assets
Applicable to accumulation units	$22,712	$7,973,366	$2,917,516	$699,717
Total net assets	$22,712	$7,973,366	$2,917,516	$699,717

Investments in shares of mutual funds, at cost	$20,865	$7,622,529	$2,694,149	$694,499

Shares of mutual funds owned	1,386	283,952	203,737	78,181

Accumulation units outstanding	582	122,251	47,153	38,130

Statements of Operations
Year ended December 31, 2024

	Franklin Templeton VIP Trust – Franklin Mutual Shares VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Strategic Income VIP Fund – Class 2

Net investment income (loss)
Investment income:
Dividends	$420	$76,098	$23,466	$24,325

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	420	76,098	23,466	24,325

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,617	42,648	9,892	2,080
Capital gains distributions	437	362,069	58,000	—
Total realized gains (losses) on investments	2,054	404,717	67,892	2,080

Change in net unrealized appreciation (depreciation)
of investments	298	283,626	171,576	(6,123)

Net gains (losses) on investments	2,772	764,441	262,934	20,282

Net increase (decrease) in net assets resulting from operations	$2,772	$764,441	$262,934	$20,282

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund – Class 2	Franklin Templeton VIP Trust – Templeton Developing Markets VIP Fund – Class 2	Franklin Templeton VIP Trust – Templeton Foreign VIP Fund – Class 2	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 2

Assets
Investments in shares of mutual funds, at fair value	$11,335	$608,342	$346,853	$2,547,058
Total assets	11,335	608,342	346,853	2,547,058
Total liabilities	—	—	—	—
Net assets	$11,335	$608,342	$346,853	$2,547,058

Net assets
Applicable to accumulation units	$11,335	$608,342	$346,853	$2,547,058
Total net assets	$11,335	$608,342	$346,853	$2,547,058

Investments in shares of mutual funds, at cost	$11,433	$587,701	$356,328	$3,018,873

Shares of mutual funds owned	1,114	71,993	25,207	223,819

Accumulation units outstanding	949	28,091	24,747	195,692

Statements of Operations
Year ended December 31, 2024

	Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund – Class 2	Franklin Templeton VIP Trust – Templeton Developing Markets VIP Fund – Class 2	Franklin Templeton VIP Trust – Templeton Foreign VIP Fund – Class 2	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 2

Net investment income (loss)
Investment income:
Dividends	$192	$22,969	$7,753	$ $—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	192	22,969	7,753	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(142)	15,756	19,849	(62,508)
Capital gains distributions	—	4,414	—	—
Total realized gains (losses) on investments	(142)	20,170	19,849	(62,508)

Change in net unrealized appreciation (depreciation)
of investments	(113)	2,460	(37,202)	(233,171)

Net gains (losses) on investments	(63)	45,599	(9,600)	(295,679)

Net increase (decrease) in net assets resulting from operations	$(63)	$45,599	$(9,600)	$(295,679)

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Global Emerging Markets Account – Class 1	Government & High Quality Bond Account – Class 1	Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Value Fund – Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$4,782,759	$3,927,793	$1,472,284	$832,736
Total assets	4,782,759	3,927,793	1,472,284	832,736
Total liabilities	—	—	—	—
Net assets	$4,782,759	$3,927,793	$1,472,284	$832,736

Net assets
Applicable to accumulation units	$4,782,759	$3,927,793	$1,472,284	$832,736
Total net assets	$4,782,759	$3,927,793	$1,472,284	$832,736

Investments in shares of mutual funds, at cost	$4,975,002	$4,211,730	$1,176,707	$743,093

Shares of mutual funds owned	311,987	477,834	20,563	47,154

Accumulation units outstanding	101,260	283,761	27,256	36,299

Statements of Operations
Year ended December 31, 2024

	Global Emerging Markets Account – Class 1	Government & High Quality Bond Account – Class 1	Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Value Fund – Series I Shares

Net investment income (loss)
Investment income:
Dividends	$98,081	$110,821	$ $—	$6,685

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	98,081	110,821	—	6,685

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(113,009)	(45,889)	32,080	(5,781)
Capital gains distributions	—	—	—	15,499
Total realized gains (losses) on investments	(113,009)	(45,889)	32,080	9,718

Change in net unrealized appreciation (depreciation)
of investments	317,431	(49,055)	328,514	140,085

Net gains (losses) on investments	302,503	15,877	360,594	156,488

Net increase (decrease) in net assets resulting from operations	$302,503	$15,877	$360,594	$156,488

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Invesco V.I. Core Equity Fund – Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares	Invesco V.I. EQV International Equity Fund – Series I Shares	Invesco V.I. Global Real Estate Fund – Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$1,229,762	$1,455,134	$571,422	$281,057
Total assets	1,229,762	1,455,134	571,422	281,057
Total liabilities	—	—	—	—
Net assets	$1,229,762	$1,455,134	$571,422	$281,057

Net assets
Applicable to accumulation units	$1,229,762	$1,455,134	$571,422	$281,057
Total net assets	$1,229,762	$1,455,134	$571,422	$281,057

Investments in shares of mutual funds, at cost	$1,125,784	$1,233,829	$546,995	$280,850

Shares of mutual funds owned	36,830	18,648	17,047	20,990

Accumulation units outstanding	17,966	83,971	14,054	23,274

Statements of Operations
Year ended December 31, 2024

	Invesco V.I. Core Equity Fund – Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares	Invesco V.I. EQV International Equity Fund – Series I Shares	Invesco V.I. Global Real Estate Fund – Series I Shares

Net investment income (loss)
Investment income:
Dividends	$4,456	$ $—	$9,065	$7,168

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	4,456	—	9,065	7,168

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	17,652	84,418	2,084	(2,551)
Capital gains distributions	77,124	—	2,695	—
Total realized gains (losses) on investments	94,776	84,418	4,779	(2,551)

Change in net unrealized appreciation (depreciation)
of investments	101,379	194,389	(13,147)	(7,412)

Net gains (losses) on investments	200,611	278,807	697	(2,795)

Net increase (decrease) in net assets resulting from operations	$200,611	$278,807	$697	$(2,795)

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2024

	Invesco V.I. Health Care Fund – Series I Shares	Invesco V.I. Main Street Mid Cap Fund – Series II Shares	Invesco V.I. Main Street Small Cap Fund – Series II Shares	Invesco V.I. Small Cap Equity Fund – Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$5,860,960	$1,313,427	$1,966,741	$153,683
Total assets	5,860,960	1,313,427	1,966,741	153,683
Total liabilities	—	—	—	—
Net assets	$5,860,960	$1,313,427	$1,966,741	$153,683

Net assets
Applicable to accumulation units	$5,860,960	$1,313,427	$1,966,741	$153,683
Total net assets	$5,860,960	$1,313,427	$1,966,741	$153,683

Investments in shares of mutual funds, at cost	$6,052,237	$1,186,553	$1,806,561	$139,951

Shares of mutual funds owned	217,153	122,865	69,033	7,934

Accumulation units outstanding	129,736	34,935	40,071	4,031

Statements of Operations
Year ended December 31, 2024

	Invesco V.I. Health Care Fund – Series I Shares	Invesco V.I. Main Street Mid Cap Fund – Series II Shares	Invesco V.I. Main Street Small Cap Fund – Series II Shares	Invesco V.I. Small Cap Equity Fund – Series I Shares

Net investment income (loss)
Investment income:
Dividends	$—	$1,497	$—	$181

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	1,497	—	181

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	53,141	(67,179)	113,492	11,756
Capital gains distributions	—	29,970	66,605	6,398
Total realized gains (losses) on investments	53,141	(37,209)	180,097	18,154

Change in net unrealized appreciation (depreciation)
of investments	194,355	220,063	25,552	5,784

Net gains (losses) on investments	247,496	184,351	205,649	24,119

Net increase (decrease) in net assets resulting from operations	$247,496	$184,351	$205,649	$24,119

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Janus Henderson Global Sustainable Equity Portfolio – Service Shares	Janus Henderson Series Balanced Portfolio – Service Shares	Janus Henderson Series Enterprise Portfolio – Service Shares	Janus Henderson Series Flexible Bond Portfolio – Service Shares

Assets
Investments in shares of mutual funds, at fair value	$159,548	$11,222,011	$12,832,832	$3,242,237
Total assets	159,548	11,222,011	12,832,832	3,242,237
Total liabilities	—	—	—	—
Net assets	$159,548	$11,222,011	$12,832,832	$3,242,237

Net assets
Applicable to accumulation units	$159,548	$11,222,011	$12,832,832	$3,242,237
Total net assets	$159,548	$11,222,011	$12,832,832	$3,242,237

Investments in shares of mutual funds, at cost	$160,985	$9,816,494	$12,032,496	$3,317,564

Shares of mutual funds owned	13,886	206,325	171,746	298,274

Accumulation units outstanding	12,473	197,258	172,581	135,201

Statements of Operations
Year ended December 31, 2024

	Janus Henderson Global Sustainable Equity Portfolio – Service Shares	Janus Henderson Series Balanced Portfolio – Service Shares	Janus Henderson Series Enterprise Portfolio – Service Shares	Janus Henderson Series Flexible Bond Portfolio – Service Shares

Net investment income (loss)
Investment income:
Dividends	$502	$178,189	$73,895	$126,665

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	502	178,189	73,895	126,665

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,094	41,963	(73,805)	(57,604)
Capital gains distributions	946	—	514,352	—
Total realized gains (losses) on investments	2,040	41,963	440,547	(57,604)

Change in net unrealized appreciation (depreciation)
of investments	(2,373)	1,063,017	1,070,811	(24,373)

Net gains (losses) on investments	169	1,283,169	1,585,253	44,688

Net increase (decrease) in net assets resulting from operations	$169	$1,283,169	$1,585,253	$44,688

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Janus Henderson Series Forty Portfolio – Service Shares	Janus Henderson Series Global Research Portfolio – Service Shares	Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares	LargeCap Growth Account I – Class 1

Assets
Investments in shares of mutual funds, at fair value	$10,653,270	$1,185,371	$9,841,232	$49,414,331
Total assets	10,653,270	1,185,371	9,841,232	49,414,331
Total liabilities	—	—	—	—
Net assets	$10,653,270	$1,185,371	$9,841,232	$49,414,331

Net assets
Applicable to accumulation units	$10,653,270	$1,185,371	$9,841,232	$49,414,331
Total net assets	$10,653,270	$1,185,371	$9,841,232	$49,414,331

Investments in shares of mutual funds, at cost	$8,619,709	$993,543	$7,456,284	$40,604,122

Shares of mutual funds owned	208,642	16,941	465,087	1,026,045

Accumulation units outstanding	171,540	26,217	370,541	355,517

Statements of Operations
Year ended December 31, 2024

	Janus Henderson Series Forty Portfolio – Service Shares	Janus Henderson Series Global Research Portfolio – Service Shares	Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares	LargeCap Growth Account I – Class 1

Net investment income (loss)
Investment income:
Dividends	$1,048	$6,359	$—	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,048	6,359	—	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	404,619	37,713	194,328	168,405
Capital gains distributions	636,753	34,579	—	2,171,458
Total realized gains (losses) on investments	1,041,372	72,292	194,328	2,339,863

Change in net unrealized appreciation (depreciation)
of investments	1,313,846	108,233	1,705,425	7,265,101

Net gains (losses) on investments	2,356,266	186,884	1,899,753	9,604,964

Net increase (decrease) in net assets resulting from operations	$2,356,266	$186,884	$1,899,753	$9,604,964

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	LargeCap S&P 500 Index Account – Class 1	Lord Abbett Series Fund Developing Growth Portfolio – Class VC	LVIP American Century Capital Appreciation Fund – Service Class	LVIP American Century Disciplined Core Value Fund – Service Class

Assets
Investments in shares of mutual funds, at fair value	$161,103,450	$3,598,379	$1,671,765	$2,818,881
Total assets	161,103,450	3,598,379	1,671,765	2,818,881
Total liabilities	—	—	—	—
Net assets	$161,103,450	$3,598,379	$1,671,765	$2,818,881

Net assets
Applicable to accumulation units	$161,103,450	$3,598,379	$1,671,765	$2,818,881
Total net assets	$161,103,450	$3,598,379	$1,671,765	$2,818,881

Investments in shares of mutual funds, at cost	$139,152,930	$3,275,879	$1,501,738	$2,688,303

Shares of mutual funds owned	6,421,022	123,106	102,393	329,116

Accumulation units outstanding	2,464,609	126,996	55,067	57,966

Statements of Operations
Year ended December 31, 2024

	LargeCap S&P 500 Index Account – Class 1	Lord Abbett Series Fund Developing Growth Portfolio – Class VC	LVIP American Century Capital Appreciation Fund – Service Class	LVIP American Century Disciplined Core Value Fund – Service Class

Net investment income (loss)
Investment income:
Dividends	$2,030,881	$5,382	$—	$21,825

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,030,881	5,382	—	21,825

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	751,147	(73,043)	13,321	27,528
Capital gains distributions	8,402,499	—	45,489	—
Total realized gains (losses) on investments	9,153,646	(73,043)	58,810	27,528

Change in net unrealized appreciation (depreciation)
of investments	16,411,278	686,753	170,027	130,578

Net gains (losses) on investments	27,595,805	619,092	228,837	179,931

Net increase (decrease) in net assets resulting from operations	$27,595,805	$619,092	$228,837	$179,931

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	LVIP American Century Inflation Protection Fund – Service Class	LVIP American Century International Fund – Service Class	LVIP American Century Mid Cap Value Fund – Service Class	LVIP American Century Value Fund – Service Class

Assets
Investments in shares of mutual funds, at fair value	$1,492,026	$210,694	$7,200,458	$3,659,422
Total assets	1,492,026	210,694	7,200,458	3,659,422
Total liabilities	—	—	—	—
Net assets	$1,492,026	$210,694	$7,200,458	$3,659,422

Net assets
Applicable to accumulation units	$1,492,026	$210,694	$7,200,458	$3,659,422
Total net assets	$1,492,026	$210,694	$7,200,458	$3,659,422

Investments in shares of mutual funds, at cost	$1,502,006	$219,741	$7,067,871	$3,580,013

Shares of mutual funds owned	162,814	19,737	365,896	298,826

Accumulation units outstanding	108,000	6,822	138,502	67,966

Statements of Operations
Year ended December 31, 2024

	LVIP American Century Inflation Protection Fund – Service Class	LVIP American Century International Fund – Service Class	LVIP American Century Mid Cap Value Fund – Service Class	LVIP American Century Value Fund – Service Class

Net investment income (loss)
Investment income:
Dividends	$49,075	$1,200	$142,328	$78,434

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	49,075	1,200	142,328	78,434

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,724	254	71,588	35,792
Capital gains distributions	—	—	131,039	33,397
Total realized gains (losses) on investments	4,724	254	202,627	69,189

Change in net unrealized appreciation (depreciation)
of investments	(9,980)	(9,047)	132,587	79,409

Net gains (losses) on investments	43,819	(7,593)	477,542	227,032

Net increase (decrease) in net assets resulting from operations	$43,819	$(7,593)	$477,542	$227,032

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Macquarie VIP Small Cap Value Series – Service Class	MFS® Blended Research® Small Cap Equity Portfolio – Service Class	MFS® Global Equity Series – Service Class	MFS® Growth Series – Service Class

Assets
Investments in shares of mutual funds, at fair value	$4,120,628	$1,561,357	$1,000,154	$7,415,207
Total assets	4,120,628	1,561,357	1,000,154	7,415,207
Total liabilities	—	—	—	—
Net assets	$4,120,628	$1,561,357	$1,000,154	$7,415,207

Net assets
Applicable to accumulation units	$4,120,628	$1,561,357	$1,000,154	$7,415,207
Total net assets	$4,120,628	$1,561,357	$1,000,154	$7,415,207

Investments in shares of mutual funds, at cost	$3,658,354	$1,498,325	$1,035,245	$6,537,198

Shares of mutual funds owned	102,376	159,812	47,786	110,543

Accumulation units outstanding	103,964	71,806	24,002	70,134

Statements of Operations
Year ended December 31, 2024

	Macquarie VIP Small Cap Value Series – Service Class	MFS® Blended Research® Small Cap Equity Portfolio – Service Class	MFS® Global Equity Series – Service Class	MFS® Growth Series – Service Class

Net investment income (loss)
Investment income:
Dividends	$38,794	$12,285	$6,882	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	38,794	12,285	6,882	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,317	(102,911)	(29,811)	(80,380)
Capital gains distributions	145,720	13,407	55,963	541,086
Total realized gains (losses) on investments	151,037	(89,504)	26,152	460,706

Change in net unrealized appreciation (depreciation)
of investments	216,861	150,027	8,984	940,770

Net gains (losses) on investments	406,692	72,808	42,018	1,401,476

Net increase (decrease) in net assets resulting from operations	$406,692	$72,808	$42,018	$1,401,476

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	MFS® Inflation –Adjusted Bond Portfolio – Service Class	MFS® International Intrinsic Value Portfolio – Service Class	MFS® Mid Cap Value Portfolio – Service Class	MFS® New Discovery Series – Service Class

Assets
Investments in shares of mutual funds, at fair value	$126,000	$4,115,392	$6,089,695	$2,421,598
Total assets	126,000	4,115,392	6,089,695	2,421,598
Total liabilities	—	—	—	—
Net assets	$126,000	$4,115,392	$6,089,695	$2,421,598

Net assets
Applicable to accumulation units	$126,000	$4,115,392	$6,089,695	$2,421,598
Total net assets	$126,000	$4,115,392	$6,089,695	$2,421,598

Investments in shares of mutual funds, at cost	$132,850	$4,023,630	$5,674,534	$2,715,804

Shares of mutual funds owned	16,535	141,083	584,424	225,265

Accumulation units outstanding	13,301	184,049	276,714	41,713

Statements of Operations
Year ended December 31, 2024

	MFS® Inflation –Adjusted Bond Portfolio – Service Class	MFS® International Intrinsic Value Portfolio – Service Class	MFS® Mid Cap Value Portfolio – Service Class	MFS® New Discovery Series – Service Class

Net investment income (loss)
Investment income:
Dividends	$2,897	$43,357	$58,564	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	2,897	43,357	58,564	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,073)	(127,192)	127,899	(133,010)
Capital gains distributions	—	168,739	237,066	—
Total realized gains (losses) on investments	(5,073)	41,547	364,965	(133,010)

Change in net unrealized appreciation (depreciation)
of investments	(2,985)	122,457	268,366	266,708

Net gains (losses) on investments	(5,161)	207,361	691,895	133,698

Net increase (decrease) in net assets resulting from operations	$(5,161)	$207,361	$691,895	$133,698

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	MFS® New Discovery Value Portfolio – Service Class	MFS® Research International Portfolio – Service Class	MFS® Total Return Series – Service Class	MFS® Utilities Series – Service Class

Assets
Investments in shares of mutual funds, at fair value	$2,430,848	$1,124,851	$286,098	$4,721,498
Total assets	2,430,848	1,124,851	286,098	4,721,498
Total liabilities	—	—	—	—
Net assets	$2,430,848	$1,124,851	$286,098	$4,721,498

Net assets
Applicable to accumulation units	$2,430,848	$1,124,851	$286,098	$4,721,498
Total net assets	$2,430,848	$1,124,851	$286,098	$4,721,498

Investments in shares of mutual funds, at cost	$2,386,732	$1,052,824	$285,473	$4,677,018

Shares of mutual funds owned	302,721	66,717	12,637	141,278

Accumulation units outstanding	98,519	74,024	10,292	168,859

Statements of Operations
Year ended December 31, 2024

	MFS® New Discovery Value Portfolio – Service Class	MFS® Research International Portfolio – Service Class	MFS® Total Return Series – Service Class	MFS® Utilities Series – Service Class

Net investment income (loss)
Investment income:
Dividends	$25,249	$16,240	$4,978	$98,419

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	25,249	16,240	4,978	98,419

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	18,626	10,104	(3,133)	82,184
Capital gains distributions	126,767	—	10,678	137,029
Total realized gains (losses) on investments	145,393	10,104	7,545	219,213

Change in net unrealized appreciation (depreciation)
of investments	37,989	(112)	2,729	194,009

Net gains (losses) on investments	208,631	26,232	15,252	511,641

Net increase (decrease) in net assets resulting from operations	$208,631	$26,232	$15,252	$511,641

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	MFS® Value Series – Service Class	MidCap Account – Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio – Class S Shares	Neuberger Berman AMT Sustainable Equity Portfolio – Class I Shares

Assets
Investments in shares of mutual funds, at fair value	$3,992,563	$19,949,255	$109,075	$694,371
Total assets	3,992,563	19,949,255	109,075	694,371
Total liabilities	—	—	—	—
Net assets	$3,992,563	$19,949,255	$109,075	$694,371

Net assets
Applicable to accumulation units	$3,992,563	$19,949,255	$109,075	$694,371
Total net assets	$3,992,563	$19,949,255	$109,075	$694,371

Investments in shares of mutual funds, at cost	$4,018,752	$17,653,058	$94,470	$503,987

Shares of mutual funds owned	190,032	288,201	4,097	17,390

Accumulation units outstanding	69,243	93,865	4,317	32,993

Statements of Operations
Year ended December 31, 2024

	MFS® Value Series – Service Class	MidCap Account – Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio – Class S Shares	Neuberger Berman AMT Sustainable Equity Portfolio – Class I Shares

Net investment income (loss)
Investment income:
Dividends	$49,720	$45,383	$—	$1,461

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	49,720	45,383	—	1,461

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(15,539)	609,093	3,206	20,256
Capital gains distributions	264,136	1,602,439	7,114	31,472
Total realized gains (losses) on investments	248,597	2,211,532	10,320	51,728

Change in net unrealized appreciation (depreciation)
of investments	2,996	953,612	10,450	90,840

Net gains (losses) on investments	301,313	3,210,527	20,770	144,029

Net increase (decrease) in net assets resulting from operations	$301,313	$3,210,527	$20,770	$144,029

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	PIMCO VIT All Asset Portfolio – Administrative Class	PIMCO VIT CommodityReal Return® Strategy Portfolio – Administrative Class	PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class	PIMCO VIT High Yield Portfolio – Administrative Class

Assets
Investments in shares of mutual funds, at fair value	$212,043	$173,982	$108,547	$6,245,426
Total assets	212,043	173,982	108,547	6,245,426
Total liabilities	—	—	—	—
Net assets	$212,043	$173,982	$108,547	$6,245,426

Net assets
Applicable to accumulation units	$212,043	$173,982	$108,547	$6,245,426
Total net assets	$212,043	$173,982	$108,547	$6,245,426

Investments in shares of mutual funds, at cost	$219,200	$174,335	$104,982	$6,100,122

Shares of mutual funds owned	24,123	31,923	10,202	862,628

Accumulation units outstanding	12,370	20,160	7,340	264,076

Statements of Operations
Year ended December 31, 2024

	PIMCO VIT All Asset Portfolio – Administrative Class	PIMCO VIT CommodityReal Return® Strategy Portfolio – Administrative Class	PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class	PIMCO VIT High Yield Portfolio – Administrative Class

Net investment income (loss)
Investment income:
Dividends	$12,131	$5,338	$6,320	$295,874

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	12,131	5,338	6,320	295,874

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,275)	(7,930)	516	79,677
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(1,275)	(7,930)	516	79,677

Change in net unrealized appreciation (depreciation)
of investments	(4,198)	10,206	285	(45,457)

Net gains (losses) on investments	6,658	7,614	7,121	330,094

Net increase (decrease) in net assets resulting from operations	$6,658	$7,614	$7,121	$330,094

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class	PIMCO VIT Low Duration Portfolio – Administrative Class	PIMCO VIT Real Return Portfolio – Administrative Class	PIMCO VIT Short-Term Portfolio – Administrative Class

Assets
Investments in shares of mutual funds, at fair value	$297,291	$422,211	$2,023,218	$3,569,386
Total assets	297,291	422,211	2,023,218	3,569,386
Total liabilities	—	—	—	—
Net assets	$297,291	$422,211	$2,023,218	$3,569,386

Net assets
Applicable to accumulation units	$297,291	$422,211	$2,023,218	$3,569,386
Total net assets	$297,291	$422,211	$2,023,218	$3,569,386

Investments in shares of mutual funds, at cost	$313,146	$418,002	$2,044,274	$3,548,877

Shares of mutual funds owned	40,893	43,798	175,779	345,871

Accumulation units outstanding	28,793	37,541	134,499	263,401

Statements of Operations
Year ended December 31, 2024

	PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class	PIMCO VIT Low Duration Portfolio – Administrative Class	PIMCO VIT Real Return Portfolio – Administrative Class	PIMCO VIT Short-Term Portfolio – Administrative Class

Net investment income (loss)
Investment income:
Dividends	$10,132	$15,258	$47,071	$171,770

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	10,132	15,258	47,071	171,770

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(7,681)	1,851	(70,068)	28,934
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(7,681)	1,851	(70,068)	28,934

Change in net unrealized appreciation (depreciation)
of investments	(19,145)	153	59,817	61

Net gains (losses) on investments	(16,694)	17,262	36,820	200,765

Net increase (decrease) in net assets resulting from operations	$(16,694)	$17,262	$36,820	$200,765

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	PIMCO VIT Total Return Portfolio – Administrative Class	Principal Capital Appreciation Account – Class 1	Principal LifeTime 2020 Account – Class 1	Principal LifeTime 2030 Account – Class 1

Assets
Investments in shares of mutual funds, at fair value	$1,319,064	$7,084,979	$18,141,098	$63,553,947
Total assets	1,319,064	7,084,979	18,141,098	63,553,947
Total liabilities	—	—	—	—
Net assets	$1,319,064	$7,084,979	$18,141,098	$63,553,947

Net assets
Applicable to accumulation units	$1,319,064	$7,084,979	$18,141,098	$63,553,947
Total net assets	$1,319,064	$7,084,979	$18,141,098	$63,553,947

Investments in shares of mutual funds, at cost	$1,320,247	$5,818,890	$17,548,092	$59,633,871

Shares of mutual funds owned	145,914	165,847	1,407,377	4,645,756

Accumulation units outstanding	90,624	213,264	552,971	1,735,416

Statements of Operations
Year ended December 31, 2024

	PIMCO VIT Total Return Portfolio – Administrative Class	Principal Capital Appreciation Account – Class 1	Principal LifeTime 2020 Account – Class 1	Principal LifeTime 2030 Account – Class 1

Net investment income (loss)
Investment income:
Dividends	$45,941	$49,678	$449,229	$1,335,555

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	45,941	49,678	449,229	1,335,555

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,895	323,437	(331,538)	(719,289)
Capital gains distributions	—	212,569	193,748	628,132
Total realized gains (losses) on investments	4,895	536,006	(137,790)	(91,157)

Change in net unrealized appreciation (depreciation)
of investments	(15,312)	822,661	717,750	3,702,022

Net gains (losses) on investments	35,524	1,408,345	1,029,189	4,946,420

Net increase (decrease) in net assets resulting from operations	$35,524	$1,408,345	$1,029,189	$4,946,420

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Principal LifeTime 2040 Account – Class 1	Principal LifeTime 2050 Account – Class 1	Principal LifeTime 2060 Account – Class 1	Principal LifeTime Strategic Income Account – Class 1

Assets
Investments in shares of mutual funds, at fair value	$42,049,853	$22,555,336	$11,706,731	$6,767,811
Total assets	42,049,853	22,555,336	11,706,731	6,767,811
Total liabilities	—	—	—	—
Net assets	$42,049,853	$22,555,336	$11,706,731	$6,767,811

Net assets
Applicable to accumulation units	$42,049,853	$22,555,336	$11,706,731	$6,767,811
Total net assets	$42,049,853	$22,555,336	$11,706,731	$6,767,811

Investments in shares of mutual funds, at cost	$38,395,463	$20,521,079	$10,484,561	$6,470,740

Shares of mutual funds owned	2,340,003	1,272,157	677,473	591,592

Accumulation units outstanding	999,402	500,689	441,678	290,195

Statements of Operations
Year ended December 31, 2024

	Principal LifeTime 2040 Account – Class 1	Principal LifeTime 2050 Account – Class 1	Principal LifeTime 2060 Account – Class 1	Principal LifeTime Strategic Income Account – Class 1

Net investment income (loss)
Investment income:
Dividends	$678,915	$283,548	$139,979	$166,126

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	678,915	283,548	139,979	166,126

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(55,799)	(31,983)	126,427	121,475
Capital gains distributions	516,318	297,212	150,708	12,622
Total realized gains (losses) on investments	460,519	265,229	277,135	134,097

Change in net unrealized appreciation (depreciation)
of investments	2,706,285	1,544,112	782,874	77,697

Net gains (losses) on investments	3,845,719	2,092,889	1,199,988	377,920

Net increase (decrease) in net assets resulting from operations	$3,845,719	$2,092,889	$1,199,988	$377,920

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Putnam VT International Value Fund – Class IB	Putnam VT Large Cap Growth Fund – Class IB	Putnam VT Small Cap Growth Fund – Class IB	Putnam VT Small Cap Value Fund – Class IB

Assets
Investments in shares of mutual funds, at fair value	$384,643	$10,381,177	$366,413	$52,728
Total assets	384,643	10,381,177	366,413	52,728
Total liabilities	—	—	—	—
Net assets	$384,643	$10,381,177	$366,413	$52,728

Net assets
Applicable to accumulation units	$384,643	$10,381,177	$366,413	$52,728
Total net assets	$384,643	$10,381,177	$366,413	$52,728

Investments in shares of mutual funds, at cost	$377,200	$7,953,285	$389,510	$51,913

Shares of mutual funds owned	31,947	603,557	17,074	4,597

Accumulation units outstanding	24,654	247,289	33,431	5,029

Statements of Operations
Year ended December 31, 2024

	Putnam VT International Value Fund – Class IB	Putnam VT Large Cap Growth Fund – Class IB	Putnam VT Small Cap Growth Fund – Class IB	Putnam VT Small Cap Value Fund – Class IB

Net investment income (loss)
Investment income:
Dividends	$6,227	$—	$ $—	$ $—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	6,227	—	—	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	9,646	176,226	49	22
Capital gains distributions	734	300,419	—	—
Total realized gains (losses) on investments	10,380	476,645	49	22

Change in net unrealized appreciation (depreciation)
of investments	(7,219)	1,715,168	(23,097)	815

Net gains (losses) on investments	9,388	2,191,813	(23,048)	837

Net increase (decrease) in net assets resulting from operations	$9,388	$2,191,813	$(23,048)	$837

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Real Estate Securities Account – Class 1	Rydex VI Basic Materials Fund	Rydex VI Utilities Fund		SAM Balanced Portfolio – Class 1

Assets
Investments in shares of mutual funds, at fair value	$15,263,179	$186,701	$	$—	$35,030,553
Total assets	15,263,179	186,701		—	35,030,553
Total liabilities	—	—		—	—
Net assets	$15,263,179	$186,701	$	$—	$35,030,553

Net assets
Applicable to accumulation units	$15,263,179	$186,701	$	$—	$35,030,553
Total net assets	$15,263,179	$186,701	$	$—	$35,030,553

Investments in shares of mutual funds, at cost	$15,648,378	$189,543	$	$—	$33,630,456

Shares of mutual funds owned	839,559	1,902		—	2,304,642

Accumulation units outstanding	129,927	13,330		—	1,174,714

Statements of Operations
Year ended December 31, 2024

	Real Estate Securities Account – Class 1	Rydex VI Basic Materials Fund	Rydex VI Utilities Fund		SAM Balanced Portfolio – Class 1

Net investment income (loss)
Investment income:
Dividends	$346,047	$2,463	$	$—	$660,670

Expenses:
Mortality and expense risks	—	—		—	—
Net investment income (loss)	346,047	2,463		—	660,670

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(362,607)	6,016		—	89,297
Capital gains distributions	445,743	—		—	—
Total realized gains (losses) on investments	83,136	6,016		—	89,297

Change in net unrealized appreciation (depreciation)
of investments	359,283	(17,168)		—	2,979,941

Net gains (losses) on investments	788,466	(8,689)		—	3,729,908

Net increase (decrease) in net assets resulting from operations	$788,466	$(8,689)	$	$—	$3,729,908

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	SAM Conservative Balanced Portfolio – Class 1	SAM Conservative Growth Portfolio – Class 1	SAM Flexible Income Portfolio – Class 1	SAM Strategic Growth Portfolio – Class 1

Assets
Investments in shares of mutual funds, at fair value	$10,151,391	$48,638,035	$7,289,964	$83,833,748
Total assets	10,151,391	48,638,035	7,289,964	83,833,748
Total liabilities	—	—	—	—
Net assets	$10,151,391	$48,638,035	$7,289,964	$83,833,748

Net assets
Applicable to accumulation units	$10,151,391	$48,638,035	$7,289,964	$83,833,748
Total net assets	$10,151,391	$48,638,035	$7,289,964	$83,833,748

Investments in shares of mutual funds, at cost	$9,907,830	$43,049,839	$7,509,568	$69,266,034

Shares of mutual funds owned	864,684	2,183,036	654,983	3,164,732

Accumulation units outstanding	401,877	1,454,372	320,251	2,324,024

Statements of Operations
Year ended December 31, 2024

	SAM Conservative Balanced Portfolio – Class 1	SAM Conservative Growth Portfolio – Class 1	SAM Flexible Income Portfolio – Class 1	SAM Strategic Growth Portfolio – Class 1

Net investment income (loss)
Investment income:
Dividends	$271,158	$697,484	$223,337	$902,804

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	271,158	697,484	223,337	902,804

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	211,133	934,846	(86,014)	1,801,645
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	211,133	934,846	(86,014)	1,801,645

Change in net unrealized appreciation (depreciation)
of investments	437,166	4,754,099	335,339	9,757,597

Net gains (losses) on investments	919,457	6,386,429	472,662	12,462,046

Net increase (decrease) in net assets resulting from operations	$919,457	$6,386,429	$472,662	$12,462,046

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Short-Term Income Account – Class 1	SmallCap Account – Class 1	T. Rowe Price Health Sciences Portfolio – II	TOPS® Managed Risk Balanced ETF Portfolio – Class 2

Assets
Investments in shares of mutual funds, at fair value	$21,016,104	$8,804,481	$795,256	$882,314
Total assets	21,016,104	8,804,481	795,256	882,314
Total liabilities	—	—	—	—
Net assets	$21,016,104	$8,804,481	$795,256	$882,314

Net assets
Applicable to accumulation units	$21,016,104	$8,804,481	$795,256	$882,314
Total net assets	$21,016,104	$8,804,481	$795,256	$882,314

Investments in shares of mutual funds, at cost	$20,415,471	$8,445,220	$878,392	$1,043,274

Shares of mutual funds owned	8,274,056	561,152	16,700	61,144

Accumulation units outstanding	1,367,711	159,220	41,049	52,163

Statements of Operations
Year ended December 31, 2024

	Short-Term Income Account – Class 1	SmallCap Account – Class 1	T. Rowe Price Health Sciences Portfolio – II	TOPS® Managed Risk Balanced ETF Portfolio – Class 2

Net investment income (loss)
Investment income:
Dividends	$669,498	$30,822	$ $—	$23,048

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	669,498	30,822	—	23,048

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	84,181	(180,062)	8,939	(59,051)
Capital gains distributions	—	164,453	74,519	—
Total realized gains (losses) on investments	84,181	(15,609)	83,458	(59,051)

Change in net unrealized appreciation (depreciation)
of investments	206,442	525,072	(83,679)	83,434

Net gains (losses) on investments	960,121	540,285	(221)	47,431

Net increase (decrease) in net assets resulting from operations	$960,121	$540,285	$(221)	$47,431

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	TOPS® Managed Risk Growth ETF Portfolio – Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2	VanEck VIP Trust Global Resources Fund – Class S Shares	VanEck VIP Trust Global Resources Fund – Initial Class Shares

Assets
Investments in shares of mutual funds, at fair value	$2,875,397	$1,676,722	$1,051,676	$207,825
Total assets	2,875,397	1,676,722	1,051,676	207,825
Total liabilities	—	—	—	—
Net assets	$2,875,397	$1,676,722	$1,051,676	$207,825

Net assets
Applicable to accumulation units	$2,875,397	$1,676,722	$1,051,676	$207,825
Total net assets	$2,875,397	$1,676,722	$1,051,676	$207,825

Investments in shares of mutual funds, at cost	$3,246,890	$1,538,878	$1,149,351	$223,680

Shares of mutual funds owned	222,726	123,470	43,729	8,254

Accumulation units outstanding	152,867	90,507	131,151	21,572

Statements of Operations
Year ended December 31, 2024

	TOPS® Managed Risk Growth ETF Portfolio – Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2	VanEck VIP Trust Global Resources Fund – Class S Shares	VanEck VIP Trust Global Resources Fund – Initial Class Shares

Net investment income (loss)
Investment income:
Dividends	$66,289	$40,087	$30,933	$5,518

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	66,289	40,087	30,933	5,518

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(192,425)	(900,117)	130,482	(3,359)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(192,425)	(900,117)	130,482	(3,359)

Change in net unrealized appreciation (depreciation)
of investments	326,931	991,802	(130,752)	(10,290)

Net gains (losses) on investments	200,795	131,772	30,663	(8,131)

Net increase (decrease) in net assets resulting from operations	$200,795	$131,772	$30,663	$(8,131)

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Global Bond Index Portfolio

Assets
Investments in shares of mutual funds, at fair value	$6,472,338	$141,095	$283,893	$1,672,469
Total assets	6,472,338	141,095	283,893	1,672,469
Total liabilities	—	—	—	—
Net assets	$6,472,338	$141,095	$283,893	$1,672,469

Net assets
Applicable to accumulation units	$6,472,338	$141,095	$283,893	$1,672,469
Total net assets	$6,472,338	$141,095	$283,893	$1,672,469

Investments in shares of mutual funds, at cost	$6,046,605	$136,583	$271,971	$1,647,863

Shares of mutual funds owned	261,297	5,660	11,329	90,846

Accumulation units outstanding	109,789	13,186	21,462	175,867

Statements of Operations
Year ended December 31, 2024

	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Global Bond Index Portfolio

Net investment income (loss)
Investment income:
Dividends	$90,874	$1,876	$1,590	$34,270

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	90,874	1,876	1,590	34,270

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	105,302	2,865	(225)	(8,877)
Capital gains distributions	196,543	1,590	3,351	1,276
Total realized gains (losses) on investments	301,845	4,455	3,126	(7,601)

Change in net unrealized appreciation (depreciation)
of investments	199,558	(2,410)	11,835	5,888

Net gains (losses) on investments	592,277	3,921	16,551	32,557

Net increase (decrease) in net assets resulting from operations	$592,277	$3,921	$16,551	$32,557

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2024

	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Wanger International

Assets
Investments in shares of mutual funds, at fair value	$141,642	$28,267,653	$206,070	$1,370,946
Total assets	141,642	28,267,653	206,070	1,370,946
Total liabilities	—	—	—	—
Net assets	$141,642	$28,267,653	$206,070	$1,370,946

Net assets
Applicable to accumulation units	$141,642	$28,267,653	$206,070	$1,370,946
Total net assets	$141,642	$28,267,653	$206,070	$1,370,946

Investments in shares of mutual funds, at cost	$141,261	$24,717,395	$211,751	$1,556,842

Shares of mutual funds owned	5,533	1,053,191	17,553	74,346

Accumulation units outstanding	16,271	367,201	19,611	111,529

Statements of Operations
Year ended December 31, 2024

		Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Wanger International
	Vanguard VIF International Portfolio

Net investment income (loss)
Investment income:
Dividends	$811	$287,542	$2,063	$20,586

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	811	287,542	2,063	20,586

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,363	(260,990)	1,819	(13,930)
Capital gains distributions	2,147	239,641	1,740	—
Total realized gains (losses) on investments	4,510	(21,349)	3,559	(13,930)

Change in net unrealized appreciation (depreciation)
of investments	(1,455)	2,922,495	(9,216)	(128,140)

Net gains (losses) on investments	3,866	3,188,688	(3,594)	(121,484)

Net increase (decrease) in net assets resulting from operations	$3,866	$3,188,688	$(3,594)	$(121,484)

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	AllianceBernstein VPS Discovery Value Portfolio – Class A	AllianceBernstein VPS International Value Portfolio – Class A	AllianceBernstein VPS Small Cap Growth Portfolio – Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A

Net assets as of January 1, 2023	$3,848,262	$1,501,924	$252,207	$236,364
Increase (decrease) in net assets
Operations:
Net investment income (loss)	43,239	16,481	—	1,205
Total realized gains (losses) on investments	90,427	(17,196)	(79,732)	(7,730)
Change in net unrealized appreciation (depreciation)
of investments	550,725	244,855	119,446	45,410
Net gains (losses) on investments	684,391	244,140	39,714	38,885
Net increase (decrease) in net assets resulting from operations	684,391	244,140	39,714	38,885
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,268,619	920,243	42,581	267,763
Contract terminations and surrenders	(82,083)	(74,858)	(35,497)	(464)
Death benefit payments	(2)	(690)	(13,206)	—
Policy loan transfers	(118,218)	(72,696)	12,011	—
Transfers to other contracts	(733,142)	(360,878)	(51,585)	(225,367)
Cost of insurance and administration charges	(162,181)	(70,715)	(7,794)	(10,583)
Mortality and expenses charges	(5,891)	(1,060)	(104)	(1,231)
Surrender charges (refunds)	(7,225)	4,645	(3,890)	35
Increase (decrease) in net assets from policy related transactions	159,877	343,991	(57,484)	30,153
Total increase (decrease)	844,268	588,131	(17,770)	69,038
Net assets as of December 31, 2023	4,692,530	2,090,055	234,437	305,402

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44,510	56,571	631	—
Total realized gains (losses) on investments	222,123	52,371	(30,704)	9,216
Change in net unrealized appreciation (depreciation)
of investments	211,250	11,338	74,771	9,889
Net gains (losses) on investments	477,883	120,280	44,698	19,105
Net increase (decrease) in net assets resulting from operations	477,883	120,280	44,698	19,105
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,473,194	334,558	17,612	223,765
Contract terminations and surrenders	(152,912)	(60,021)	—	(271)
Death benefit payments	—	—	—	—
Policy loan transfers	(169,416)	(310,638)	(24,299)	(568)
Transfers to other contracts	(539,790)	(233,419)	(3,980)	(81,057)
Cost of insurance and administration charges	(175,302)	(64,655)	(7,630)	(7,408)
Mortality and expenses charges	(9,303)	(610)	—	(1,192)
Surrender charges (refunds)	(6,106)	(2,569)	—	20
Increase (decrease) in net assets from policy related transactions	420,365	(337,354)	(18,297)	133,289
Total increase (decrease)	898,248	(217,074)	26,401	152,394
Net assets as of December 31, 2024	$5,590,778	$1,872,981	$260,838	$457,796

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	American Funds Insurance Series – Capital World Bond Fund – Class 2 Shares	American Funds Insurance Series – Global Balanced Fund – Class 2 Shares	American Funds Insurance Series – Global Small Capitalization Fund – Class 2 Shares	American Funds Insurance Series – Growth Fund – Class 2 Shares

Net assets as of January 1, 2023	$230,928	$407,766	$3,668	$11,489,410
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	11,720	198	61,360
Total realized gains (losses) on investments	(15,453)	57,429	(178)	606,863
Change in net unrealized appreciation (depreciation)
of investments	34,312	21,511	6,170	4,445,220
Net gains (losses) on investments	18,859	90,660	6,190	5,113,443
Net increase (decrease) in net assets resulting from operations	18,859	90,660	6,190	5,113,443
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	207,798	485,742	74,948	6,653,924
Contract terminations and surrenders	(20,487)	(13,035)	—	(304,185)
Death benefit payments	—	—	—	—
Policy loan transfers	(2,821)	6,024	—	(129,155)
Transfers to other contracts	(54,735)	(90,298)	(2,799)	(1,941,168)
Cost of insurance and administration charges	(10,339)	(27,984)	(896)	(548,256)
Mortality and expenses charges	(1,207)	(1,054)	(109)	(23,574)
Surrender charges (refunds)	1,559	(1,055)	—	(9,008)
Increase (decrease) in net assets from policy related transactions	119,768	358,340	71,144	3,698,578
Total increase (decrease)	138,627	449,000	77,334	8,812,021
Net assets as of December 31, 2023	369,555	856,766	81,002	20,301,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,255	19,889	933	88,463
Total realized gains (losses) on investments	419	(5,480)	3,451	1,164,661
Change in net unrealized appreciation (depreciation)
of investments	(24,680)	48,103	(2,741)	5,580,433
Net gains (losses) on investments	(12,006)	62,512	1,643	6,833,557
Net increase (decrease) in net assets resulting from operations	(12,006)	62,512	1,643	6,833,557
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	488,650	548,740	33,439	10,618,219
Contract terminations and surrenders	(41,769)	(112,132)	—	(1,735,116)
Death benefit payments	—	—	—	(19,702)
Policy loan transfers	(4,505)	(59,946)	—	(334,787)
Transfers to other contracts	(198,800)	(139,785)	(6,066)	(4,099,940)
Cost of insurance and administration charges	(14,581)	(54,088)	(1,329)	(711,182)
Mortality and expenses charges	(1,515)	(2,227)	(280)	(40,373)
Surrender charges (refunds)	3,148	7,786	—	70,394
Increase (decrease) in net assets from policy related transactions	230,628	188,348	25,764	3,747,513
Total increase (decrease)	218,622	250,860	27,407	10,581,070
Net assets as of December 31, 2024	$588,177	$1,107,626	$108,409	$30,882,501

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	American Funds Insurance Series – International Fund – Class 2 Shares	American Funds Insurance Series – New World Fund – Class 2 Shares	American Funds Insurance Series – Washington Mutual Investors Fund – Class 2 Shares	BNY Mellon IP MidCap Stock Portfolio – Service Shares

Net assets as of January 1, 2023	$3,259,198	$5,578,928	$6,473,002	$486,275
Increase (decrease) in net assets
Operations:
Net investment income (loss)	52,118	100,881	150,716	2,885
Total realized gains (losses) on investments	(144,648)	(445,497)	(264,272)	11,097
Change in net unrealized appreciation (depreciation)
of investments	637,782	1,272,196	1,378,071	80,150
Net gains (losses) on investments	545,252	927,580	1,264,515	94,132
Net increase (decrease) in net assets resulting from operations	545,252	927,580	1,264,515	94,132
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,409,278	3,591,793	3,114,483	106,520
Contract terminations and surrenders	(258,429)	(408,612)	(156,024)	(8,255)
Death benefit payments	—	(3,481)	—	—
Policy loan transfers	(22,003)	(58,346)	(102,696)	(1,469)
Transfers to other contracts	(507,097)	(1,829,938)	(1,445,362)	(12,913)
Cost of insurance and administration charges	(150,869)	(224,569)	(264,209)	(26,693)
Mortality and expenses charges	(4,872)	(12,865)	(15,313)	(313)
Surrender charges (refunds)	11,638	17,043	3,746	(1,029)
Increase (decrease) in net assets from policy related transactions	477,646	1,071,025	1,134,625	55,848
Total increase (decrease)	1,022,898	1,998,605	2,399,140	149,980
Net assets as of December 31, 2023	4,282,096	7,577,533	8,872,142	636,255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61,878	126,236	169,094	4,074
Total realized gains (losses) on investments	(5,198)	122,972	373,678	18,480
Change in net unrealized appreciation (depreciation)
of investments	72,741	248,963	1,210,321	53,306
Net gains (losses) on investments	129,421	498,171	1,753,093	75,860
Net increase (decrease) in net assets resulting from operations	129,421	498,171	1,753,093	75,860
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,587,120	3,389,202	3,539,775	182,520
Contract terminations and surrenders	(303,051)	(462,394)	(763,352)	(79,251)
Death benefit payments	(1,130)	—	—	—
Policy loan transfers	(38,406)	(53,252)	(108,731)	(6,657)
Transfers to other contracts	(394,084)	(1,497,865)	(1,748,430)	(104,008)
Cost of insurance and administration charges	(153,496)	(258,134)	(279,496)	(24,539)
Mortality and expenses charges	(6,905)	(17,892)	(20,922)	(302)
Surrender charges (refunds)	3,303	10,119	28,955	(3,393)
Increase (decrease) in net assets from policy related transactions	693,351	1,109,784	647,799	(35,630)
Total increase (decrease)	822,772	1,607,955	2,400,892	40,230
Net assets as of December 31, 2024	$5,104,868	$9,185,488	$11,273,034	$676,485

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	BNY Mellon IP Technology Growth Portfolio – Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares	BNY Mellon VIF Appreciation Portfolio – Service Shares	Bond Market Index Account – Class 1

Net assets as of January 1, 2023	$111,508	$76,149	$267,279	$2,079,555
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	425	2,047	62,559
Total realized gains (losses) on investments	(21,250)	8,229	6,133	(74,701)
Change in net unrealized appreciation (depreciation)
of investments	113,655	10,941	66,138	176,306
Net gains (losses) on investments	92,405	19,595	74,318	164,164
Net increase (decrease) in net assets resulting from operations	92,405	19,595	74,318	164,164
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	189,280	50,813	237,914	1,956,754
Contract terminations and surrenders	—	—	(2,448)	(10,260)
Death benefit payments	—	—	—	(222)
Policy loan transfers	—	—	88	(1,313)
Transfers to other contracts	(34,462)	(21,565)	(28,172)	(527,400)
Cost of insurance and administration charges	(9,154)	(2,148)	(11,610)	(73,646)
Mortality and expenses charges	(1,074)	(241)	(1,352)	(8,473)
Surrender charges (refunds)	—	—	186	781
Increase (decrease) in net assets from policy related transactions	144,590	26,859	194,606	1,336,221
Total increase (decrease)	236,995	46,454	268,924	1,500,385
Net assets as of December 31, 2023	348,503	122,603	536,203	3,579,940

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	618	1,136	131,884
Total realized gains (losses) on investments	37,090	36,104	67,901	(47,576)
Change in net unrealized appreciation (depreciation)
of investments	67,846	2,209	4,127	(55,062)
Net gains (losses) on investments	104,936	38,931	73,164	29,246
Net increase (decrease) in net assets resulting from operations	104,936	38,931	73,164	29,246
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	486,464	209,609	389,982	4,660,529
Contract terminations and surrenders	(7,636)	(116,087)	(33,057)	(49,433)
Death benefit payments	—	—	—	—
Policy loan transfers	(90)	—	(3,698)	(174)
Transfers to other contracts	(133,468)	(38,788)	(252,525)	(2,562,671)
Cost of insurance and administration charges	(12,629)	(7,013)	(17,100)	(84,371)
Mortality and expenses charges	(1,539)	(664)	(2,225)	(14,030)
Surrender charges (refunds)	576	8,750	2,492	3,726
Increase (decrease) in net assets from policy related transactions	331,678	55,807	83,869	1,953,576
Total increase (decrease)	436,614	94,738	157,033	1,982,822
Net assets as of December 31, 2024	$785,117	$217,341	$693,236	$5,562,762

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	ClearBridge Variable Mid Cap Portfolio – Class I Shares	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares	Core Plus Bond Account – Class 1	CVT EAFE International Index Portfolio – Class F

Net assets as of January 1, 2023	$1,003,353	$2,376,909	$7,786,971	$803,360
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,627	—	326,201	41,835
Total realized gains (losses) on investments	(4,543)	(413,996)	(315,777)	(30,295)
Change in net unrealized appreciation (depreciation)
of investments	144,647	651,023	562,654	178,968
Net gains (losses) on investments	141,731	237,027	573,078	190,508
Net increase (decrease) in net assets resulting from operations	141,731	237,027	573,078	190,508
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	415,062	1,897,787	7,660,111	814,838
Contract terminations and surrenders	(32,284)	(48,400)	(171,070)	(35,009)
Death benefit payments	—	—	(5,544)	(5,558)
Policy loan transfers	(21,006)	(194)	(434,347)	—
Transfers to other contracts	(82,261)	(1,086,275)	(1,791,787)	(210,292)
Cost of insurance and administration charges	(57,315)	(70,871)	(348,199)	(29,157)
Mortality and expenses charges	(1,433)	(8,268)	(24,473)	(3,295)
Surrender charges (refunds)	(4,289)	3,683	5,600	2,664
Increase (decrease) in net assets from policy related transactions	216,474	687,462	4,890,291	534,191
Total increase (decrease)	358,205	924,489	5,463,369	724,699
Net assets as of December 31, 2023	1,361,558	3,301,398	13,250,340	1,528,059

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,432	—	625,625	87,538
Total realized gains (losses) on investments	38,486	76,880	(308,712)	6,525
Change in net unrealized appreciation (depreciation)
of investments	92,375	78,572	(83,458)	(97,692)
Net gains (losses) on investments	139,293	155,452	233,455	(3,629)
Net increase (decrease) in net assets resulting from operations	139,293	155,452	233,455	(3,629)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	274,152	1,389,921	12,168,493	2,151,141
Contract terminations and surrenders	(41,009)	(67,119)	(368,041)	(19,586)
Death benefit payments	—	—	(986)	—
Policy loan transfers	(7,825)	63	(219,975)	—
Transfers to other contracts	(228,146)	(767,406)	(3,595,198)	(368,676)
Cost of insurance and administration charges	(63,840)	(72,048)	(441,829)	(41,587)
Mortality and expenses charges	(1,893)	(11,785)	(40,549)	(8,392)
Surrender charges (refunds)	(2,492)	5,059	9,324	1,476
Increase (decrease) in net assets from policy related transactions	(71,053)	476,685	7,511,239	1,714,376
Total increase (decrease)	68,240	632,137	7,744,694	1,710,747
Net assets as of December 31, 2024	$1,429,798	$3,933,535	$20,995,034	$3,238,806

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	CVT Investment Grade Bond Index Portfolio – Class I	CVT Russell 2000 Small Cap Index Portfolio – Class F	CVT S&P 500 Index Portfolio	CVT S&P MidCap 400 Index Portfolio – Class F

Net assets as of January 1, 2023	$1,272,720	$6,396,061	$308,964	$3,912,016
Increase (decrease) in net assets
Operations:
Net investment income (loss)	48,749	74,152	6,391	54,690
Total realized gains (losses) on investments	(24,228)	(518,721)	28,483	188,789
Change in net unrealized appreciation (depreciation)
of investments	70,595	1,650,139	49,962	412,254
Net gains (losses) on investments	95,116	1,205,570	84,836	655,733
Net increase (decrease) in net assets resulting from operations	95,116	1,205,570	84,836	655,733
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	841,678	4,346,754	146,624	789,365
Contract terminations and surrenders	(41,837)	(476,997)	(6,751)	(47,389)
Death benefit payments	(225)	(4,420)	—	—
Policy loan transfers	(5,982)	(18,070)	53	(14,888)
Transfers to other contracts	(109,932)	(1,926,179)	(5,457)	(267,645)
Cost of insurance and administration charges	(72,435)	(259,086)	(19,352)	(172,023)
Mortality and expenses charges	(1,881)	(16,783)	(259)	(1,760)
Surrender charges (refunds)	(3,483)	21,353	(740)	(6,161)
Increase (decrease) in net assets from policy related transactions	605,903	1,666,572	114,118	279,499
Total increase (decrease)	701,019	2,872,142	198,954	935,232
Net assets as of December 31, 2023	1,973,739	9,268,203	507,918	4,847,248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88,490	142,242	7,227	66,161
Total realized gains (losses) on investments	(22,823)	277,702	46,928	305,449
Change in net unrealized appreciation (depreciation)
of investments	(39,129)	622,903	73,320	280,469
Net gains (losses) on investments	26,538	1,042,847	127,475	652,079
Net increase (decrease) in net assets resulting from operations	26,538	1,042,847	127,475	652,079
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,882,381	7,809,918	57,151	1,135,838
Contract terminations and surrenders	(65,611)	(623,909)	(2,278)	(177,342)
Death benefit payments	(2,046)	—	—	—
Policy loan transfers	(44,708)	(52,000)	(32,120)	(72,784)
Transfers to other contracts	(267,150)	(4,011,528)	(5,373)	(458,015)
Cost of insurance and administration charges	(124,125)	(297,605)	(25,842)	(193,725)
Mortality and expenses charges	(2,263)	(24,361)	(2)	(904)
Surrender charges (refunds)	2,999	27,237	(98)	(9,258)
Increase (decrease) in net assets from policy related transactions	1,379,477	2,827,752	(8,562)	223,810
Total increase (decrease)	1,406,015	3,870,599	118,913	875,889
Net assets as of December 31, 2024	$3,379,754	$13,138,802	$626,831	$5,723,137

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Diversified International Account – Class 1	DWS Alternative Asset Allocation VIP – Class B	DWS Small Mid Cap Value VIP – Class B	Equity Income Account – Class 1

Net assets as of January 1, 2023	$7,217,341	$58,263	$564,811	$18,387,836
Increase (decrease) in net assets
Operations:
Net investment income (loss)	112,225	4,529	5,027	446,460
Total realized gains (losses) on investments	(337,401)	(294)	(3,244)	295,339
Change in net unrealized appreciation (depreciation)
of investments	1,571,612	837	71,372	1,492,565
Net gains (losses) on investments	1,346,436	5,072	73,155	2,234,364
Net increase (decrease) in net assets resulting from operations	1,346,436	5,072	73,155	2,234,364
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,052,521	52,658	160,825	8,523,935
Contract terminations and surrenders	(146,314)	—	(73,425)	(1,240,871)
Death benefit payments	(1,092)	—	—	(8,500)
Policy loan transfers	(37,660)	—	(7,290)	(657,353)
Transfers to other contracts	(1,555,341)	(4,253)	(126,123)	(3,616,786)
Cost of insurance and administration charges	(312,347)	(1,908)	(22,364)	(683,325)
Mortality and expenses charges	(17,376)	(217)	(346)	(44,806)
Surrender charges (refunds)	(16,025)	—	5,055	65,716
Increase (decrease) in net assets from policy related transactions	966,366	46,280	(63,668)	2,338,010
Total increase (decrease)	2,312,802	51,352	9,487	4,572,374
Net assets as of December 31, 2023	9,530,143	109,615	574,298	22,960,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	350,219	3,730	4,809	574,288
Total realized gains (losses) on investments	(155,117)	(2,086)	31,643	227,758
Change in net unrealized appreciation (depreciation)
of investments	226,716	3,988	(1,902)	2,906,171
Net gains (losses) on investments	421,818	5,632	34,550	3,708,217
Net increase (decrease) in net assets resulting from operations	421,818	5,632	34,550	3,708,217
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,946,398	49,949	99,063	7,610,554
Contract terminations and surrenders	(401,725)	—	(8,924)	(916,041)
Death benefit payments	(2,402)	—	—	(13,050)
Policy loan transfers	(81,845)	—	(17,919)	(70,917)
Transfers to other contracts	(1,712,698)	(23,522)	(87,546)	(2,728,509)
Cost of insurance and administration charges	(306,723)	(2,243)	(20,168)	(698,097)
Mortality and expenses charges	(22,506)	(408)	(224)	(57,754)
Surrender charges (refunds)	21,803	—	(384)	28,382
Increase (decrease) in net assets from policy related transactions	1,440,302	23,776	(36,102)	3,154,568
Total increase (decrease)	1,862,120	29,408	(1,552)	6,862,785
Net assets as of December 31, 2024	$11,392,263	$139,023	$572,746	$29,822,995

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Fidelity VIP Consumer Staples Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Extended Market Index Portfolio – Service Class 2

Net assets as of January 1, 2023	$—	$13,851,865	$3,225,443	$524,824
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	47,149	69,147	25,216
Total realized gains (losses) on investments	—	691,535	118,753	(17,461)
Change in net unrealized appreciation (depreciation)
of investments	—	4,034,460	195,480	180,021
Net gains (losses) on investments	—	4,773,144	383,380	187,776
Net increase (decrease) in net assets resulting from operations	—	4,773,144	383,380	187,776
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	5,003,163	1,238,918	1,207,564
Contract terminations and surrenders	—	(1,094,209)	(103,835)	(104)
Death benefit payments	—	(24,135)	—	—
Policy loan transfers	—	(523,791)	(252,174)	(3,660)
Transfers to other contracts	—	(1,295,568)	(298,737)	(140,381)
Cost of insurance and administration charges	—	(663,784)	(130,022)	(44,663)
Mortality and expenses charges	—	(12,191)	(3,817)	(2,486)
Surrender charges (refunds)	—	27,764	(51)	8
Increase (decrease) in net assets from policy related transactions	—	1,417,249	450,282	1,016,278
Total increase (decrease)	—	6,190,393	833,662	1,204,054
Net assets as of December 31, 2023	—	20,042,258	4,059,105	1,728,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	7,813	76,192	37,534
Total realized gains (losses) on investments	—	4,395,324	509,569	118,183
Change in net unrealized appreciation (depreciation)
of investments	—	2,604,409	41,414	106,865
Net gains (losses) on investments	—	7,007,546	627,175	262,582
Net increase (decrease) in net assets resulting from operations	—	7,007,546	627,175	262,582
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,250	7,906,009	1,719,198	2,160,131
Contract terminations and surrenders	—	(891,930)	(311,602)	(28,191)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(480,395)	(282,114)	(3,469)
Transfers to other contracts	—	(2,032,979)	(832,049)	(370,754)
Cost of insurance and administration charges	—	(818,563)	(149,195)	(74,858)
Mortality and expenses charges	—	(21,807)	(4,394)	(6,991)
Surrender charges (refunds)	—	(29,437)	(3,940)	279
Increase (decrease) in net assets from policy related transactions	4,250	3,630,898	135,904	1,676,147
Total increase (decrease)	4,250	10,638,444	763,079	1,938,729
Net assets as of December 31, 2024	$4,250	$30,680,702	$4,822,184	$3,667,607

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Fidelity VIP Government Money Market Portfolio – Service Class	Fidelity VIP High Income Portfolio – Service Class 2	Fidelity VIP International Index Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2

Net assets as of January 1, 2023	$38,441,227	$3,682,334	$2,507,701	$7,206,215
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,435,584	239,581	103,871	32,208
Total realized gains (losses) on investments	—	(87,073)	(65,534)	207,474
Change in net unrealized appreciation (depreciation)
of investments	—	239,409	465,471	878,956
Net gains (losses) on investments	2,435,584	391,917	503,808	1,118,638
Net increase (decrease) in net assets resulting from operations	2,435,584	391,917	503,808	1,118,638
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	83,977,786	1,065,013	2,075,221	2,294,326
Contract terminations and surrenders	(2,819,968)	(76,347)	(10,258)	(464,352)
Death benefit payments	(122,965)	(858)	(1,284)	(23,930)
Policy loan transfers	(216,153)	(96,686)	(8,233)	(71,490)
Transfers to other contracts	(55,595,425)	(444,660)	(561,504)	(740,986)
Cost of insurance and administration charges	(2,081,690)	(165,226)	(131,498)	(375,830)
Mortality and expenses charges	(155,229)	(2,674)	(7,790)	(5,032)
Surrender charges (refunds)	78,882	(4,733)	(398)	12,281
Increase (decrease) in net assets from policy related transactions	23,065,238	273,829	1,354,256	624,987
Total increase (decrease)	25,500,822	665,746	1,858,064	1,743,625
Net assets as of December 31, 2023	63,942,049	4,348,080	4,365,765	8,949,840

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,718,459	318,296	178,349	36,528
Total realized gains (losses) on investments	—	(44,710)	71,260	1,504,394
Change in net unrealized appreciation (depreciation)
of investments	—	118,835	(66,772)	13,958
Net gains (losses) on investments	3,718,459	392,421	182,837	1,554,880
Net increase (decrease) in net assets resulting from operations	3,718,459	392,421	182,837	1,554,880
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	111,967,822	1,297,164	3,732,432	1,926,254
Contract terminations and surrenders	(6,790,469)	(141,984)	(171,266)	(236,703)
Death benefit payments	(44,776)	—	(956)	(11,281)
Policy loan transfers	(3,190,493)	(91,120)	(26,909)	(255,556)
Transfers to other contracts	(80,172,767)	(321,141)	(1,447,441)	(610,102)
Cost of insurance and administration charges	(2,624,750)	(173,898)	(186,410)	(396,921)
Mortality and expenses charges	(207,374)	(2,656)	(12,006)	(4,157)
Surrender charges (refunds)	314,766	(5,667)	8,107	(9,441)
Increase (decrease) in net assets from policy related transactions	19,251,959	560,698	1,895,551	402,093
Total increase (decrease)	22,970,418	953,119	2,078,388	1,956,973
Net assets as of December 31, 2024	$86,912,468	$5,301,199	$6,444,153	$10,906,813

See accompanying notes.

Net assets as of December 31, 2024

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Fidelity VIP Strategic Income Portfolio – Service Class 2	Fidelity VIP Total Market Index Portfolio – Service Class 2	Franklin Templeton VIP Trust – Franklin Income VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Mutual Global Discovery VIP Fund – Class 2

Net assets as of January 1, 2023	$1,817,362	$3,861,843	$422,532	$2,800,643
Increase (decrease) in net assets
Operations:
Net investment income (loss)	123,797	52,263	68,470	78,491
Total realized gains (losses) on investments	(111,883)	(713)	75,812	132,969
Change in net unrealized appreciation (depreciation)
of investments	208,170	1,141,187	(61,010)	352,704
Net gains (losses) on investments	220,084	1,192,737	83,272	564,164
Net increase (decrease) in net assets resulting from operations	220,084	1,192,737	83,272	564,164
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,983,011	3,483,288	1,063,972	417,762
Contract terminations and surrenders	(135,069)	(316,930)	(12,815)	(111,195)
Death benefit payments	(597)	—	—	(687)
Policy loan transfers	(485,888)	(38,184)	—	(39,741)
Transfers to other contracts	(370,006)	(902,095)	(40,188)	(168,037)
Cost of insurance and administration charges	(79,078)	(168,106)	(21,431)	(122,617)
Mortality and expenses charges	(9,221)	(11,439)	(2,498)	(1,688)
Surrender charges (refunds)	10,279	2,550	975	(3,371)
Increase (decrease) in net assets from policy related transactions	913,431	2,049,084	988,015	(29,574)
Total increase (decrease)	1,133,515	3,241,821	1,071,287	534,590
Net assets as of December 31, 2023	2,950,877	7,103,664	1,493,819	3,335,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	129,746	141,948	119,813	61,501
Total realized gains (losses) on investments	31,477	596,340	(21,313)	246,478
Change in net unrealized appreciation (depreciation)
of investments	44,981	1,253,109	64,294	(157,051)
Net gains (losses) on investments	206,204	1,991,397	162,794	150,928
Net increase (decrease) in net assets resulting from operations	206,204	1,991,397	162,794	150,928
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,955,484	12,139,074	1,005,044	510,195
Contract terminations and surrenders	(230,025)	(89,457)	(70,941)	(186,183)
Death benefit payments	—	—	—	—
Policy loan transfers	64,142	(64,362)	(10,389)	(37,901)
Transfers to other contracts	(1,004,354)	(5,284,162)	(201,666)	(65,962)
Cost of insurance and administration charges	(93,701)	(249,221)	(27,541)	(117,880)
Mortality and expenses charges	(11,382)	(27,095)	(7,734)	(1,046)
Surrender charges (refunds)	17,338	5,357	5,347	(7,976)
Increase (decrease) in net assets from policy related transactions	697,502	6,430,134	692,120	93,247
Total increase (decrease)	903,706	8,421,531	854,914	244,175
Net assets as of December 31, 2024	$3,854,583	$15,525,195	$2,348,733	$3,579,408

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Franklin Templeton VIP Trust – Franklin Mutual Shares VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Strategic Income VIP Fund – Class 2

Net assets as of January 1, 2023	$27,181	$5,373,277	$2,106,294	$482,660
Increase (decrease) in net assets
Operations:
Net investment income (loss)	625	54,633	12,903	35,050
Total realized gains (losses) on investments	(564)	542,684	(21,087)	(44,294)
Change in net unrealized appreciation (depreciation)
of investments	5,248	102,126	307,950	53,380
Net gains (losses) on investments	5,309	699,443	299,766	44,136
Net increase (decrease) in net assets resulting from operations	5,309	699,443	299,766	44,136
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	24,170	1,840,839	884,084	555,301
Contract terminations and surrenders	—	(354,103)	(45,517)	(81,684)
Death benefit payments	—	(401)	—	—
Policy loan transfers	—	(103,316)	(39,929)	—
Transfers to other contracts	(17,719)	(434,627)	(401,860)	(419,279)
Cost of insurance and administration charges	(866)	(224,569)	(92,084)	(16,022)
Mortality and expenses charges	(97)	(6,784)	(4,361)	(1,871)
Surrender charges (refunds)	—	(11,299)	(5,282)	6,216
Increase (decrease) in net assets from policy related transactions	5,488	705,740	295,051	42,661
Total increase (decrease)	10,797	1,405,183	594,817	86,797
Net assets as of December 31, 2023	37,978	6,778,460	2,701,111	569,457

Increase (decrease) in net assets
Operations:
Net investment income (loss)	420	76,098	23,466	24,325
Total realized gains (losses) on investments	2,054	404,717	67,892	2,080
Change in net unrealized appreciation (depreciation)
of investments	298	283,626	171,576	(6,123)
Net gains (losses) on investments	2,772	764,441	262,934	20,282
Net increase (decrease) in net assets resulting from operations	2,772	764,441	262,934	20,282
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,768	1,974,283	857,386	494,081
Contract terminations and surrenders	(173)	(321,565)	(507,712)	(49,557)
Death benefit payments	—	—	—	—
Policy loan transfers	(288)	(216,278)	(87,426)	—
Transfers to other contracts	(23,714)	(727,902)	(245,731)	(322,732)
Cost of insurance and administration charges	(562)	(255,126)	(83,795)	(13,420)
Mortality and expenses charges	(82)	(9,558)	(4,187)	(2,129)
Surrender charges (refunds)	13	(13,389)	24,936	3,735
Increase (decrease) in net assets from policy related transactions	(18,038)	430,465	(46,529)	109,978
Total increase (decrease)	(15,266)	1,194,906	216,405	130,260
Net assets as of December 31, 2024	$22,712	$7,973,366	$2,917,516	$699,717

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund – Class 2	Franklin Templeton VIP Trust – Templeton Developing Markets VIP Fund – Class 2	Franklin Templeton VIP Trust – Templeton Foreign VIP Fund – Class 2	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 2

Net assets as of January 1, 2023	$938	$227,668	$131,518	$2,106,343
Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	7,092	6,682	—
Total realized gains (losses) on investments	(7)	(17,710)	(1,218)	(40,545)
Change in net unrealized appreciation (depreciation)
of investments	55	53,968	30,313	118,814
Net gains (losses) on investments	74	43,350	35,777	78,269
Net increase (decrease) in net assets resulting from operations	74	43,350	35,777	78,269
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	917	322,109	159,616	818,507
Contract terminations and surrenders	—	(4,657)	(6,358)	(72,101)
Death benefit payments	—	—	—	(626)
Policy loan transfers	—	(238)	—	(25,429)
Transfers to other contracts	(119)	(51,163)	(25,293)	(226,876)
Cost of insurance and administration charges	(32)	(8,852)	(6,972)	(101,196)
Mortality and expenses charges	—	(1,026)	(821)	(2,255)
Surrender charges (refunds)	—	354	484	278
Increase (decrease) in net assets from policy related transactions	766	256,527	120,656	390,302
Total increase (decrease)	840	299,877	156,433	468,571
Net assets as of December 31, 2023	1,778	527,545	287,951	2,574,914

Increase (decrease) in net assets
Operations:
Net investment income (loss)	192	22,969	7,753	—
Total realized gains (losses) on investments	(142)	20,170	19,849	(62,508)
Change in net unrealized appreciation (depreciation)
of investments	(113)	2,460	(37,202)	(233,171)
Net gains (losses) on investments	(63)	45,599	(9,600)	(295,679)
Net increase (decrease) in net assets resulting from operations	(63)	45,599	(9,600)	(295,679)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	32,322	279,720	220,166	917,790
Contract terminations and surrenders	—	(1,520)	(66,255)	(120,898)
Death benefit payments	—	—	—	—
Policy loan transfers	—	124	—	(120,203)
Transfers to other contracts	(22,453)	(229,519)	(81,460)	(302,271)
Cost of insurance and administration charges	(224)	(11,656)	(7,825)	(104,050)
Mortality and expenses charges	(25)	(2,066)	(1,118)	(1,872)
Surrender charges (refunds)	—	115	4,994	(673)
Increase (decrease) in net assets from policy related transactions	9,620	35,198	68,502	267,823
Total increase (decrease)	9,557	80,797	58,902	(27,856)
Net assets as of December 31, 2024	$11,335	$608,342	$346,853	$2,547,058

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Global Emerging Markets Account – Class 1	Government & High Quality Bond Account – Class 1	Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Value Fund – Series I Shares

Net assets as of January 1, 2023	$4,520,000	$2,449,682	$425,270	$452,983
Increase (decrease) in net assets
Operations:
Net investment income (loss)	109,925	66,758	—	2,608
Total realized gains (losses) on investments	(240,822)	(35,161)	(25,140)	61,210
Change in net unrealized appreciation (depreciation)
of investments	677,100	98,725	217,742	(5,292)
Net gains (losses) on investments	546,203	130,322	192,602	58,526
Net increase (decrease) in net assets resulting from operations	546,203	130,322	192,602	58,526
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,022,218	1,024,857	385,031	290,316
Contract terminations and surrenders	(176,354)	(66,851)	(19,209)	(132,212)
Death benefit payments	(9,616)	(337)	(30,776)	—
Policy loan transfers	(54,857)	(66,034)	22,230	(1,283)
Transfers to other contracts	(1,106,127)	(171,466)	(77,919)	(198,791)
Cost of insurance and administration charges	(201,884)	(152,257)	(23,161)	(15,648)
Mortality and expenses charges	(4,166)	(3,255)	(510)	(632)
Surrender charges (refunds)	(3,166)	(3,729)	(2,105)	9,483
Increase (decrease) in net assets from policy related transactions	(533,952)	560,928	253,581	(48,767)
Total increase (decrease)	12,251	691,250	446,183	9,759
Net assets as of December 31, 2023	4,532,251	3,140,932	871,453	462,742

Increase (decrease) in net assets
Operations:
Net investment income (loss)	98,081	110,821	—	6,685
Total realized gains (losses) on investments	(113,009)	(45,889)	32,080	9,718
Change in net unrealized appreciation (depreciation)
of investments	317,431	(49,055)	328,514	140,085
Net gains (losses) on investments	302,503	15,877	360,594	156,488
Net increase (decrease) in net assets resulting from operations	302,503	15,877	360,594	156,488
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	862,152	1,391,746	554,323	385,972
Contract terminations and surrenders	(183,914)	(60,879)	(11,571)	(13,291)
Death benefit payments	—	—	—	—
Policy loan transfers	(157,172)	(39,632)	(10,078)	(42)
Transfers to other contracts	(375,881)	(333,263)	(254,072)	(139,370)
Cost of insurance and administration charges	(186,611)	(179,632)	(36,315)	(17,307)
Mortality and expenses charges	(2,493)	(4,518)	(1,555)	(1,071)
Surrender charges (refunds)	(8,076)	(2,838)	(495)	(1,385)
Increase (decrease) in net assets from policy related transactions	(51,995)	770,984	240,237	213,506
Total increase (decrease)	250,508	786,861	600,831	369,994
Net assets as of December 31, 2024	$4,782,759	$3,927,793	$1,472,284	$832,736

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Invesco V.I. Core Equity Fund – Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares	Invesco V.I. EQV International Equity Fund – Series I Shares	Invesco V.I. Global Real Estate Fund – Series I Shares

Net assets as of January 1, 2023	$440,287	$1,361,671	$277,722	$109,713
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,171	—	733	2,492
Total realized gains (losses) on investments	(544)	(551,610)	(9,964)	(18,650)
Change in net unrealized appreciation (depreciation)
of investments	118,341	731,072	67,807	31,174
Net gains (losses) on investments	120,968	179,462	58,576	15,016
Net increase (decrease) in net assets resulting from operations	120,968	179,462	58,576	15,016
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	251,600	1,937,401	206,578	118,065
Contract terminations and surrenders	(16,514)	(15,984)	(17,703)	(210)
Death benefit payments	—	—	—	—
Policy loan transfers	(5,276)	(9,585)	(1,949)	—
Transfers to other contracts	(46,748)	(1,902,734)	(39,898)	(53,070)
Cost of insurance and administration charges	(25,997)	(56,172)	(11,222)	(5,745)
Mortality and expenses charges	(450)	(6,554)	(1,304)	(664)
Surrender charges (refunds)	(1,881)	1,216	1,347	16
Increase (decrease) in net assets from policy related transactions	154,734	(52,412)	135,849	58,392
Total increase (decrease)	275,702	127,050	194,425	73,408
Net assets as of December 31, 2023	715,989	1,488,721	472,147	183,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,456	—	9,065	7,168
Total realized gains (losses) on investments	94,776	84,418	4,779	(2,551)
Change in net unrealized appreciation (depreciation)
of investments	101,379	194,389	(13,147)	(7,412)
Net gains (losses) on investments	200,611	278,807	697	(2,795)
Net increase (decrease) in net assets resulting from operations	200,611	278,807	697	(2,795)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	547,816	677,379	207,332	163,837
Contract terminations and surrenders	(9,074)	(5,097)	(1,523)	(10,099)
Death benefit payments	—	—	—	—
Policy loan transfers	(5,010)	(5,180)	(2,505)	—
Transfers to other contracts	(187,728)	(946,451)	(91,438)	(42,524)
Cost of insurance and administration charges	(31,246)	(29,114)	(11,615)	(10,409)
Mortality and expenses charges	(1,316)	(4,315)	(1,788)	(835)
Surrender charges (refunds)	(280)	384	115	761
Increase (decrease) in net assets from policy related transactions	313,162	(312,394)	98,578	100,731
Total increase (decrease)	513,773	(33,587)	99,275	97,936
Net assets as of December 31, 2024	$1,229,762	$1,455,134	$571,422	$281,057

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Invesco V.I. Health Care Fund – Series I Shares	Invesco V.I. Main Street Mid Cap Fund – Series II Shares	Invesco V.I. Main Street Small Cap Fund – Series II Shares	Invesco V.I. Small Cap Equity Fund – Series I Shares

Net assets as of January 1, 2023	$5,262,423	$891,169	$1,198,341	$49,797
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	428	14,659	—
Total realized gains (losses) on investments	(82,701)	(19,698)	(36,738)	(7,766)
Change in net unrealized appreciation (depreciation)
of investments	250,522	156,085	279,230	22,032
Net gains (losses) on investments	167,821	136,815	257,151	14,266
Net increase (decrease) in net assets resulting from operations	167,821	136,815	257,151	14,266
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,135,205	243,186	563,909	74,493
Contract terminations and surrenders	(122,152)	(17,285)	(48,119)	—
Death benefit payments	(11,769)	(401)	(339)	—
Policy loan transfers	(76,260)	19,727	(55,560)	(3,965)
Transfers to other contracts	(469,209)	(41,412)	(88,575)	(21,913)
Cost of insurance and administration charges	(241,757)	(41,969)	(53,602)	(1,756)
Mortality and expenses charges	(2,981)	(572)	(1,531)	(205)
Surrender charges (refunds)	(5,559)	(2,098)	(931)	—
Increase (decrease) in net assets from policy related transactions	205,518	159,176	315,252	46,654
Total increase (decrease)	373,339	295,991	572,403	60,920
Net assets as of December 31, 2023	5,635,762	1,187,160	1,770,744	110,717

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,497	—	181
Total realized gains (losses) on investments	53,141	(37,209)	180,097	18,154
Change in net unrealized appreciation (depreciation)
of investments	194,355	220,063	25,552	5,784
Net gains (losses) on investments	247,496	184,351	205,649	24,119
Net increase (decrease) in net assets resulting from operations	247,496	184,351	205,649	24,119
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,185,366	222,624	740,222	108,378
Contract terminations and surrenders	(253,223)	(173,357)	(212,299)	(43,987)
Death benefit payments	—	—	—	—
Policy loan transfers	(138,689)	(15,879)	(18,002)	(2,283)
Transfers to other contracts	(565,767)	(37,356)	(461,548)	(43,555)
Cost of insurance and administration charges	(234,343)	(46,453)	(57,559)	(2,535)
Mortality and expenses charges	(2,622)	(664)	(2,433)	(487)
Surrender charges (refunds)	(13,020)	(6,999)	1,967	3,316
Increase (decrease) in net assets from policy related transactions	(22,298)	(58,084)	(9,652)	18,847
Total increase (decrease)	225,198	126,267	195,997	42,966
Net assets as of December 31, 2024	$5,860,960	$1,313,427	$1,966,741	$153,683

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Janus Henderson Global Sustainable Equity Portfolio – Service Shares	Janus Henderson Series Balanced Portfolio – Service Shares	Janus Henderson Series Enterprise Portfolio – Service Shares	Janus Henderson Series Flexible Bond Portfolio – Service Shares

Net assets as of January 1, 2023	$7,842	$3,254,843	$7,838,813	$1,726,651
Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	110,525	8,408	86,590
Total realized gains (losses) on investments	(4)	(52,781)	(67,841)	(56,852)
Change in net unrealized appreciation (depreciation)
of investments	1,824	699,232	1,493,853	98,594
Net gains (losses) on investments	1,873	756,976	1,434,420	128,332
Net increase (decrease) in net assets resulting from operations	1,873	756,976	1,434,420	128,332
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,478	4,285,952	3,506,078	1,165,829
Contract terminations and surrenders	—	(19,034)	(873,459)	(3,776)
Death benefit payments	—	—	(5,916)	—
Policy loan transfers	—	(54,354)	(77,613)	—
Transfers to other contracts	(9)	(1,042,834)	(1,744,367)	(287,024)
Cost of insurance and administration charges	(1,410)	(146,405)	(292,622)	(52,187)
Mortality and expenses charges	—	(17,079)	(16,914)	(6,083)
Surrender charges (refunds)	—	1,448	37,241	287
Increase (decrease) in net assets from policy related transactions	2,059	3,007,694	532,428	817,046
Total increase (decrease)	3,932	3,764,670	1,966,848	945,378
Net assets as of December 31, 2023	11,774	7,019,513	9,805,661	2,672,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	502	178,189	73,895	126,665
Total realized gains (losses) on investments	2,040	41,963	440,547	(57,604)
Change in net unrealized appreciation (depreciation)
of investments	(2,373)	1,063,017	1,070,811	(24,373)
Net gains (losses) on investments	169	1,283,169	1,585,253	44,688
Net increase (decrease) in net assets resulting from operations	169	1,283,169	1,585,253	44,688
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	206,892	4,922,470	3,789,356	1,185,917
Contract terminations and surrenders	(346)	(148,854)	(709,144)	(164,484)
Death benefit payments	—	—	(4,805)	—
Policy loan transfers	—	(20,012)	(56,228)	—
Transfers to other contracts	(56,314)	(1,619,014)	(1,270,054)	(444,779)
Cost of insurance and administration charges	(2,429)	(193,245)	(300,962)	(53,589)
Mortality and expenses charges	(1)	(33,236)	(23,307)	(9,943)
Surrender charges (refunds)	(197)	11,220	17,062	12,398
Increase (decrease) in net assets from policy related transactions	147,605	2,919,329	1,441,918	525,520
Total increase (decrease)	147,774	4,202,498	3,027,171	570,208
Net assets as of December 31, 2024	$159,548	$11,222,011	$12,832,832	$3,242,237

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Janus Henderson Series Forty Portfolio – Service Shares	Janus Henderson Series Global Research Portfolio – Service Shares	Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares	LargeCap Growth Account I – Class 1

Net assets as of January 1, 2023	$5,314,768	$324,313	$2,632,806	$21,920,756
Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,868	4,638	—	—
Total realized gains (losses) on investments	(34,668)	4,326	(247,918)	675,483
Change in net unrealized appreciation (depreciation)
of investments	2,176,077	109,549	1,866,801	9,126,492
Net gains (losses) on investments	2,150,277	118,513	1,618,883	9,801,975
Net increase (decrease) in net assets resulting from operations	2,150,277	118,513	1,618,883	9,801,975
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,615,301	406,021	2,232,866	12,639,602
Contract terminations and surrenders	(221,341)	—	(48,245)	(810,726)
Death benefit payments	(1,417)	—	(23,759)	(10,072)
Policy loan transfers	(120,087)	—	(71,645)	(804,704)
Transfers to other contracts	(402,344)	(122,859)	(733,995)	(4,410,224)
Cost of insurance and administration charges	(280,474)	(14,843)	(170,028)	(888,540)
Mortality and expenses charges	(5,499)	(1,726)	(4,497)	(61,504)
Surrender charges (refunds)	(20,823)	—	(3,050)	3,567
Increase (decrease) in net assets from policy related transactions	563,316	266,593	1,177,647	5,657,399
Total increase (decrease)	2,713,593	385,106	2,796,530	15,459,374
Net assets as of December 31, 2023	8,028,361	709,419	5,429,336	37,380,130

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,048	6,359	—	—
Total realized gains (losses) on investments	1,041,372	72,292	194,328	2,339,863
Change in net unrealized appreciation (depreciation)
of investments	1,313,846	108,233	1,705,425	7,265,101
Net gains (losses) on investments	2,356,266	186,884	1,899,753	9,604,964
Net increase (decrease) in net assets resulting from operations	2,356,266	186,884	1,899,753	9,604,964
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,135,713	440,100	4,021,938	15,905,195
Contract terminations and surrenders	(335,955)	(14,745)	(87,215)	(1,922,811)
Death benefit payments	—	—	—	(56,719)
Policy loan transfers	(171,505)	(3,270)	(285,744)	(437,327)
Transfers to other contracts	(1,010,257)	(113,202)	(884,102)	(9,957,537)
Cost of insurance and administration charges	(323,998)	(17,459)	(238,213)	(1,058,123)
Mortality and expenses charges	(6,937)	(3,467)	(11,844)	(105,987)
Surrender charges (refunds)	(18,418)	1,111	(2,677)	62,546
Increase (decrease) in net assets from policy related transactions	268,643	289,068	2,512,143	2,429,237
Total increase (decrease)	2,624,909	475,952	4,411,896	12,034,201
Net assets as of December 31, 2024	$10,653,270	$1,185,371	$9,841,232	$49,414,331

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	LargeCap S&P 500 Index Account – Class 1	Lord Abbett Series Fund Developing Growth Portfolio – Class VC	LVIP American Century Capital Appreciation Fund – Service Class	LVIP American Century Disciplined Core Value Fund – Service Class

Net assets as of January 1, 2023	$58,118,315	$1,946,747	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,177,630	—	—	—
Total realized gains (losses) on investments	2,864,754	(324,445)	—	—
Change in net unrealized appreciation (depreciation)
of investments	14,155,587	491,990	—	—
Net gains (losses) on investments	18,197,971	167,545	—	—
Net increase (decrease) in net assets resulting from operations	18,197,971	167,545	—	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	41,593,757	1,366,601	—	—
Contract terminations and surrenders	(2,822,813)	(34,100)	—	—
Death benefit payments	(102,790)	—	—	—
Policy loan transfers	(415,162)	(5,892)	—	—
Transfers to other contracts	(10,402,530)	(673,436)	—	—
Cost of insurance and administration charges	(2,551,637)	(112,526)	—	—
Mortality and expenses charges	(177,129)	(5,290)	—	—
Surrender charges (refunds)	114,157	(5,538)	—	—
Increase (decrease) in net assets from policy related transactions	25,235,853	529,819	—	—
Total increase (decrease)	43,433,824	697,364	—	—
Net assets as of December 31, 2023	101,552,139	2,644,111	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,030,881	5,382	—	21,825
Total realized gains (losses) on investments	9,153,646	(73,043)	58,810	27,528
Change in net unrealized appreciation (depreciation)
of investments	16,411,278	686,753	170,027	130,578
Net gains (losses) on investments	27,595,805	619,092	228,837	179,931
Net increase (decrease) in net assets resulting from operations	27,595,805	619,092	228,837	179,931
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	57,559,173	1,400,400	1,673,573	3,130,362
Contract terminations and surrenders	(4,830,941)	(98,219)	(68,043)	(118,513)
Death benefit payments	(26,040)	—	—	—
Policy loan transfers	(1,348,311)	(59,113)	(8,290)	(67,602)
Transfers to other contracts	(15,876,423)	(796,609)	(118,272)	(240,626)
Cost of insurance and administration charges	(3,350,829)	(107,572)	(32,967)	(62,309)
Mortality and expenses charges	(321,668)	(5,350)	(966)	(2,742)
Surrender charges (refunds)	150,545	1,639	(2,107)	380
Increase (decrease) in net assets from policy related transactions	31,955,506	335,176	1,442,928	2,638,950
Total increase (decrease)	59,551,311	954,268	1,671,765	2,818,881
Net assets as of December 31, 2024	$161,103,450	$3,598,379	$1,671,765	$2,818,881

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	LVIP American Century Inflation Protection Fund – Service Class	LVIP American Century International Fund – Service Class	LVIP American Century Mid Cap Value Fund – Service Class	LVIP American Century Value Fund – Service Class

Net assets as of January 1, 2023	$—	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gains (losses) on investments	—	—	—	—
Change in net unrealized appreciation (depreciation)
of investments	—	—	—	—
Net gains (losses) on investments	—	—	—	—
Net increase (decrease) in net assets resulting from operations	—	—	—	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	—	—	—
Contract terminations and surrenders	—	—	—	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	—
Transfers to other contracts	—	—	—	—
Cost of insurance and administration charges	—	—	—	—
Mortality and expenses charges	—	—	—	—
Surrender charges (refunds)	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	—	—	—
Total increase (decrease)	—	—	—	—
Net assets as of December 31, 2023	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49,075	1,200	142,328	78,434
Total realized gains (losses) on investments	4,724	254	202,627	69,189
Change in net unrealized appreciation (depreciation)
of investments	(9,980)	(9,047)	132,587	79,409
Net gains (losses) on investments	43,819	(7,593)	477,542	227,032
Net increase (decrease) in net assets resulting from operations	43,819	(7,593)	477,542	227,032
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,605,085	224,699	8,238,528	4,213,991
Contract terminations and surrenders	(27,883)	—	(585,233)	(144,939)
Death benefit payments	—	—	—	—
Policy loan transfers	(1,795)	(357)	(79,270)	(381,111)
Transfers to other contracts	(83,415)	(3,332)	(697,133)	(143,750)
Cost of insurance and administration charges	(41,943)	(2,393)	(141,664)	(112,227)
Mortality and expenses charges	(648)	(330)	(8,895)	(1,597)
Surrender charges (refunds)	(1,194)	—	(3,417)	2,023
Increase (decrease) in net assets from policy related transactions	1,448,207	218,287	6,722,916	3,432,390
Total increase (decrease)	1,492,026	210,694	7,200,458	3,659,422
Net assets as of December 31, 2024	$1,492,026	$210,694	$7,200,458	$3,659,422

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Macquarie VIP Small Cap Value Series – Service Class	MFS® Blended Research® Small Cap Equity Portfolio – Service Class	MFS® Global Equity Series – Service Class	MFS® Growth Series – Service Class

Net assets as of January 1, 2023	$3,023,212	$957,086	$470,918	$2,309,491
Increase (decrease) in net assets
Operations:
Net investment income (loss)	19,326	5,845	3,487	—
Total realized gains (losses) on investments	64,669	(16,087)	28,482	(60,378)
Change in net unrealized appreciation (depreciation)
of investments	218,550	209,866	44,544	962,254
Net gains (losses) on investments	302,545	199,624	76,513	901,876
Net increase (decrease) in net assets resulting from operations	302,545	199,624	76,513	901,876
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	865,135	392,641	298,545	1,653,027
Contract terminations and surrenders	(129,180)	(15,166)	(13,666)	(53,304)
Death benefit payments	(833)	(43)	—	(1,849)
Policy loan transfers	(12,651)	(10,721)	—	210
Transfers to other contracts	(286,196)	(214,630)	(66,860)	(739,020)
Cost of insurance and administration charges	(129,913)	(39,753)	(14,269)	(92,204)
Mortality and expenses charges	(3,018)	(2,793)	(1,666)	(10,742)
Surrender charges (refunds)	(870)	677	1,040	4,056
Increase (decrease) in net assets from policy related transactions	302,474	110,212	203,124	760,174
Total increase (decrease)	605,019	309,836	279,637	1,662,050
Net assets as of December 31, 2023	3,628,231	1,266,922	750,555	3,971,541

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,794	12,285	6,882	—
Total realized gains (losses) on investments	151,037	(89,504)	26,152	460,706
Change in net unrealized appreciation (depreciation)
of investments	216,861	150,027	8,984	940,770
Net gains (losses) on investments	406,692	72,808	42,018	1,401,476
Net increase (decrease) in net assets resulting from operations	406,692	72,808	42,018	1,401,476
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,176,230	624,819	324,703	2,809,200
Contract terminations and surrenders	(200,479)	(66,350)	(24,264)	(16,939)
Death benefit payments	—	—	—	(4,661)
Policy loan transfers	(154,149)	(2,124)	—	(5,977)
Transfers to other contracts	(597,295)	(293,478)	(76,706)	(607,755)
Cost of insurance and administration charges	(126,119)	(42,408)	(14,880)	(113,838)
Mortality and expenses charges	(3,647)	(3,622)	(3,101)	(19,117)
Surrender charges (refunds)	(8,836)	4,790	1,829	1,277
Increase (decrease) in net assets from policy related transactions	85,705	221,627	207,581	2,042,190
Total increase (decrease)	492,397	294,435	249,599	3,443,666
Net assets as of December 31, 2024	$4,120,628	$1,561,357	$1,000,154	$7,415,207

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	MFS® Inflation –Adjusted Bond Portfolio – Service Class	MFS® International Intrinsic Value Portfolio – Service Class	MFS® Mid Cap Value Portfolio – Service Class	MFS® New Discovery Series – Service Class

Net assets as of January 1, 2023	$61,175	$2,164,788	$2,962,262	$1,661,280
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,601	14,120	67,098	—
Total realized gains (losses) on investments	(11,759)	122,621	133,407	(234,573)
Change in net unrealized appreciation (depreciation)
of investments	11,629	289,916	254,193	477,913
Net gains (losses) on investments	1,471	426,657	454,698	243,340
Net increase (decrease) in net assets resulting from operations	1,471	426,657	454,698	243,340
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	39,074	1,594,838	2,476,651	622,586
Contract terminations and surrenders	—	(62,896)	(90,429)	(84,219)
Death benefit payments	—	—	—	(4,752)
Policy loan transfers	—	(2,125)	(19,478)	(42,484)
Transfers to other contracts	(28,030)	(523,535)	(660,940)	(250,913)
Cost of insurance and administration charges	(1,087)	(79,001)	(157,327)	(92,179)
Mortality and expenses charges	(133)	(9,089)	(10,272)	(1,859)
Surrender charges (refunds)	—	4,786	1,608	(1,400)
Increase (decrease) in net assets from policy related transactions	9,824	922,978	1,539,813	144,780
Total increase (decrease)	11,295	1,349,635	1,994,511	388,120
Net assets as of December 31, 2023	72,470	3,514,423	4,956,773	2,049,400

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,897	43,357	58,564	—
Total realized gains (losses) on investments	(5,073)	41,547	364,965	(133,010)
Change in net unrealized appreciation (depreciation)
of investments	(2,985)	122,457	268,366	266,708
Net gains (losses) on investments	(5,161)	207,361	691,895	133,698
Net increase (decrease) in net assets resulting from operations	(5,161)	207,361	691,895	133,698
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	94,770	1,755,296	2,405,710	695,803
Contract terminations and surrenders	—	(444,558)	(212,075)	(107,509)
Death benefit payments	—	—	(375)	—
Policy loan transfers	—	(1,074)	(99,669)	(2,503)
Transfers to other contracts	(34,627)	(858,623)	(1,488,114)	(244,112)
Cost of insurance and administration charges	(1,186)	(79,015)	(153,600)	(92,734)
Mortality and expenses charges	(266)	(11,927)	(13,141)	(1,825)
Surrender charges (refunds)	—	33,509	2,291	(8,620)
Increase (decrease) in net assets from policy related transactions	58,691	393,608	441,027	238,500
Total increase (decrease)	53,530	600,969	1,132,922	372,198
Net assets as of December 31, 2024	$126,000	$4,115,392	$6,089,695	$2,421,598

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	MFS® New Discovery Value Portfolio – Service Class	MFS® Research International Portfolio – Service Class	MFS® Total Return Series – Service Class	MFS® Utilities Series – Service Class

Net assets as of January 1, 2023	$1,348,783	$709,466	$91,278	$4,382,650
Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,597	7,881	2,578	148,535
Total realized gains (losses) on investments	1,938	(39,549)	4,477	240,004
Change in net unrealized appreciation (depreciation)
of investments	179,307	131,971	6,458	(517,383)
Net gains (losses) on investments	196,842	100,303	13,513	(128,844)
Net increase (decrease) in net assets resulting from operations	196,842	100,303	13,513	(128,844)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,215,801	491,965	70,262	1,007,746
Contract terminations and surrenders	(60,057)	(13,516)	(2,637)	(52,528)
Death benefit payments	(5,101)	(1,951)	—	(391)
Policy loan transfers	(109,509)	85	—	(146,452)
Transfers to other contracts	(519,338)	(244,049)	(7,406)	(550,541)
Cost of insurance and administration charges	(61,183)	(31,589)	(4,711)	(187,387)
Mortality and expenses charges	(4,155)	(3,693)	(543)	(3,594)
Surrender charges (refunds)	1,312	1,029	201	(8,131)
Increase (decrease) in net assets from policy related transactions	457,770	198,281	55,166	58,722
Total increase (decrease)	654,612	298,584	68,679	(70,122)
Net assets as of December 31, 2023	2,003,395	1,008,050	159,957	4,312,528

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25,249	16,240	4,978	98,419
Total realized gains (losses) on investments	145,393	10,104	7,545	219,213
Change in net unrealized appreciation (depreciation)
of investments	37,989	(112)	2,729	194,009
Net gains (losses) on investments	208,631	26,232	15,252	511,641
Net increase (decrease) in net assets resulting from operations	208,631	26,232	15,252	511,641
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,008,565	355,884	182,589	903,077
Contract terminations and surrenders	(311,714)	(8,965)	(711)	(199,392)
Death benefit payments	(1,163)	(311)	—	(11,283)
Policy loan transfers	22,913	(1,431)	(152)	(139,211)
Transfers to other contracts	(447,270)	(218,314)	(64,031)	(469,274)
Cost of insurance and administration charges	(68,215)	(33,285)	(6,121)	(174,638)
Mortality and expenses charges	(5,712)	(3,685)	(739)	(2,730)
Surrender charges (refunds)	21,418	676	54	(9,220)
Increase (decrease) in net assets from policy related transactions	218,822	90,569	110,889	(102,671)
Total increase (decrease)	427,453	116,801	126,141	408,970
Net assets as of December 31, 2024	$2,430,848	$1,124,851	$286,098	$4,721,498

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	MFS® Value Series – Service Class	MidCap Account – Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio – Class S Shares	Neuberger Berman AMT Sustainable Equity Portfolio – Class I Shares

Net assets as of January 1, 2023	$1,368,170	$8,648,529	$35,498	$465,162
Increase (decrease) in net assets
Operations:
Net investment income (loss)	28,022	—	—	1,738
Total realized gains (losses) on investments	94,785	198,029	(2,928)	14,268
Change in net unrealized appreciation (depreciation)
of investments	40,721	2,486,191	12,235	105,908
Net gains (losses) on investments	163,528	2,684,220	9,307	121,914
Net increase (decrease) in net assets resulting from operations	163,528	2,684,220	9,307	121,914
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,243,172	5,224,751	36,368	51,713
Contract terminations and surrenders	(58,812)	(115,132)	(83)	(19,066)
Death benefit payments	—	(573)	—	—
Policy loan transfers	—	(134,881)	—	(4,312)
Transfers to other contracts	(244,165)	(1,005,929)	(4,550)	(28,620)
Cost of insurance and administration charges	(44,952)	(321,331)	(1,881)	(22,650)
Mortality and expenses charges	(5,238)	(8,169)	(217)	(294)
Surrender charges (refunds)	4,476	(13,044)	6	(2,160)
Increase (decrease) in net assets from policy related transactions	894,481	3,625,692	29,643	(25,389)
Total increase (decrease)	1,058,009	6,309,912	38,950	96,525
Net assets as of December 31, 2023	2,426,179	14,958,441	74,448	561,687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49,720	45,383	—	1,461
Total realized gains (losses) on investments	248,597	2,211,532	10,320	51,728
Change in net unrealized appreciation (depreciation)
of investments	2,996	953,612	10,450	90,840
Net gains (losses) on investments	301,313	3,210,527	20,770	144,029
Net increase (decrease) in net assets resulting from operations	301,313	3,210,527	20,770	144,029
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,058,016	6,083,486	44,716	68,662
Contract terminations and surrenders	(598)	(671,773)	(4,509)	(26,093)
Death benefit payments	—	—	—	—
Policy loan transfers	(162)	(249,417)	—	(4,484)
Transfers to other contracts	(720,989)	(2,884,669)	(24,141)	(25,010)
Cost of insurance and administration charges	(60,203)	(447,133)	(2,205)	(23,184)
Mortality and expenses charges	(11,038)	(17,989)	(344)	(119)
Surrender charges (refunds)	45	(32,218)	340	(1,117)
Increase (decrease) in net assets from policy related transactions	1,265,071	1,780,287	13,857	(11,345)
Total increase (decrease)	1,566,384	4,990,814	34,627	132,684
Net assets as of December 31, 2024	$3,992,563	$19,949,255	$109,075	$694,371

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	PIMCO VIT All Asset Portfolio – Administrative Class	PIMCO VIT CommodityReal Return® Strategy Portfolio – Administrative Class	PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class	PIMCO VIT High Yield Portfolio – Administrative Class

Net assets as of January 1, 2023	$59,123	$196,553	$58,161	$2,965,366
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,880	35,230	4,165	212,960
Total realized gains (losses) on investments	(2,801)	(75,854)	(2,370)	(102,733)
Change in net unrealized appreciation (depreciation)
of investments	8,297	26,245	5,757	343,029
Net gains (losses) on investments	8,376	(14,379)	7,552	453,256
Net increase (decrease) in net assets resulting from operations	8,376	(14,379)	7,552	453,256
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	100,468	239,393	36,608	2,708,959
Contract terminations and surrenders	(7,592)	(123,783)	(10,284)	(351,270)
Death benefit payments	—	—	(1,340)	(5,507)
Policy loan transfers	—	—	—	(368,627)
Transfers to other contracts	(603)	(118,304)	(5,841)	(794,526)
Cost of insurance and administration charges	(3,214)	(6,814)	(2,365)	(111,008)
Mortality and expenses charges	(374)	(785)	(278)	(12,951)
Surrender charges (refunds)	578	9,420	783	26,732
Increase (decrease) in net assets from policy related transactions	89,263	(873)	17,283	1,091,802
Total increase (decrease)	97,639	(15,252)	24,835	1,545,058
Net assets as of December 31, 2023	156,762	181,301	82,996	4,510,424

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,131	5,338	6,320	295,874
Total realized gains (losses) on investments	(1,275)	(7,930)	516	79,677
Change in net unrealized appreciation (depreciation)
of investments	(4,198)	10,206	285	(45,457)
Net gains (losses) on investments	6,658	7,614	7,121	330,094
Net increase (decrease) in net assets resulting from operations	6,658	7,614	7,121	330,094
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	54,557	190,679	33,714	3,702,693
Contract terminations and surrenders	—	(2,989)	(1,070)	(346,877)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	58,367
Transfers to other contracts	(204)	(197,869)	(11,339)	(1,898,127)
Cost of insurance and administration charges	(5,113)	(4,252)	(2,677)	(120,829)
Mortality and expenses charges	(617)	(727)	(279)	(16,465)
Surrender charges (refunds)	—	225	81	26,146
Increase (decrease) in net assets from policy related transactions	48,623	(14,933)	18,430	1,404,908
Total increase (decrease)	55,281	(7,319)	25,551	1,735,002
Net assets as of December 31, 2024	$212,043	$173,982	$108,547	$6,245,426

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class	PIMCO VIT Low Duration Portfolio – Administrative Class	PIMCO VIT Real Return Portfolio – Administrative Class	PIMCO VIT Short-Term Portfolio – Administrative Class

Net assets as of January 1, 2023	$319,008	$1,347,216	$1,280,446	$1,481,000
Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,903	25,030	47,177	104,561
Total realized gains (losses) on investments	(65,958)	(66,391)	(73,589)	(10,098)
Change in net unrealized appreciation (depreciation)
of investments	62,828	75,106	79,965	39,260
Net gains (losses) on investments	6,773	33,745	53,553	133,723
Net increase (decrease) in net assets resulting from operations	6,773	33,745	53,553	133,723
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	372,484	789,466	900,218	1,768,181
Contract terminations and surrenders	(56,056)	(1,390,875)	(24,169)	(41,566)
Death benefit payments	—	—	(986)	—
Policy loan transfers	(1,558)	—	—	(114)
Transfers to other contracts	(207,129)	(572,831)	(441,418)	(313,959)
Cost of insurance and administration charges	(7,777)	(12,216)	(41,443)	(48,216)
Mortality and expenses charges	(905)	(1,436)	(4,816)	(4,912)
Surrender charges (refunds)	4,266	105,846	1,839	3,163
Increase (decrease) in net assets from policy related transactions	103,325	(1,082,046)	389,225	1,362,577
Total increase (decrease)	110,098	(1,048,301)	442,778	1,496,300
Net assets as of December 31, 2023	429,106	298,915	1,723,224	2,977,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,132	15,258	47,071	171,770
Total realized gains (losses) on investments	(7,681)	1,851	(70,068)	28,934
Change in net unrealized appreciation (depreciation)
of investments	(19,145)	153	59,817	61
Net gains (losses) on investments	(16,694)	17,262	36,820	200,765
Net increase (decrease) in net assets resulting from operations	(16,694)	17,262	36,820	200,765
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	114,861	221,269	1,345,270	2,386,003
Contract terminations and surrenders	(9,434)	(26,138)	(109,635)	(287,587)
Death benefit payments	—	—	—	—
Policy loan transfers	(1,544)	—	(2,890)	—
Transfers to other contracts	(213,485)	(81,748)	(932,362)	(1,667,298)
Cost of insurance and administration charges	(5,162)	(8,129)	(39,568)	(50,879)
Mortality and expenses charges	(1,068)	(1,190)	(5,905)	(10,595)
Surrender charges (refunds)	711	1,970	8,264	21,677
Increase (decrease) in net assets from policy related transactions	(115,121)	106,034	263,174	391,321
Total increase (decrease)	(131,815)	123,296	299,994	592,086
Net assets as of December 31, 2024	$297,291	$422,211	$2,023,218	$3,569,386

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	PIMCO VIT Total Return Portfolio – Administrative Class	Principal Capital Appreciation Account – Class 1	Principal LifeTime 2020 Account – Class 1	Principal LifeTime 2030 Account – Class 1

Net assets as of January 1, 2023	$987,035	$3,381,364	$9,658,809	$29,342,504
Increase (decrease) in net assets
Operations:
Net investment income (loss)	36,574	34,518	308,326	719,992
Total realized gains (losses) on investments	(120,931)	248,555	(298,094)	(64,143)
Change in net unrealized appreciation (depreciation)
of investments	133,698	639,530	1,342,988	4,975,230
Net gains (losses) on investments	49,341	922,603	1,353,220	5,631,079
Net increase (decrease) in net assets resulting from operations	49,341	922,603	1,353,220	5,631,079
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	684,782	1,522,673	5,501,081	23,142,946
Contract terminations and surrenders	(521,875)	(160,774)	(322,349)	(2,374,367)
Death benefit payments	—	(6,835)	(9,491)	(12,302)
Policy loan transfers	(2,608)	(81,637)	(7,566)	(38,020)
Transfers to other contracts	(310,381)	(414,100)	(2,321,116)	(5,598,349)
Cost of insurance and administration charges	(24,794)	(179,548)	(304,860)	(1,286,485)
Mortality and expenses charges	(2,885)	(5,464)	(32,551)	(108,919)
Surrender charges (refunds)	39,715	(4,142)	23,230	147,273
Increase (decrease) in net assets from policy related transactions	(138,046)	670,173	2,526,378	13,871,777
Total increase (decrease)	(88,705)	1,592,776	3,879,598	19,502,856
Net assets as of December 31, 2023	898,330	4,974,140	13,538,407	48,845,360

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45,941	49,678	449,229	1,335,555
Total realized gains (losses) on investments	4,895	536,006	(137,790)	(91,157)
Change in net unrealized appreciation (depreciation)
of investments	(15,312)	822,661	717,750	3,702,022
Net gains (losses) on investments	35,524	1,408,345	1,029,189	4,946,420
Net increase (decrease) in net assets resulting from operations	35,524	1,408,345	1,029,189	4,946,420
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	855,740	2,679,807	7,090,458	25,297,289
Contract terminations and surrenders	(155,616)	(288,224)	(238,687)	(2,318,437)
Death benefit payments	—	—	(608)	(10,664)
Policy loan transfers	(3,240)	(165,663)	(8,690)	38,116
Transfers to other contracts	(293,484)	(1,290,967)	(2,914,043)	(11,685,659)
Cost of insurance and administration charges	(25,996)	(220,647)	(319,261)	(1,522,214)
Mortality and expenses charges	(3,924)	(7,063)	(48,204)	(161,691)
Surrender charges (refunds)	11,730	(4,749)	12,537	125,427
Increase (decrease) in net assets from policy related transactions	385,210	702,494	3,573,502	9,762,167
Total increase (decrease)	420,734	2,110,839	4,602,691	14,708,587
Net assets as of December 31, 2024	$1,319,064	$7,084,979	$18,141,098	$63,553,947

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Principal LifeTime 2040 Account – Class 1	Principal LifeTime 2050 Account – Class 1	Principal LifeTime 2060 Account – Class 1	Principal LifeTime Strategic Income Account – Class 1

Net assets as of January 1, 2023	$18,195,949	$7,938,644	$5,037,658	$1,502,028
Increase (decrease) in net assets
Operations:
Net investment income (loss)	330,026	128,759	76,497	53,380
Total realized gains (losses) on investments	(56,355)	63,626	97,686	(81,852)
Change in net unrealized appreciation (depreciation)
of investments	3,813,153	1,790,382	1,067,494	396,822
Net gains (losses) on investments	4,086,824	1,982,767	1,241,677	368,350
Net increase (decrease) in net assets resulting from operations	4,086,824	1,982,767	1,241,677	368,350
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,807,601	6,380,123	3,636,163	5,096,982
Contract terminations and surrenders	(2,094,367)	(136,754)	(188,011)	(262,327)
Death benefit payments	(23,402)	(3,335)	(30)	(27)
Policy loan transfers	(118,480)	(9,200)	(50,813)	(32,297)
Transfers to other contracts	(3,303,113)	(2,001,087)	(816,318)	(1,204,679)
Cost of insurance and administration charges	(784,947)	(424,477)	(274,885)	(119,945)
Mortality and expenses charges	(56,407)	(26,565)	(11,674)	(12,162)
Surrender charges (refunds)	95,534	(1,541)	(10,810)	19,963
Increase (decrease) in net assets from policy related transactions	7,522,419	3,777,164	2,283,622	3,485,508
Total increase (decrease)	11,609,243	5,759,931	3,525,299	3,853,858
Net assets as of December 31, 2023	29,805,192	13,698,575	8,562,957	5,355,886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	678,915	283,548	139,979	166,126
Total realized gains (losses) on investments	460,519	265,229	277,135	134,097
Change in net unrealized appreciation (depreciation)
of investments	2,706,285	1,544,112	782,874	77,697
Net gains (losses) on investments	3,845,719	2,092,889	1,199,988	377,920
Net increase (decrease) in net assets resulting from operations	3,845,719	2,092,889	1,199,988	377,920
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	17,503,133	10,164,523	4,083,903	3,091,155
Contract terminations and surrenders	(724,733)	(386,861)	(196,058)	(67,312)
Death benefit payments	(113)	(5)	(750)	(2,051)
Policy loan transfers	(100,901)	(175,850)	(30,478)	4,216
Transfers to other contracts	(7,267,776)	(2,290,529)	(1,570,054)	(1,820,284)
Cost of insurance and administration charges	(943,913)	(522,235)	(325,494)	(157,429)
Mortality and expenses charges	(89,690)	(44,998)	(19,724)	(19,364)
Surrender charges (refunds)	22,935	19,827	2,441	5,074
Increase (decrease) in net assets from policy related transactions	8,398,942	6,763,872	1,943,786	1,034,005
Total increase (decrease)	12,244,661	8,856,761	3,143,774	1,411,925
Net assets as of December 31, 2024	$42,049,853	$22,555,336	$11,706,731	$6,767,811

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Putnam VT International Value Fund – Class IB	Putnam VT Large Cap Growth Fund – Class IB	Putnam VT Small Cap Growth Fund – Class IB	Putnam VT Small Cap Value Fund – Class IB

Net assets as of January 1, 2023	$63,712	$2,149,393	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,297	—	—	—
Total realized gains (losses) on investments	69	(63,979)	—	—
Change in net unrealized appreciation (depreciation)
of investments	16,812	1,389,332	—	—
Net gains (losses) on investments	18,178	1,325,353	—	—
Net increase (decrease) in net assets resulting from operations	18,178	1,325,353	—	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	125,939	2,794,213	—	—
Contract terminations and surrenders	—	(46,089)	—	—
Death benefit payments	—	(888)	—	—
Policy loan transfers	—	(38,497)	—	—
Transfers to other contracts	(34,460)	(478,324)	—	—
Cost of insurance and administration charges	(3,949)	(142,392)	—	—
Mortality and expenses charges	(459)	(8,581)	—	—
Surrender charges (refunds)	—	(2,300)	—	—
Increase (decrease) in net assets from policy related transactions	87,071	2,077,142	—	—
Total increase (decrease)	105,249	3,402,495	—	—
Net assets as of December 31, 2023	168,961	5,551,888	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,227	—	—	—
Total realized gains (losses) on investments	10,380	476,645	49	22
Change in net unrealized appreciation (depreciation)
of investments	(7,219)	1,715,168	(23,097)	815
Net gains (losses) on investments	9,388	2,191,813	(23,048)	837
Net increase (decrease) in net assets resulting from operations	9,388	2,191,813	(23,048)	837
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	285,156	4,012,516	394,592	52,424
Contract terminations and surrenders	(339)	(171,747)	1	—
Death benefit payments	—	—	—	—
Policy loan transfers	—	(108,114)	—	—
Transfers to other contracts	(67,394)	(850,403)	(1,611)	—
Cost of insurance and administration charges	(10,171)	(234,756)	(3,425)	(528)
Mortality and expenses charges	(984)	(18,521)	(96)	(5)
Surrender charges (refunds)	26	8,501	—	—
Increase (decrease) in net assets from policy related transactions	206,294	2,637,476	389,461	51,891
Total increase (decrease)	215,682	4,829,289	366,413	52,728
Net assets as of December 31, 2024	$384,643	$10,381,177	$366,413	$52,728

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Real Estate Securities Account – Class 1	Rydex VI Basic Materials Fund	Rydex VI Utilities Fund	SAM Balanced Portfolio – Class 1

Net assets as of January 1, 2023	$11,609,731	$117,567	$4,352	$23,962,467
Increase (decrease) in net assets
Operations:
Net investment income (loss)	253,657	—	63	638,270
Total realized gains (losses) on investments	(424,464)	(6,676)	(111)	894,908
Change in net unrealized appreciation (depreciation)
of investments	1,742,103	19,096	(153)	2,354,436
Net gains (losses) on investments	1,571,296	12,420	(201)	3,887,614
Net increase (decrease) in net assets resulting from operations	1,571,296	12,420	(201)	3,887,614
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,988,181	236,520	(41)	4,102,859
Contract terminations and surrenders	(516,517)	(3,814)	—	(654,731)
Death benefit payments	(9,577)	—	—	(194)
Policy loan transfers	(166,909)	(7,136)	—	(273,171)
Transfers to other contracts	(3,111,483)	(141,834)	(4,067)	(787,760)
Cost of insurance and administration charges	(516,626)	(7,529)	(43)	(1,095,900)
Mortality and expenses charges	(20,804)	(881)	—	(17,811)
Surrender charges (refunds)	7,238	290	—	(61,174)
Increase (decrease) in net assets from policy related transactions	653,503	75,616	(4,151)	1,212,118
Total increase (decrease)	2,224,799	88,036	(4,352)	5,099,732
Net assets as of December 31, 2023	13,834,530	205,603	—	29,062,199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	346,047	2,463	—	660,670
Total realized gains (losses) on investments	83,136	6,016	—	89,297
Change in net unrealized appreciation (depreciation)
of investments	359,283	(17,168)	—	2,979,941
Net gains (losses) on investments	788,466	(8,689)	—	3,729,908
Net increase (decrease) in net assets resulting from operations	788,466	(8,689)	—	3,729,908
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,467,338	118,453	—	6,738,585
Contract terminations and surrenders	(652,107)	(18,098)	—	(845,925)
Death benefit payments	(8,946)	—	—	(2,164)
Policy loan transfers	(234,804)	—	—	(717,439)
Transfers to other contracts	(2,410,409)	(105,032)	—	(1,762,100)
Cost of insurance and administration charges	(484,319)	(6,179)	—	(1,109,229)
Mortality and expenses charges	(23,173)	(721)	—	(18,823)
Surrender charges (refunds)	(13,397)	1,364	—	(44,459)
Increase (decrease) in net assets from policy related transactions	640,183	(10,213)	—	2,238,446
Total increase (decrease)	1,428,649	(18,902)	—	5,968,354
Net assets as of December 31, 2024	$15,263,179	$186,701	$—	$35,030,553

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	SAM Conservative Balanced Portfolio – Class 1	SAM Conservative Growth Portfolio – Class 1	SAM Flexible Income Portfolio – Class 1	SAM Strategic Growth Portfolio – Class 1

Net assets as of January 1, 2023	$7,625,192	$32,623,024	$6,428,252	$54,126,244
Increase (decrease) in net assets
Operations:
Net investment income (loss)	285,759	662,961	224,870	868,292
Total realized gains (losses) on investments	(219,467)	1,985,946	(365,804)	2,558,532
Change in net unrealized appreciation (depreciation)
of investments	981,952	3,876,183	736,677	8,960,009
Net gains (losses) on investments	1,048,244	6,525,090	595,743	12,386,833
Net increase (decrease) in net assets resulting from operations	1,048,244	6,525,090	595,743	12,386,833
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,126,482	6,530,879	1,648,273	11,224,946
Contract terminations and surrenders	(367,483)	(1,705,936)	(378,915)	(1,284,190)
Death benefit payments	(8,734)	(158,983)	(2,860)	(33,535)
Policy loan transfers	(14,914)	(419,590)	(78,143)	(683,855)
Transfers to other contracts	(1,211,555)	(867,390)	(1,107,084)	(3,047,273)
Cost of insurance and administration charges	(398,852)	(1,470,769)	(281,378)	(2,553,158)
Mortality and expenses charges	(15,460)	(25,644)	(8,318)	(36,475)
Surrender charges (refunds)	7,272	(162,124)	(17,052)	(123,487)
Increase (decrease) in net assets from policy related transactions	2,116,756	1,720,443	(225,477)	3,462,973
Total increase (decrease)	3,165,000	8,245,533	370,266	15,849,806
Net assets as of December 31, 2023	10,790,192	40,868,557	6,798,518	69,976,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	271,158	697,484	223,337	902,804
Total realized gains (losses) on investments	211,133	934,846	(86,014)	1,801,645
Change in net unrealized appreciation (depreciation)
of investments	437,166	4,754,099	335,339	9,757,597
Net gains (losses) on investments	919,457	6,386,429	472,662	12,462,046
Net increase (decrease) in net assets resulting from operations	919,457	6,386,429	472,662	12,462,046
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,459,315	8,917,283	1,597,604	14,256,537
Contract terminations and surrenders	(134,059)	(1,430,092)	(102,550)	(3,133,517)
Death benefit payments	(72,033)	(277)	(31)	(51,978)
Policy loan transfers	(1,613,060)	(731,341)	(440,617)	(2,641,439)
Transfers to other contracts	(1,744,893)	(3,695,741)	(774,588)	(4,387,763)
Cost of insurance and administration charges	(433,139)	(1,550,592)	(247,364)	(2,575,180)
Mortality and expenses charges	(15,246)	(23,401)	(7,560)	(43,551)
Surrender charges (refunds)	(5,143)	(102,790)	(6,110)	(27,457)
Increase (decrease) in net assets from policy related transactions	(1,558,258)	1,383,049	18,784	1,395,652
Total increase (decrease)	(638,801)	7,769,478	491,446	13,857,698
Net assets as of December 31, 2024	$10,151,391	$48,638,035	$7,289,964	$83,833,748

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Short-Term Income Account – Class 1	SmallCap Account – Class 1	T. Rowe Price Health Sciences Portfolio – II	TOPS® Managed Risk Balanced ETF Portfolio – Class 2

Net assets as of January 1, 2023	$15,095,503	$5,696,754	$406,582	$603,368
Increase (decrease) in net assets
Operations:
Net investment income (loss)	337,777	19,483	—	1,954
Total realized gains (losses) on investments	(109,910)	(245,817)	2,027	(87,913)
Change in net unrealized appreciation (depreciation)
of investments	730,017	1,150,297	16,608	144,811
Net gains (losses) on investments	957,884	923,963	18,635	58,852
Net increase (decrease) in net assets resulting from operations	957,884	923,963	18,635	58,852
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,228,912	2,069,516	416,378	160,381
Contract terminations and surrenders	(300,026)	(208,467)	(1,853)	(23,016)
Death benefit payments	(1,019)	(25,081)	(7,873)	—
Policy loan transfers	(106,037)	(161,548)	(22,925)	(8,885)
Transfers to other contracts	(4,174,956)	(783,346)	(142,717)	(1,265)
Cost of insurance and administration charges	(559,622)	(242,810)	(17,515)	(34,006)
Mortality and expenses charges	(47,647)	(8,803)	(1,774)	(266)
Surrender charges (refunds)	15,650	(9,338)	141	(6,161)
Increase (decrease) in net assets from policy related transactions	2,055,255	630,123	221,862	86,782
Total increase (decrease)	3,013,139	1,554,086	240,497	145,634
Net assets as of December 31, 2023	18,108,642	7,250,840	647,079	749,002

Increase (decrease) in net assets
Operations:
Net investment income (loss)	669,498	30,822	—	23,048
Total realized gains (losses) on investments	84,181	(15,609)	83,458	(59,051)
Change in net unrealized appreciation (depreciation)
of investments	206,442	525,072	(83,679)	83,434
Net gains (losses) on investments	960,121	540,285	(221)	47,431
Net increase (decrease) in net assets resulting from operations	960,121	540,285	(221)	47,431
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,410,352	2,473,373	328,615	155,134
Contract terminations and surrenders	(344,836)	(311,706)	(9,546)	(10,260)
Death benefit payments	—	(12,594)	—	—
Policy loan transfers	(5,268)	(184,380)	(24,270)	(9,548)
Transfers to other contracts	(3,567,710)	(678,358)	(122,580)	(14,265)
Cost of insurance and administration charges	(494,889)	(256,826)	(21,871)	(34,321)
Mortality and expenses charges	(60,059)	(12,899)	(2,670)	(420)
Surrender charges (refunds)	9,751	(3,254)	720	(439)
Increase (decrease) in net assets from policy related transactions	1,947,341	1,013,356	148,398	85,881
Total increase (decrease)	2,907,462	1,553,641	148,177	133,312
Net assets as of December 31, 2024	$21,016,104	$8,804,481	$795,256	$882,314

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	TOPS® Managed Risk Growth ETF Portfolio – Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2	VanEck VIP Trust Global Resources Fund – Class S Shares	VanEck VIP Trust Global Resources Fund – Initial Class Shares

Net assets as of January 1, 2023	$2,187,637	$1,514,379	$1,421,627	$76,071
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,345	6,821	43,253	5,055
Total realized gains (losses) on investments	(206,842)	(227,443)	114,826	(11,456)
Change in net unrealized appreciation (depreciation)
of investments	444,357	384,543	(220,041)	(916)
Net gains (losses) on investments	248,860	163,921	(61,962)	(7,317)
Net increase (decrease) in net assets resulting from operations	248,860	163,921	(61,962)	(7,317)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	425,929	240,840	840,433	201,647
Contract terminations and surrenders	(33,406)	—	(75,679)	(12,463)
Death benefit payments	(406)	—	(421)	—
Policy loan transfers	(27,266)	(36,566)	(65,798)	—
Transfers to other contracts	(4,233)	(3,069)	(178,522)	(88,631)
Cost of insurance and administration charges	(220,679)	(65,330)	(59,860)	(4,400)
Mortality and expenses charges	(2,612)	(671)	(616)	(519)
Surrender charges (refunds)	(4,094)	—	(12,875)	948
Increase (decrease) in net assets from policy related transactions	133,233	135,204	446,662	96,582
Total increase (decrease)	382,093	299,125	384,700	89,265
Net assets as of December 31, 2023	2,569,730	1,813,504	1,806,327	165,336

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66,289	40,087	30,933	5,518
Total realized gains (losses) on investments	(192,425)	(900,117)	130,482	(3,359)
Change in net unrealized appreciation (depreciation)
of investments	326,931	991,802	(130,752)	(10,290)
Net gains (losses) on investments	200,795	131,772	30,663	(8,131)
Net increase (decrease) in net assets resulting from operations	200,795	131,772	30,663	(8,131)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	409,696	245,409	325,479	115,404
Contract terminations and surrenders	(38,009)	(376,575)	(58,944)	—
Death benefit payments	—	—	—	—
Policy loan transfers	(9,559)	(43,257)	(245,528)	—
Transfers to other contracts	(27,959)	(14,965)	(741,957)	(59,918)
Cost of insurance and administration charges	(225,849)	(62,391)	(60,711)	(4,156)
Mortality and expenses charges	(1,023)	(655)	(238)	(710)
Surrender charges (refunds)	(2,425)	(16,120)	(3,415)	—
Increase (decrease) in net assets from policy related transactions	104,872	(268,554)	(785,314)	50,620
Total increase (decrease)	305,667	(136,782)	(754,651)	42,489
Net assets as of December 31, 2024	$2,875,397	$1,676,722	$1,051,676	$207,825

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Global Bond Index Portfolio

Net assets as of January 1, 2023	$1,502,524	$—	$—	$621,920
Increase (decrease) in net assets
Operations:
Net investment income (loss)	41,089	—	—	12,886
Total realized gains (losses) on investments	30,908	104	—	(14,451)
Change in net unrealized appreciation (depreciation)
of investments	289,730	6,922	87	57,171
Net gains (losses) on investments	361,727	7,026	87	55,606
Net increase (decrease) in net assets resulting from operations	361,727	7,026	87	55,606
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,597,929	84,312	1,057	560,916
Contract terminations and surrenders	(204)	—	—	(16,174)
Death benefit payments	(389)	—	—	(468)
Policy loan transfers	(3,269)	—	—	—
Transfers to other contracts	(827,494)	—	(12)	(47,894)
Cost of insurance and administration charges	(79,474)	(1,641)	(3)	(19,910)
Mortality and expenses charges	(6,264)	(193)	—	(2,330)
Surrender charges (refunds)	16	—	—	1,231
Increase (decrease) in net assets from policy related transactions	1,680,851	82,478	1,042	475,371
Total increase (decrease)	2,042,578	89,504	1,129	530,977
Net assets as of December 31, 2023	3,545,102	89,504	1,129	1,152,897

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90,874	1,876	1,590	34,270
Total realized gains (losses) on investments	301,845	4,455	3,126	(7,601)
Change in net unrealized appreciation (depreciation)
of investments	199,558	(2,410)	11,835	5,888
Net gains (losses) on investments	592,277	3,921	16,551	32,557
Net increase (decrease) in net assets resulting from operations	592,277	3,921	16,551	32,557
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,565,186	78,850	336,890	732,221
Contract terminations and surrenders	(147,711)	1	—	(13,888)
Death benefit payments	—	—	—	—
Policy loan transfers	—	—	—	(8,373)
Transfers to other contracts	(933,007)	(22,400)	(62,950)	(194,969)
Cost of insurance and administration charges	(146,864)	(8,646)	(7,237)	(24,203)
Mortality and expenses charges	(13,779)	(135)	(490)	(4,820)
Surrender charges (refunds)	11,134	—	—	1,047
Increase (decrease) in net assets from policy related transactions	2,334,959	47,670	266,213	487,015
Total increase (decrease)	2,927,236	51,591	282,764	519,572
Net assets as of December 31, 2024	$6,472,338	$141,095	$283,893	$1,672,469

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2024 and 2023

	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Wanger International

Net assets as of January 1, 2023	$—	$12,677,828	$—	$1,095,302
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	195,552	207	4,473
Total realized gains (losses) on investments	(20)	(320,260)	(188)	(79,732)
Change in net unrealized appreciation (depreciation)
of investments	1,836	2,475,098	3,535	276,065
Net gains (losses) on investments	1,816	2,350,390	3,554	200,806
Net increase (decrease) in net assets resulting from operations	1,816	2,350,390	3,554	200,806
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	32,061	8,668,445	44,747	529,476
Contract terminations and surrenders	—	(389,497)	—	(84,484)
Death benefit payments	—	(7,977)	—	—
Policy loan transfers	—	(18,107)	—	(37,121)
Transfers to other contracts	(1,134)	(4,286,823)	(1,831)	(199,947)
Cost of insurance and administration charges	(361)	(409,073)	(976)	(59,920)
Mortality and expenses charges	(48)	(47,628)	(109)	(1,396)
Surrender charges (refunds)	—	29,641	—	(5,213)
Increase (decrease) in net assets from policy related transactions	30,518	3,538,981	41,831	141,395
Total increase (decrease)	32,334	5,889,371	45,385	342,201
Net assets as of December 31, 2023	32,334	18,567,199	45,385	1,437,503

Increase (decrease) in net assets
Operations:
Net investment income (loss)	811	287,542	2,063	20,586
Total realized gains (losses) on investments	4,510	(21,349)	3,559	(13,930)
Change in net unrealized appreciation (depreciation)
of investments	(1,455)	2,922,495	(9,216)	(128,140)
Net gains (losses) on investments	3,866	3,188,688	(3,594)	(121,484)
Net increase (decrease) in net assets resulting from operations	3,866	3,188,688	(3,594)	(121,484)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	133,667	12,053,927	581,784	522,477
Contract terminations and surrenders	(16)	(1,308,251)	—	(10,054)
Death benefit payments	—	(2,893)	—	(5,627)
Policy loan transfers	(630)	(44,200)	(334)	(10,610)
Transfers to other contracts	(24,739)	(3,748,896)	(413,260)	(381,523)
Cost of insurance and administration charges	(2,582)	(458,433)	(3,624)	(58,274)
Mortality and expenses charges	(259)	(78,099)	(287)	(882)
Surrender charges (refunds)	1	98,611	—	(580)
Increase (decrease) in net assets from policy related transactions	105,442	6,511,766	164,279	54,927
Total increase (decrease)	109,308	9,700,454	160,685	(66,557)
Net assets as of December 31, 2024	$141,642	$28,267,653	$206,070	$1,370,946

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Co Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal National Life Insurance Company (“Principal National”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division (i.e., subaccount) of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2024, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Bond Market Index Account
Core Plus Bond Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account
Government & High Quality Bond Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (''SAM'') Portfolios:
    Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
AllianceBernstein VPS:
Discovery Value Portfolio – Class A
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Sustainable Global Thematic Portfolio – Class A
American Funds Insurance Series:
Capital World Bond Fund – Class 2 Shares
Global Balanced Fund – Class 2 Shares
Global Small Capitalization Fund – Class 2 Shares
Growth Fund – Class 2 Shares
International Fund – Class 2 Shares
New World Fund – Class 2 Shares
Washington Mutual Investors Fund – Class 2 Shares

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

BNY Mellon IP:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares
BNY Mellon VIF Appreciation Portfolio – Service Shares
ClearBridge:
Variable Mid Cap Portfolio – Class I Shares
Variable Small Cap Growth Portfolio – Class I Shares
CVT:
EAFE International Index Portfolio – Class F
Investment Grade Bond Index Portfolio – Class I
Russell 2000 Small Cap Index Portfolio – Class F
S&P 500 Index Portfolio
S&P MidCap 400 Index Portfolio – Class F
DWS:
Alternative Asset Allocation VIP – Class B
Small Mid Cap Value VIP – Class B
Fidelity VIP:
Consumer Staples Portfolio – Service Class 2
Contrafund® Portfolio – Service Class 2
Energy Portfolio – Service Class 2 (2)
Equity-Income Portfolio – Service Class 2
Extended Market Index Portfolio – Service Class 2
Government Money Market Portfolio – Service Class
High Income Portfolio – Service Class 2
International Index Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2
Strategic Income Portfolio – Service Class 2
Total Market Index Portfolio – Service Class 2
Franklin Templeton VIP Trust:
Franklin Income VIP Fund – Class 2
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 2
Invesco V.I.:
American Franchise Fund – Series II Shares
American Value Fund – Series I Shares
Core Equity Fund – Series II Shares
Discovery Mid Cap Growth Fund – Series I Shares
EQV International Equity Fund – Series I Shares
Global Real Estate Fund – Series I Shares
Health Care Fund – Series I Shares
Main Street Mid Cap Fund – Series II Shares
Main Street Small Cap Fund – Series II Shares

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Small Cap Equity Fund – Series I Shares
Janus Henderson Global Sustainable Equity Portfolio – Service Shares
Janus Henderson Series:
Balanced Portfolio – Service Shares
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Forty Portfolio – Service Shares
Global Research Portfolio – Service Shares
Global Technology and Innovation Portfolio – Service Shares
Lord Abbett Series Fund:
Developing Growth Portfolio – Class VC
LVIP American Century:
Capital Appreciation Fund – Service Class
Disciplined Core Value Fund – Service Class
Inflation Protection Fund – Service Class
International Fund – Service Class
Mid Cap Value Fund – Service Class
Value Fund – Service Class
Macquarie VIP:
Small Cap Value Series – Service Class
MFS®:
Blended Research® Small Cap Equity Portfolio – Service Class
Global Equity Series – Service Class
Growth Series – Service Class
Inflation–Adjusted Bond Portfolio – Service Class
International Intrinsic Value Portfolio – Service Class
Mid Cap Value Portfolio – Service Class
New Discovery Series – Service Class
New Discovery Value Portfolio – Service Class
Research International Portfolio – Service Class
Total Return Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman AMT:
Mid Cap Growth Portfolio – Class S Shares
Sustainable Equity Portfolio – Class I Shares
PIMCO VIT:
All Asset Portfolio – Administrative Class
CommodityRealReturn® Strategy Portfolio – Administrative Class
Emerging Markets Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class
Long-Term U.S. Government Portfolio – Administrative Class
Low Duration Portfolio – Administrative Class
Real Return Portfolio – Administrative Class
Short-Term Portfolio – Administrative Class
Total Return Portfolio – Administrative Class
Putnam VT:
International Value Fund – Class IB
Large Cap Growth Fund – Class IB
Small Cap Growth Fund – Class IB

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Small Cap Value Fund – Class IB
Rydex VI:
Basic Materials Fund
Utilities Fund
T. Rowe Price:
Health Sciences Portfolio – II
TOPS® Managed Risk:
Balanced ETF Portfolio – Class 2
Growth ETF Portfolio – Class 2
Moderate Growth ETF Portfolio – Class 2
VanEck VIP Trust:
Global Resources Fund – Class S Shares
Global Resources Fund – Initial Class Shares
Vanguard VIF:
Balanced Portfolio
Conservative Allocation Portfolio
Equity Income Portfolio
Global Bond Index Portfolio
International Portfolio
Mid-Cap Index Portfolio
Real Estate Index Portfolio
Wanger International

(1)Organized by Principal Life
(2)This fund was available for purchase on June 3, 2024, but did not have activity in 2024, so the ending asset and unit balances are zero. Thus, it has been excluded from the financials and notes 4-6 for 2024.

During 2024, the following division was liquidated and subsequently reinvested:

			Transferred
Date	Liquidation Division	Reinvested Division	Assets
March 1, 2024	AllianceBernstein VPS Sustainable International Thematic – Class A	Fidelity VIP Government Money Market – Service Class	$8,484
April 27, 2024	American Century VP Capital Appreciation – Class II	LVIP American Century Capital Appreciation Fund – Service Class	1,490,569
April 27, 2024	American Century VP Disciplined Core Value – Class II	LVIP American Century Disciplined Core Value Fund – Service Class	2,707,992
April 27, 2024	American Century VP Inflation Protection – Class II	LVIP American Century Inflation Protection Fund – Service Class	1,344,476
April 27, 2024	American Century VP International – Class II	LVIP American Century International Fund – Service Class	85,426
April 27, 2024	American Century VP Mid Cap Value – Class II	LVIP American Century Mid Cap Value Fund – Service Class	6,993,960
April 27, 2024	American Century VP Value – Class II	LVIP American Century Value Fund – Service Class	3,564,967

The assets of the Separate Account are owned by Principal National. The assets of the Separate Account support the following variable life insurance contracts of Principal National and may not be used to satisfy the liabilities arising from any other business of Principal National:

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

•Principal® Executive Variable Universal Life III;
•Principal® Variable Universal Life Income III and
•Principal® Variable Universal Life Income IV

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2024. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

Recent Accounting Pronouncements

As of December 31, 2024, the Separate Account adopted the Improvements to Reportable Segment standard. Adoption of the new standard impacted financial statement disclosures only and did not affect the Separate Account’s statement of assets and liabilities, statement of operations or statement of changes in net assets. The intent of this authoritative guidance is to enhance disclosures about a public entity’s reportable segments and addresses requests from investors for additional, more detailed information about a reportable segment’s expenses.

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Segment Information

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is responsible for deciding which divisions are made available to policyholders and the ongoing assessment of those divisions.

The Variable Life Registered Separate Accounts Governance Committee acts as the Separate Account’s CODM assessing performance and making decisions about variable life insurance products. Each division represents a single operating segment, as the CODM monitors the operating results of the division and as a whole, the division’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The change in net assets resulting from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the division’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as total net assets and significant segment expenses are listed on the accompanying Statement of Operations.

2. Expenses and Related Party Transactions

Principal National is compensated for the following expenses and charges:

Principal® Variable Universal Life Income III contracts - Asset based charges assumed by Principal National are compensated for by a monthly charge equivalent to an annual rate of 0.15% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.25% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 3.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income IV contracts - The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 2.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life III contracts - Principal National assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.35% of the net policy value in years one through five, 0.30% in years six through fifteen, and 0.25% thereafter to cover this risk. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. In years two through seven, a sales charge of 6.50% of premiums paid is deducted from each payment on behalf of each participant. After year seven, a sales charge of 2.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 3.25% for federal, state and local taxes is deducted from each

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

payment on behalf of each participant. The sales and tax charge are deducted from contributions by Principal National prior to their transfer to the Separate Account.

During the year ended December 31, 2024, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime divisions do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other divisions are shown in the following tables.

		Net Assets of Accounts
		(in millions)
		First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account		0.50%	0.45%	0.40%	0.35%	0.30%
Government & High Quality Bond Account		0.50	0.48	0.46	0.45	0.44
LargeCap Growth Account I		0.80	0.75	0.70	0.65	0.60
Real Estate Securities Account		0.79	0.77	0.73	0.70	0.68
SmallCap Account		0.85	0.80	0.75	0.70	0.65

Net Assets of Accounts
(in millions)
First $100		Next $100	Next $100	Next $100	Next $300	Next $300	Thereafter
Equity Income Account	0.60%	0.55%	0.50%	0.45%	0.40%	0.39%	0.38%
MidCap Account	0.65	0.60	0.55	0.50	0.45	0.44	0.43

		Net Assets of Accounts
		(in millions)
		First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account		0.81%	0.78%	0.75%	0.70%	0.65%
Global Emerging Markets Account		1.00	0.98	0.96	0.95	0.90

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%
Short-Term Income Account	0.40	0.39

	Net Assets of Accounts
	(in billions)
	First $3	Over $3
LargeCap S&P 500 Index Account	0.20%	0.18%

	All Net Assets
Bond Market Index Account	0.14%

The Manager has contractually agreed to waive the Separate Account’s management and investment advisory fees for certain of the divisions. The expense waiver will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	From January 1, 2024 through December 31, 2024
	All Classes	Expiration
LargeCap Growth Account I	0.016%	April 30, 2025

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2024 through December 31, 2024
	Class 1	Expiration
LargeCap Growth Account I	0.69	April 30, 2025

Reinsurance

A modified coinsurance reinsurance agreement is in place between Principal Life Insurance Company and Principal National for the Separate Account.

3. Federal Income Taxes

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

The operations of the Separate Account are a part of the operations of Principal National. Under current practice, no federal income taxes are allocated by Principal National to the operations of the Separate Account.

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2024:

Division	Purchases	Sales

AllianceBernstein VPS Discovery Value Portfolio – Class A	$1,771,138	$1,052,829

AllianceBernstein VPS International Value Portfolio – Class A	$391,129	$671,912

AllianceBernstein VPS Small Cap Growth Portfolio – Class A	$18,243	$35,909

AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A	$224,912	$90,476

American Funds Insurance Series – Capital World Bond Fund – Class 2 Shares	$500,905	$258,022

American Funds Insurance Series – Global Balanced Fund – Class 2 Shares	$568,629	$360,392

American Funds Insurance Series – Global Small Capitalization Fund – Class 2 Shares	$37,369	$7,675

American Funds Insurance Series – Growth Fund – Class 2 Shares	$11,273,381	$6,870,706

American Funds Insurance Series – International Fund – Class 2 Shares	$1,648,998	$893,769

American Funds Insurance Series – New World Fund – Class 2 Shares	$3,554,859	$2,279,418

American Funds Insurance Series – Washington Mutual Investors Fund – Class 2 Shares	$3,792,088	$2,891,976

BNY Mellon IP MidCap Stock Portfolio – Service Shares	$196,246	$218,150

BNY Mellon IP Technology Growth Portfolio – Service Shares	$486,464	$154,786

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares	$211,289	$153,802

BNY Mellon VIF Appreciation Portfolio – Service Shares	$433,171	$306,113

Bond Market Index Account – Class 1	$4,792,413	$2,706,953

ClearBridge Variable Mid Cap Portfolio – Class I Shares	$313,858	$345,205

ClearBridge Variable Small Cap Growth Portfolio – Class I Shares	$1,522,061	$913,236

Core Plus Bond Account – Class 1	$12,794,118	$4,657,254

CVT EAFE International Index Portfolio – Class F	$2,238,679	$436,765

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

CVT Investment Grade Bond Index Portfolio – Class I	$1,970,871	$502,904

CVT Russell 2000 Small Cap Index Portfolio – Class F	$8,182,265	$4,982,166
Division	Purchases	Sales

CVT S&P 500 Index Portfolio	$96,943	$65,713

CVT S&P MidCap 400 Index Portfolio – Class F	$1,440,436	$912,028

Diversified International Account – Class 1	$4,296,617	$2,506,096

DWS Alternative Asset Allocation VIP – Class B	$53,745	$26,173

DWS Small Mid Cap Value VIP – Class B	$132,560	$135,165

Equity Income Account – Class 1	$8,449,954	$4,455,986

Fidelity VIP Consumer Staples Portfolio – Service Class 2	$4,250	$—

Fidelity VIP Contrafund® Portfolio – Service Class 2	$11,421,428	$4,275,111

Fidelity VIP Equity-Income Portfolio – Service Class 2	$2,078,973	$1,583,294

Fidelity VIP Extended Market Index Portfolio – Service Class 2	$2,197,665	$483,984

Fidelity VIP Government Money Market Portfolio – Service Class	$115,686,281	$92,715,863

Fidelity VIP High Income Portfolio – Service Class 2	$1,615,460	$736,466

Fidelity VIP International Index Portfolio – Service Class 2	$3,910,781	$1,836,881

Fidelity VIP Mid Cap Portfolio – Service Class 2	$3,364,053	$1,524,161

Fidelity VIP Strategic Income Portfolio – Service Class 2	$2,085,230	$1,257,982

Fidelity VIP Total Market Index Portfolio – Service Class 2	$12,281,022	$5,708,940

Franklin Templeton VIP Trust – Franklin Income VIP Fund – Class 2	$1,134,673	$312,924

Franklin Templeton VIP Trust – Franklin Mutual Global Discovery VIP Fund – Class 2	$830,125	$416,948

Franklin Templeton VIP Trust – Franklin Mutual Shares VIP Fund – Class 2	$7,625	$24,806

Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 2	$2,412,450	$1,543,818

Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2	$938,852	$903,915

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Franklin Templeton VIP Trust – Franklin Strategic Income VIP Fund – Class 2	$518,406	$384,103

Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund – Class 2	$32,514	$22,702

Franklin Templeton VIP Trust – Templeton Developing Markets VIP Fund – Class 2	$307,103	$244,522

Division	Purchases	Sales

Franklin Templeton VIP Trust – Templeton Foreign VIP Fund – Class 2	$227,919	$151,664

Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 2	$917,790	$649,967

Global Emerging Markets Account – Class 1	$960,233	$914,147

Government & High Quality Bond Account – Class 1	$1,502,567	$620,762

Invesco V.I. American Franchise Fund – Series II Shares	$554,323	$314,086

Invesco V.I. American Value Fund – Series I Shares	$408,156	$172,466

Invesco V.I. Core Equity Fund – Series II Shares	$629,396	$234,654

Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares	$677,379	$989,773

Invesco V.I. EQV International Equity Fund – Series I Shares	$219,092	$108,754

Invesco V.I. Global Real Estate Fund – Series I Shares	$171,005	$63,106

Invesco V.I. Health Care Fund – Series I Shares	$1,185,366	$1,207,664

Invesco V.I. Main Street Mid Cap Fund – Series II Shares	$254,091	$280,708

Invesco V.I. Main Street Small Cap Fund – Series II Shares	$806,827	$749,874

Invesco V.I. Small Cap Equity Fund – Series I Shares	$114,957	$89,531

Janus Henderson Global Sustainable Equity Portfolio – Service Shares	$208,340	$59,287

Janus Henderson Series Balanced Portfolio – Service Shares	$5,100,659	$2,003,141

Janus Henderson Series Enterprise Portfolio – Service Shares	$4,377,603	$2,347,438

Janus Henderson Series Flexible Bond Portfolio – Service Shares	$1,312,582	$660,397

Janus Henderson Series Forty Portfolio – Service Shares	$2,773,514	$1,867,070

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Janus Henderson Series Global Research Portfolio – Service Shares	$481,038	$151,032

Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares	$4,021,938	$1,509,795

LargeCap Growth Account I – Class 1	$18,076,653	$13,475,958

LargeCap S&P 500 Index Account – Class 1	$67,992,553	$25,603,667

Lord Abbett Series Fund Developing Growth Portfolio – Class VC	$1,405,782	$1,065,224

LVIP American Century Capital Appreciation Fund – Service Class	$1,719,062	$230,645
Division	Purchases	Sales

LVIP American Century Disciplined Core Value Fund – Service Class	$3,152,187	$491,412

LVIP American Century Inflation Protection Fund – Service Class	$1,654,160	$156,878

LVIP American Century International Fund – Service Class	$225,899	$6,412

LVIP American Century Mid Cap Value Fund – Service Class	$8,511,895	$1,515,612

LVIP American Century Value Fund – Service Class	$4,325,822	$781,601

Macquarie VIP Small Cap Value Series – Service Class	$1,360,744	$1,090,525

MFS® Blended Research® Small Cap Equity Portfolio – Service Class	$650,511	$403,192

MFS® Global Equity Series – Service Class	$387,548	$117,122

MFS® Growth Series – Service Class	$3,350,286	$767,010

MFS® Inflation–Adjusted Bond Portfolio – Service Class	$97,667	$36,079

MFS® International Intrinsic Value Portfolio – Service Class	$1,967,392	$1,361,688

MFS® Mid Cap Value Portfolio – Service Class	$2,701,340	$1,964,683

MFS® New Discovery Series – Service Class	$695,803	$457,303

MFS® New Discovery Value Portfolio – Service Class	$1,160,581	$789,743

MFS® Research International Portfolio – Service Class	$372,124	$265,315

MFS® Total Return Series – Service Class	$198,245	$71,700

MFS® Utilities Series – Service Class	$1,138,525	$1,005,748

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

MFS® Value Series – Service Class	$2,371,872	$792,945

MidCap Account – Class 1	$7,731,308	$4,303,199

Neuberger Berman AMT Mid Cap Growth Portfolio – Class S Shares	$51,830	$30,859

Neuberger Berman AMT Sustainable Equity Portfolio – Class I Shares	$101,595	$80,007

PIMCO VIT All Asset Portfolio – Administrative Class	$66,688	$5,934

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class	$196,017	$205,612

PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class	$40,034	$15,284

PIMCO VIT High Yield Portfolio – Administrative Class	$3,998,567	$2,297,785

Division	Purchases	Sales

PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class	$124,993	$229,982

PIMCO VIT Low Duration Portfolio – Administrative Class	$236,527	$115,235

PIMCO VIT Real Return Portfolio – Administrative Class	$1,392,341	$1,082,096

PIMCO VIT Short-Term Portfolio – Administrative Class	$2,557,773	$1,994,682

PIMCO VIT Total Return Portfolio – Administrative Class	$901,681	$470,530

Principal Capital Appreciation Account – Class 1	$2,942,054	$1,977,313

Principal LifeTime 2020 Account – Class 1	$7,733,435	$3,516,956

Principal LifeTime 2030 Account – Class 1	$27,260,976	$15,535,122

Principal LifeTime 2040 Account – Class 1	$18,698,366	$9,104,191

Principal LifeTime 2050 Account – Class 1	$10,745,283	$3,400,651

Principal LifeTime 2060 Account – Class 1	$4,374,590	$2,140,117

Principal LifeTime Strategic Income Account – Class 1	$3,269,903	$2,057,150

Putnam VT International Value Fund – Class IB	$292,117	$78,862

Putnam VT Large Cap Growth Fund – Class IB	$4,312,935	$1,375,040

Putnam VT Small Cap Growth Fund – Class IB	$394,592	$5,131

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Putnam VT Small Cap Value Fund – Class IB	$52,424	$533

Real Estate Securities Account – Class 1	$5,259,128	$3,827,155

Rydex VI Basic Materials Fund	$120,916	$128,666

Rydex VI Utilities Fund	$—	$—

SAM Balanced Portfolio – Class 1	$7,399,255	$4,500,139

SAM Conservative Balanced Portfolio – Class 1	$2,730,473	$4,017,573

SAM Conservative Growth Portfolio – Class 1	$9,614,767	$7,534,234

SAM Flexible Income Portfolio – Class 1	$1,820,941	$1,578,820

SAM Strategic Growth Portfolio – Class 1	$15,159,341	$12,860,885

Short-Term Income Account – Class 1	$7,079,850	$4,463,011

Division	Purchases	Sales

SmallCap Account – Class 1	$2,668,648	$1,460,017

T. Rowe Price Health Sciences Portfolio – II	$403,134	$180,217

TOPS® Managed Risk Balanced ETF Portfolio – Class 2	$178,182	$69,253

TOPS® Managed Risk Growth ETF Portfolio – Class 2	$475,985	$304,824

TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2	$285,496	$513,963

VanEck VIP Trust Global Resources Fund – Class S Shares	$356,412	$1,110,793

VanEck VIP Trust Global Resources Fund – Initial Class Shares	$120,922	$64,784

Vanguard VIF Balanced Portfolio	$3,852,603	$1,230,227

Vanguard VIF Conservative Allocation Portfolio	$82,316	$31,180

Vanguard VIF Equity Income Portfolio	$341,831	$70,677

Vanguard VIF Global Bond Index Portfolio	$767,767	$245,206

Vanguard VIF International Portfolio	$136,625	$28,225

Vanguard VIF Mid-Cap Index Portfolio	$12,581,110	$5,542,161

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Vanguard VIF Real Estate Index Portfolio	$585,587	$417,505

Wanger International	$543,063	$467,550

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2024			2023
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

AllianceBernstein VPS Discovery Value Portfolio – Class A	38,169	27,428	10,741	39,460	34,403	5,057

AllianceBernstein VPS International Value Portfolio – Class A	33,911	66,904	(32,993)	103,248	64,522	38,726

AllianceBernstein VPS Small Cap Growth Portfolio – Class A	376	721	(345)	1,037	2,535	(1,498)

AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A	6,707	2,715	3,992	9,095	8,103	992

American Funds Insurance Series – Capital World Bond Fund – Class 2 Shares	48,865	25,592	23,273	21,430	9,211	12,219

American Funds Insurance Series – Global Balanced Fund – Class 2 Shares	39,433	25,710	13,723	39,868	10,342	29,526

American Funds Insurance Series – Global Small Capitalization Fund – Class 2 Shares	2,768	635	2,133	6,913	349	6,564

American Funds Insurance Series – Growth Fund – Class 2 Shares	236,918	155,003	81,915	202,367	88,586	113,781

American Funds Insurance Series – International Fund – Class 2 Shares	108,310	59,975	48,335	108,419	71,683	36,736

American Funds Insurance Series – New World Fund – Class 2 Shares	203,164	136,907	66,257	243,337	173,050	70,287

American Funds Insurance Series – Washington Mutual Investors Fund – Class 2 Shares	149,661	122,203	27,458	161,750	102,121	59,629

BNY Mellon IP MidCap Stock Portfolio – Service Shares	8,267	9,987	(1,720)	5,979	2,819	3,160

BNY Mellon IP Technology Growth Portfolio – Service Shares	8,501	2,788	5,713	4,652	1,129	3,523

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares	3,701	2,613	1,088	1,163	563	600

BNY Mellon VIF Appreciation Portfolio – Service Shares	6,481	4,995	1,486	4,860	895	3,965

Bond Market Index Account – Class 1	395,296	229,833	165,463	174,450	55,246	119,204

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

ClearBridge Variable Mid Cap Portfolio – Class I Shares	15,730	19,330	(3,600)	25,753	12,441	13,312

	2024			2023
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

ClearBridge Variable Small Cap Growth Portfolio – Class I Shares	52,353	34,600	17,753	75,735	47,928	27,807

Core Plus Bond Account – Class 1	435,562	165,073	270,489	283,540	102,877	180,663

CVT EAFE International Index Portfolio – Class F	130,601	26,701	103,900	56,978	19,484	37,494

CVT Investment Grade Bond Index Portfolio – Class I	162,290	43,301	118,989	75,945	21,166	54,779

CVT Russell 2000 Small Cap Index Portfolio – Class F	209,304	133,827	75,477	141,478	87,815	53,663

CVT S&P 500 Index Portfolio	1,826	1,994	(168)	5,242	1,221	4,021

CVT S&P MidCap 400 Index Portfolio – Class F	27,529	22,127	5,402	22,961	14,671	8,290

Diversified International Account – Class 1	95,783	60,920	34,863	85,071	57,871	27,200

DWS Alternative Asset Allocation VIP – Class B	3,822	2,052	1,770	4,319	526	3,793

DWS Small Mid Cap Value VIP – Class B	3,336	4,513	(1,177)	6,197	8,805	(2,608)

Equity Income Account – Class 1	196,384	115,694	80,690	260,061	189,267	70,794

Fidelity VIP Consumer Staples Portfolio – Service Class 2	420	—	420	—	—	—

Fidelity VIP Contrafund® Portfolio – Service Class 2	85,617	46,934	38,683	75,024	53,990	21,034

Fidelity VIP Equity-Income Portfolio – Service Class 2	36,070	32,981	3,089	31,367	19,696	11,671

Fidelity VIP Extended Market Index Portfolio – Service Class 2	135,790	31,202	104,588	90,044	14,617	75,427

Fidelity VIP Government Money Market Portfolio – Service Class	9,822,927	8,127,478	1,695,449	7,759,628	5,628,197	2,131,431

Fidelity VIP High Income Portfolio – Service Class 2	35,769	20,356	15,413	32,787	24,430	8,357

Fidelity VIP International Index Portfolio – Service Class 2	277,056	136,649	140,407	175,530	60,501	115,029

Fidelity VIP Mid Cap Portfolio – Service Class 2	26,990	20,423	6,567	38,943	30,671	8,272

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Fidelity VIP Strategic Income Portfolio – Service Class 2	159,920	101,981	57,939	174,974	94,161	80,813

Fidelity VIP Total Market Index Portfolio – Service Class 2	592,082	273,723	318,359	224,637	93,961	130,676

Franklin Templeton VIP Trust – Franklin Income VIP Fund – Class 2	24,542	7,449	17,093	27,347	1,972	25,375
	2024			2023
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Franklin Templeton VIP Trust – Franklin Mutual Global Discovery VIP Fund – Class 2	9,599	7,925	1,674	9,065	9,739	(674)

Franklin Templeton VIP Trust – Franklin Mutual Shares VIP Fund – Class 2	180	681	(501)	792	588	204

Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 2	31,302	24,191	7,111	33,619	20,772	12,847

Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2	14,388	16,001	(1,613)	17,471	11,578	5,893

Franklin Templeton VIP Trust – Franklin Strategic Income VIP Fund – Class 2	27,374	21,523	5,851	33,142	30,461	2,681

Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund – Class 2	2,747	1,949	798	81	13	68

Franklin Templeton VIP Trust – Templeton Developing Markets VIP Fund – Class 2	13,134	11,271	1,863	16,848	3,368	13,480

Franklin Templeton VIP Trust – Templeton Foreign VIP Fund – Class 2	15,056	10,649	4,407	12,082	2,960	9,122

Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 2	66,324	45,972	20,352	57,866	30,102	27,764

Global Emerging Markets Account – Class 1	18,353	19,302	(949)	24,377	36,842	(12,465)

Government & High Quality Bond Account – Class 1	100,139	44,696	55,443	76,950	34,963	41,987

Invesco V.I. American Franchise Fund – Series II Shares	11,881	6,334	5,547	10,631	3,817	6,814

Invesco V.I. American Value Fund – Series I Shares	18,094	8,100	9,994	18,896	22,359	(3,463)

Invesco V.I. Core Equity Fund – Series II Shares	8,489	3,629	4,860	5,146	1,960	3,186

Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares	42,049	64,804	(22,755)	144,019	147,749	(3,730)

Invesco V.I. EQV International Equity Fund – Series I Shares	4,945	2,575	2,370	5,495	1,931	3,564

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Invesco V.I. Global Real Estate Fund – Series I Shares	13,577	5,194	8,383	10,463	5,301	5,162

Invesco V.I. Health Care Fund – Series I Shares	25,107	25,322	(215)	27,203	22,262	4,941

Invesco V.I. Main Street Mid Cap Fund – Series II Shares	6,252	8,196	(1,944)	8,105	2,826	5,279

Invesco V.I. Main Street Small Cap Fund – Series II Shares	15,444	15,927	(483)	14,506	6,287	8,219

	2024			2023
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Invesco V.I. Small Cap Equity Fund – Series I Shares	3,157	2,555	602	2,577	946	1,631

Janus Henderson Global Sustainable Equity Portfolio – Service Shares	15,984	4,533	11,451	319	136	183

Janus Henderson Series Balanced Portfolio – Service Shares	92,560	37,379	55,181	93,983	27,755	66,228

Janus Henderson Series Enterprise Portfolio – Service Shares	54,020	33,514	20,506	59,159	50,265	8,894

Janus Henderson Series Flexible Bond Portfolio – Service Shares	49,599	27,634	21,965	51,608	15,418	36,190

Janus Henderson Series Forty Portfolio – Service Shares	38,096	32,204	5,892	38,282	25,774	12,508

Janus Henderson Series Global Research Portfolio – Service Shares	10,381	3,505	6,876	12,326	4,167	8,159

Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares	162,493	61,294	101,199	130,408	62,564	67,844

LargeCap Growth Account I – Class 1	125,213	106,235	18,978	132,979	73,413	59,566

LargeCap S&P 500 Index Account – Class 1	958,368	431,655	526,713	892,784	352,011	540,773

Lord Abbett Series Fund Developing Growth Portfolio – Class VC	53,101	40,119	12,982	61,480	38,269	23,211

LVIP American Century Capital Appreciation Fund – Service Class	62,942	7,875	55,067	—	—	—

LVIP American Century Disciplined Core Value Fund – Service Class	68,090	10,124	57,966	—	—	—

LVIP American Century Inflation Protection Fund – Service Class	119,146	11,146	108,000	—	—	—

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

LVIP American Century International Fund – Service Class	7,021	199	6,822	—	—	—

LVIP American Century Mid Cap Value Fund – Service Class	167,813	29,311	138,502	—	—	—

LVIP American Century Value Fund – Service Class	82,514	14,548	67,966	—	—	—

Macquarie VIP Small Cap Value Series – Service Class	30,605	28,269	2,336	26,226	16,981	9,245

MFS® Blended Research® Small Cap Equity Portfolio – Service Class	29,477	18,645	10,832	21,381	15,068	6,313

MFS® Global Equity Series – Service Class	7,856	2,832	5,024	8,003	2,585	5,418

	2024			2023
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

MFS® Growth Series – Service Class	28,935	8,066	20,869	23,570	13,125	10,445

MFS® Inflation–Adjusted Bond Portfolio – Service Class	9,717	3,750	5,967	4,025	3,034	991

MFS® International Intrinsic Value Portfolio – Service Class	78,357	62,428	15,929	81,279	34,702	46,577

MFS® Mid Cap Value Portfolio – Service Class	114,275	93,239	21,036	136,154	52,200	83,954

MFS® New Discovery Series – Service Class	12,165	8,026	4,139	12,176	9,401	2,775

MFS® New Discovery Value Portfolio – Service Class	43,197	33,330	9,867	58,721	36,452	22,269

MFS® Research International Portfolio – Service Class	23,173	17,334	5,839	34,930	20,889	14,041

MFS® Total Return Series – Service Class	6,733	2,625	4,108	2,917	622	2,295

MFS® Utilities Series – Service Class	34,238	37,109	(2,871)	40,671	39,396	1,275

MFS® Value Series – Service Class	36,165	13,777	22,388	25,679	7,263	18,416

MidCap Account – Class 1	31,320	22,105	9,215	33,231	10,287	22,944

Neuberger Berman AMT Mid Cap Growth Portfolio – Class S Shares	1,943	1,273	670	1,963	367	1,596

Neuberger Berman AMT Sustainable Equity Portfolio – Class I Shares	3,493	4,086	(593)	3,528	5,237	(1,709)

PIMCO VIT All Asset Portfolio – Administrative Class	3,221	349	2,872	6,331	703	5,628

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class	22,477	24,199	(1,722)	28,244	28,221	23

PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class	2,373	1,070	1,303	2,860	1,524	1,336

PIMCO VIT High Yield Portfolio – Administrative Class	161,026	100,873	60,153	131,805	78,328	53,477

PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class	10,791	21,055	(10,264)	34,829	25,965	8,864

PIMCO VIT Low Duration Portfolio – Administrative Class	20,172	10,407	9,765	76,594	180,230	(103,636)

PIMCO VIT Real Return Portfolio – Administrative Class	89,588	72,095	17,493	62,229	35,356	26,873

PIMCO VIT Short-Term Portfolio – Administrative Class	182,654	152,301	30,353	142,382	32,107	110,275
	2024			2023
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

PIMCO VIT Total Return Portfolio – Administrative Class	59,649	32,307	27,342	50,295	60,669	(10,374)

Principal Capital Appreciation Account – Class 1	87,593	62,755	24,838	64,330	36,205	28,125

Principal LifeTime 2020 Account – Class 1	220,821	111,185	109,636	192,093	103,844	88,249

Principal LifeTime 2030 Account – Class 1	716,531	435,621	280,910	747,828	298,925	448,903

Principal LifeTime 2040 Account – Class 1	432,133	222,965	209,168	402,427	182,805	219,622

Principal LifeTime 2050 Account – Class 1	235,377	79,190	156,187	176,588	72,431	104,157

Principal LifeTime 2060 Account – Class 1	160,434	84,737	75,697	171,016	64,009	107,007

Principal LifeTime Strategic Income Account – Class 1	135,548	90,421	45,127	246,971	78,054	168,917

Putnam VT International Value Fund – Class IB	18,255	4,995	13,260	9,203	2,908	6,295

Putnam VT Large Cap Growth Fund – Class IB	108,465	37,604	70,861	104,120	26,371	77,749

Putnam VT Small Cap Growth Fund – Class IB	33,882	451	33,431	—	—	—

Putnam VT Small Cap Value Fund – Class IB	5,079	50	5,029	—	—	—

Real Estate Securities Account – Class 1	39,464	33,883	5,581	48,746	42,662	6,084

Rydex VI Basic Materials Fund	8,038	9,024	(986)	17,558	12,163	5,395

Rydex VI Utilities Fund	—	—	—	—	306	(306)

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

SAM Balanced Portfolio – Class 1	234,435	157,347	77,088	167,480	119,670	47,810

SAM Conservative Balanced Portfolio – Class 1	101,848	165,431	(63,583)	190,549	93,417	97,132

SAM Conservative Growth Portfolio – Class 1	277,949	231,755	46,194	249,105	182,735	66,370

SAM Flexible Income Portfolio – Class 1	72,893	71,286	1,607	82,026	92,895	(10,869)

SAM Strategic Growth Portfolio – Class 1	423,621	369,669	53,952	408,257	277,970	130,287

Short-Term Income Account – Class 1	427,471	298,264	129,207	511,646	363,428	148,218

SmallCap Account – Class 1	46,224	27,299	18,925	43,188	30,234	12,954

T. Rowe Price Health Sciences Portfolio – II	16,075	8,900	7,175	22,595	10,577	12,018

TOPS® Managed Risk Balanced ETF Portfolio – Class 2	9,388	4,205	5,183	10,617	4,901	5,716

	2024			2023
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

TOPS® Managed Risk Growth ETF Portfolio – Class 2	22,182	16,469	5,713	25,855	17,931	7,924

TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2	13,549	28,354	(14,805)	14,836	6,554	8,282

VanEck VIP Trust Global Resources Fund – Class S Shares	38,777	125,930	(87,153)	100,404	47,318	53,086

VanEck VIP Trust Global Resources Fund – Initial Class Shares	11,518	6,622	4,896	20,066	10,788	9,278

Vanguard VIF Balanced Portfolio	63,099	22,347	40,752	55,095	19,509	35,586

Vanguard VIF Conservative Allocation Portfolio	7,242	3,047	4,195	9,179	188	8,991

Vanguard VIF Equity Income Portfolio	26,962	5,598	21,364	99	1	98

Vanguard VIF Global Bond Index Portfolio	78,510	26,340	52,170	62,241	9,620	52,621

Vanguard VIF International Portfolio	15,521	3,299	12,222	4,253	204	4,049

Vanguard VIF Mid-Cap Index Portfolio	166,088	76,438	89,650	142,109	84,072	58,037

Vanguard VIF Real Estate Index Portfolio	53,729	38,642	15,087	4,844	320	4,524

Wanger International	40,128	35,896	4,232	43,015	31,334	11,681

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

6. Financial Highlights

Principal National sells variable life insurance products, which have multiple investment options that could have different returns.

The Separate Account has presented the following disclosures for 2024, 2023, 2022, 2021 and 2020 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies.

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

AllianceBernstein VPS Discovery Value Portfolio – Class A:
2024	140	$39.85	$5,591	0.86%	—%	10.02%
2023	130	$36.22	$4,693	1.06%	—%	17.18%
2022	124	$30.91	$3,848	1.13%	—%	(15.64)%
2021	103	$36.64	$3,787	0.80%	—%	35.96%
2020	87	$26.95	$2,339	1.09%	—%	3.38%

AllianceBernstein VPS International Value Portfolio – Class A:
2024	191	$9.78	$1,873	2.70%	—%	5.05%
2023	224	$9.31	$2,090	0.84%	—%	15.08%
2022	186	$8.09	$1,502	4.91%	—%	(13.59)%
2021	155	$9.36	$1,455	2.15%	—%	11.03%
2020	146	$8.43	$1,229	2.08%	—%	2.42%

AllianceBernstein VPS Small Cap Growth Portfolio – Class A:
2024	5	$50.08	$261	0.24%	—%	18.62%
2023	6	$42.22	$234	—%	—%	18.03%
2022	7	$35.77	$252	—%	—%	(39.09)%
2021	7	$58.73	$416	—%	—%	9.45%
2020	7	$53.66	$394	—%	—%	54.02%

AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A:
2024	14	$33.42	$458	—%	—%	6.23%
2023	10	$31.46	$305	0.39%	—%	16.00%
2022	9	$27.12	$236	—%	—%	(26.98)%
2021	5	$37.14	$177	—%	—%	22.86%
2020 (4)	1	$30.23	$30	0.61%	—%	39.44%

American Funds Insurance Series – Capital World Bond Fund – Class 2 Shares:
2024	60	$9.88	$588	2.41%	—%	(3.04)%
2023	36	$10.19	$370	—%	—%	6.15%
2022	24	$9.6	$231	0.25%	—%	(17.67)%
2021	19	$11.66	$220	2.07%	—%	(4.89)%
2020 (4)	9	$12.26	$109	2.50%	—%	9.86%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

American Funds Insurance Series – Global Balanced Fund – Class 2 Shares:
2024	78	$14.17	$1,108	1.85%	—%	6.54%
2023	64	$13.3	$857	1.82%	—%	13.87%
2022	35	$11.68	$408	—%	—%	(14.56)%
2021	24	$13.67	$327	1.06%	—%	10.78%
2020	18	$12.34	$219	1.39%	—%	10.28%

American Funds Insurance Series – Global Small Capitalization Fund – Class 2 Shares:
2024	9	$11.96	$108	1.09%	—%	2.31%
2023	7	$11.69	$81	0.27%	—%	16.20%
2022 (5)	—	$10.06	$4	—%	—%	(29.60)%

American Funds Insurance Series – Growth Fund – Class 2 Shares:
2024	608	$50.79	$30,883	0.35%	—%	31.61%
2023	526	$38.59	$20,301	0.38%	—%	38.46%
2022	412	$27.87	$11,489	0.36%	—%	(29.92)%
2021	295	$39.77	$11,732	0.23%	—%	21.99%
2020	217	$32.6	$7,073	0.32%	—%	52.05%

American Funds Insurance Series – International Fund – Class 2 Shares:
2024	359	$14.22	$5,105	1.24%	—%	3.12%
2023	311	$13.79	$4,282	1.36%	—%	15.88%
2022	274	$11.9	$3,259	1.89%	—%	(20.83)%
2021	196	$15.03	$2,945	2.73%	—%	(1.44)%
2020	155	$15.25	$2,372	0.71%	—%	13.98%

American Funds Insurance Series – New World Fund – Class 2 Shares:
2024	548	$16.77	$9,185	1.46%	—%	6.54%
2023	481	$15.74	$7,578	1.60%	—%	15.99%
2022	411	$13.57	$5,579	1.50%	—%	(22.10)%
2021	241	$17.42	$4,204	0.98%	—%	4.94%
2020	166	$16.6	$2,749	0.07%	—%	23.60%

American Funds Insurance Series – Washington Mutual Investors Fund – Class 2 Shares:
2024	441	$25.58	$11,273	1.63%	—%	19.14%
2023	413	$21.47	$8,872	1.98%	—%	17.26%
2022	354	$18.31	$6,473	2.11%	—%	(8.45)%
2021	245	$20	$4,906	1.54%	—%	27.80%
2020	189	$15.65	$2,954	1.93%	—%	8.68%

BNY Mellon IP MidCap Stock Portfolio – Service Shares:
2024	30	$22.22	$676	0.61%	—%	12.34%
2023	32	$19.78	$636	0.52%	—%	17.95%
2022	29	$16.77	$486	0.42%	—%	(14.26)%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

2021	25	$19.56	$498	0.42%	—%	25.55%
2020	23	$15.58	$356	0.53%	—%	7.82%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

BNY Mellon IP Technology Growth Portfolio – Service Shares:
2024	13	$60.94	$785	—%	—%	25.39%
2023	7	$48.6	$349	—%	—%	58.98%
2022	4	$30.57	$112	—%	—%	(46.51)%
2021	3	$57.15	$174	—%	—%	12.63%
2020 (4)	2	$50.74	$90	—%	—%	69.59%

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares:
2024	4	$59.37	$217	0.31%	—%	24.57%
2023	3	$47.66	$123	0.42%	—%	23.50%
2022	2	$38.59	$76	0.06%	—%	(23.05)%
2021	—	$50.15	$16	0.37%	—%	26.67%
2020 (4)	—	$39.59	$3	—%	—%	23.87%

BNY Mellon VIF Appreciation Portfolio – Service Shares:
2024	11	$60.62	$693	0.17%	—%	12.49%
2023	10	$53.89	$536	0.50%	—%	20.67%
2022	6	$44.66	$267	0.54%	—%	(18.25)%
2021	2	$54.63	$89	0.19%	—%	26.84%
2020 (4)	1	$43.07	$50	0.37%	—%	23.30%

Bond Market Index Account – Class 1:
2024	473	$11.75	$5,563	3.10%	—%	1.03%
2023	308	$11.63	$3,580	2.43%	—%	5.54%
2022	189	$11.02	$2,080	2.23%	—%	(13.16)%
2021	148	$12.69	$1,881	2.02%	—%	(1.78)%
2020 (4)	91	$12.92	$1,182	2.69%	—%	7.22%

ClearBridge Variable Mid Cap Portfolio – Class I Shares:
2024	76	$18.89	$1,430	0.60%	—%	10.02%
2023	79	$17.17	$1,362	0.14%	—%	12.89%
2022	66	$15.21	$1,003	0.41%	—%	(25.29)%
2021	52	$20.36	$1,050	0.03%	—%	28.70%
2020	31	$15.82	$494	0.34%	—%	15.31%

ClearBridge Variable Small Cap Growth Portfolio – Class I Shares:
2024	144	$27.24	$3,934	—%	—%	4.53%
2023	127	$26.06	$3,301	—%	—%	8.40%
2022	99	$24.04	$2,377	—%	—%	(28.85)%
2021	60	$33.79	$2,043	—%	—%	12.60%
2020 (4)	26	$30.01	$781	—%	—%	43.25%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Core Plus Bond Account – Class 1:
2024	745	$28.19	$20,995	3.54%	—%	0.89%
2023	474	$27.94	$13,250	3.14%	—%	5.35%
2022	294	$26.52	$7,787	3.50%	—%	(14.12)%
2021	156	$30.88	$4,828	2.70%	—%	(0.45)%
2020	121	$31.02	$3,746	3.98%	—%	9.53%

CVT EAFE International Index Portfolio – Class F:
2024 (16)	202	$16.03	$3,239	3.37%	—%	2.95%
2023	98	$15.57	$1,528	3.55%	—%	17.51%
2022	61	$13.25	$803	3.60%	—%	(14.74)%
2021	39	$15.54	$613	2.08%	—%	10.60%
2020 (4)	14	$14.05	$200	5.13%	—%	7.58%

CVT Investment Grade Bond Index Portfolio – Class I:
2024 (19)	290	$11.65	$3,380	3.32%	—%	1.04%
2023	171	$11.53	$1,974	2.92%	—%	5.49%
2022	116	$10.93	$1,273	2.73%	—%	(12.49)%
2021	125	$12.49	$1,563	2.45%	—%	(1.81)%
2020	116	$12.72	$1,482	3.24%	—%	7.34%

CVT Russell 2000 Small Cap Index Portfolio – Class F:
2024 (17)	348	$37.77	$13,139	1.30%	—%	10.99%
2023	272	$34.03	$9,268	0.95%	—%	16.38%
2022	219	$29.24	$6,396	0.93%	—%	(20.67)%
2021	129	$36.86	$4,759	0.82%	—%	14.29%
2020	89	$32.25	$2,871	1.15%	—%	19.40%

CVT S&P 500 Index Portfolio:
2024 (15)	17	$36.84	$627	1.22%	—%	24.63%
2023	17	$29.56	$508	1.57%	—%	25.89%
2022	13	$23.48	$309	1.24%	—%	(18.33)%
2021	14	$28.75	$388	1.35%	—%	28.41%
2020	15	$22.39	$347	1.70%	—%	18.09%

CVT S&P MidCap 400 Index Portfolio – Class F:
2024 (18)	134	$42.86	$5,723	1.23%	—%	13.30%
2023	128	$37.83	$4,847	1.26%	—%	15.90%
2022	120	$32.64	$3,912	0.96%	—%	(13.51)%
2021	111	$37.74	$4,171	0.87%	—%	24.19%
2020	104	$30.39	$3,161	1.28%	—%	13.10%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Diversified International Account – Class 1:
2024	281	$40.46	$11,392	3.13%	—%	4.71%
2023	246	$38.64	$9,530	1.32%	—%	17.43%
2022	219	$32.9	$7,217	2.84%	—%	(20.01)%
2021	159	$41.13	$6,537	1.36%	—%	9.74%
2020	106	$37.47	$3,988	2.75%	—%	16.15%

DWS Alternative Asset Allocation VIP – Class B:
2024	10	$13.34	$139	3.06%	—%	5.29%
2023	9	$12.67	$110	5.72%	—%	5.67%
2022	5	$11.99	$58	4.86%	—%	(7.70)%
2021	1	$12.99	$15	3.25%	—%	12.27%
2020 (4)	1	$11.57	$11	—%	—%	5.37%

DWS Small Mid Cap Value VIP – Class B:
2024	19	$29.58	$573	0.80%	—%	5.79%
2023	21	$27.96	$574	0.89%	—%	14.59%
2022	23	$24.4	$565	0.45%	—%	(16.15)%
2021	19	$29.1	$541	0.87%	—%	30.03%
2020	17	$22.38	$374	1.09%	—%	(1.10)%

Equity Income Account – Class 1:
2024	728	$40.95	$29,823	2.12%	—%	15.48%
2023	648	$35.46	$22,960	2.15%	—%	11.23%
2022	577	$31.88	$18,388	2.06%	—%	(10.50)%
2021	409	$35.62	$14,552	2.08%	—%	22.45%
2020	291	$29.09	$8,465	2.05%	—%	6.44%

Fidelity VIP Consumer Staples Portfolio – Service Class 2:
2024 (14)	—	$10.11	$4	—%	—%	1.20%

Fidelity VIP Contrafund® Portfolio – Service Class 2:
2024	302	$101.71	$30,681	0.03%	—%	33.44%
2023	263	$76.22	$20,042	0.28%	—%	33.11%
2022	242	$57.26	$13,852	0.29%	—%	(26.49)%
2021	210	$77.89	$16,336	0.03%	—%	27.52%
2020	192	$61.08	$11,740	0.07%	—%	30.23%

Fidelity VIP Equity-Income Portfolio – Service Class 2:
2024	98	$49.18	$4,822	1.63%	—%	15.04%
2023	95	$42.75	$4,059	1.87%	—%	10.38%
2022	83	$38.73	$3,225	1.85%	—%	(5.24)%
2021	73	$40.87	$2,998	1.77%	—%	24.60%
2020	59	$32.8	$1,950	1.76%	—%	6.42%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Fidelity VIP Extended Market Index Portfolio – Service Class 2:
2024	222	$16.55	$3,668	1.39%	—%	12.05%
2023	117	$14.77	$1,729	2.05%	—%	17.13%
2022	42	$12.61	$525	1.49%	—%	(18.33)%
2021	22	$15.44	$344	1.71%	—%	20.91%
2020	4	$12.77	$45	1.49%	—%	16.20%

Fidelity VIP Government Money Market Portfolio – Service Class:
2024	7,456	$11.66	$86,912	4.78%	—%	5.05%
2023	5,761	$11.1	$63,942	4.59%	—%	4.82%
2022	3,629	$10.59	$38,441	1.50%	—%	1.34%
2021	1,868	$10.45	$19,516	0.01%	—%	—%
2020	1,374	$10.45	$14,359	0.21%	—%	0.29%

Fidelity VIP High Income Portfolio – Service Class 2:
2024	141	$37.53	$5,301	6.64%	—%	8.63%
2023	126	$34.55	$4,348	6.05%	—%	10.24%
2022	117	$31.34	$3,682	5.50%	—%	(11.69)%
2021	105	$35.49	$3,718	5.48%	—%	4.29%
2020	87	$34.03	$2,967	5.45%	—%	2.44%

Fidelity VIP International Index Portfolio – Service Class 2:
2024	484	$13.3	$6,444	3.15%	—%	4.81%
2023	344	$12.69	$4,366	3.03%	—%	15.89%
2022	229	$10.95	$2,508	2.64%	—%	(16.22)%
2021	105	$13.07	$1,369	3.84%	—%	7.48%
2020	34	$12.16	$412	1.66%	—%	10.34%

Fidelity VIP Mid Cap Portfolio – Service Class 2:
2024	134	$52.75	$10,907	0.35%	—%	17.17%
2023	127	$45.02	$8,950	0.41%	—%	14.79%
2022	119	$39.22	$7,206	0.29%	—%	(14.97)%
2021	106	$46.12	$7,730	0.39%	—%	25.29%
2020	98	$36.81	$5,723	0.41%	—%	17.86%

Fidelity VIP Strategic Income Portfolio – Service Class 2:
2024	305	$12.65	$3,855	3.63%	—%	5.77%
2023	247	$11.96	$2,951	5.02%	—%	9.12%
2022	166	$10.96	$1,817	4.23%	—%	(11.47)%
2021	99	$12.38	$1,231	3.00%	—%	3.51%
2020 (4)	46	$11.96	$552	5.57%	—%	7.17%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Fidelity VIP Total Market Index Portfolio – Service Class 2:
2024	731	$21.24	$15,525	1.30%	—%	23.42%
2023	413	$17.21	$7,104	0.98%	—%	25.71%
2022	282	$13.69	$3,862	1.46%	—%	(19.42)%
2021	133	$16.99	$2,258	1.08%	—%	25.39%
2020	68	$13.55	$923	2.24%	—%	20.02%

Franklin Templeton VIP Trust – Franklin Income VIP Fund – Class 2:
2024	54	$43.72	$2,349	5.21%	—%	7.21%
2023	37	$40.78	$1,494	5.18%	—%	8.63%
2022	11	$37.54	$423	4.91%	—%	(5.49)%
2021	5	$39.72	$205	4.33%	—%	16.75%
2020 (4)	2	$34.02	$73	9.09%	—%	0.71%

Franklin Templeton VIP Trust – Franklin Mutual Global Discovery VIP Fund – Class 2:
2024	67	$53.09	$3,579	1.75%	—%	4.65%
2023	66	$50.73	$3,335	2.53%	—%	20.33%
2022	66	$42.16	$2,801	1.44%	—%	(4.77)%
2021	66	$44.27	$2,906	2.77%	—%	19.13%
2020	62	$37.16	$2,286	2.52%	—%	(4.45)%

Franklin Templeton VIP Trust – Franklin Mutual Shares VIP Fund – Class 2:
2024	1	$39.03	$23	1.70%	—%	11.26%
2023	1	$35.08	$38	1.77%	—%	13.49%
2022	1	$30.91	$27	2.20%	—%	(7.46)%
2021	—	$33.4	$—	—%	—%	19.20%
2020 (4)	—	$28.02	$1	—%	—%	(5.05)%

Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 2:
2024	122	$65.22	$7,973	0.99%	—%	10.79%
2023	115	$58.87	$6,778	0.92%	—%	12.07%
2022	102	$52.53	$5,373	0.79%	—%	(10.57)%
2021	84	$58.74	$4,948	0.85%	—%	26.79%
2020	76	$46.33	$3,517	1.28%	—%	15.97%

Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2:
2024	47	$61.87	$2,918	0.89%	—%	11.70%
2023	49	$55.39	$2,701	0.53%	—%	12.74%
2022	43	$49.13	$2,106	0.91%	—%	(10.07)%
2021	32	$54.63	$1,751	1.02%	—%	25.38%
2020	26	$43.57	$1,143	1.40%	—%	5.19%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Franklin Templeton VIP Trust – Franklin Strategic Income VIP Fund – Class 2:
2024	38	$18.35	$700	3.84%	—%	4.02%
2023	32	$17.64	$569	5.30%	—%	8.15%
2022	30	$16.31	$483	4.23%	—%	(10.73)%
2021	9	$18.27	$169	3.65%	—%	2.12%
2020 (4)	3	$17.89	$59	4.20%	—%	3.41%

Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund – Class 2:
2024	1	$11.94	$11	1.83%	—%	1.36%
2023	—	$11.78	$2	1.99%	—%	4.43%
2022	—	$11.28	$1	2.07%	—%	(9.69)%
2021	—	$12.49	$—	—%	—%	(1.89)%

Franklin Templeton VIP Trust – Templeton Developing Markets VIP Fund – Class 2:
2024	28	$21.66	$608	3.76%	—%	7.71%
2023	26	$20.11	$528	1.80%	—%	12.60%
2022	13	$17.86	$228	2.08%	—%	(21.97)%
2021	11	$22.89	$242	0.58%	—%	(5.76)%
2020 (4)	3	$24.29	$68	1.06%	—%	17.23%

Franklin Templeton VIP Trust – Templeton Foreign VIP Fund – Class 2:
2024	25	$14.02	$347	2.30%	—%	(0.99)%
2023	20	$14.16	$288	3.13%	—%	20.82%
2022	11	$11.72	$132	2.84%	—%	(7.64)%
2021	3	$12.69	$43	2.02%	—%	4.19%
2020 (4)	1	$12.18	$12	1.19%	—%	(1.14)%

Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 2:
2024	196	$13.01	$2,547	—%	—%	(11.38)%
2023	175	$14.68	$2,575	—%	—%	2.87%
2022	148	$14.27	$2,106	—%	—%	(4.93)%
2021	132	$15.01	$1,979	—%	—%	(5.00)%
2020	126	$15.8	$1,999	8.31%	—%	(5.33)%

Global Emerging Markets Account – Class 1:
2024	101	$47.22	$4,783	2.04%	—%	6.52%
2023	102	$44.33	$4,532	2.37%	—%	12.50%
2022	115	$39.4	$4,520	1.70%	—%	(22.65)%
2021	96	$50.94	$4,901	0.46%	—%	0.57%
2020	76	$50.65	$3,829	2.44%	—%	19.23%

Government & High Quality Bond Account – Class 1:
2024	284	$13.84	$3,928	3.15%	—%	0.58%
2023	228	$13.76	$3,141	2.42%	—%	4.64%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

2022	186	$13.15	$2,450	1.48%	—%	(11.80)%
2021	173	$14.91	$2,573	2.20%	—%	(1.32)%
2020	148	$15.11	$2,234	2.72%	—%	2.86%
	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Invesco V.I. American Franchise Fund – Series II Shares:
2024	27	$54.02	$1,472	—%	—%	34.58%
2023	22	$40.14	$871	—%	—%	40.60%
2022	15	$28.55	$425	—%	—%	(31.30)%
2021	11	$41.56	$478	—%	—%	11.66%
2020	10	$37.22	$354	—%	—%	42.01%

Invesco V.I. American Value Fund – Series I Shares:
2024	36	$22.94	$833	1.09%	—%	30.42%
2023	26	$17.59	$463	0.53%	—%	15.57%
2022	30	$15.22	$453	0.88%	—%	(2.62)%
2021	12	$15.63	$189	0.46%	—%	28.01%
2020	10	$12.21	$122	1.07%	—%	1.08%

Invesco V.I. Core Equity Fund – Series II Shares:
2024	18	$68.45	$1,230	0.46%	—%	25.30%
2023	13	$54.63	$716	0.52%	—%	23.07%
2022	10	$44.39	$440	0.70%	—%	(20.75)%
2021	7	$56.01	$401	0.47%	—%	27.38%
2020	6	$43.97	$270	1.14%	—%	13.56%

Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares:
2024	84	$17.33	$1,455	—%	—%	24.23%
2023	107	$13.95	$1,489	—%	—%	13.14%
2022	110	$12.33	$1,362	—%	—%	(30.96)%
2021	57	$17.86	$1,024	—%	—%	19.07%
2020 (6)	4	$15	$59	—%	—%	48.22%

Invesco V.I. EQV International Equity Fund – Series I Shares:
2024	14	$40.66	$571	1.74%	—%	0.62%
2023	12	$40.41	$472	0.21%	—%	18.16%
2022	8	$34.2	$278	2.16%	—%	(18.32)%
2021	2	$41.87	$88	1.25%	—%	5.89%
2020 (4)	1	$39.54	$43	4.36%	—%	14.01%

Invesco V.I. Global Real Estate Fund – Series I Shares:
2024	23	$12.08	$281	2.88%	—%	(1.79)%
2023	15	$12.3	$183	1.67%	—%	9.04%
2022	10	$11.28	$110	2.75%	—%	(24.90)%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

2021	9	$15.02	$133	2.57%	—%	25.69%
2020 (4)	7	$11.95	$85	6.53%	—%	(12.33)%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Invesco V.I. Health Care Fund – Series I Shares:
2024	130	$45.18	$5,861	—%	—%	4.17%
2023	130	$43.37	$5,636	—%	—%	3.02%
2022	125	$42.1	$5,262	—%	—%	(13.32)%
2021	110	$48.57	$5,334	0.22%	—%	12.30%
2020	98	$43.25	$4,241	0.33%	—%	14.48%

Invesco V.I. Main Street Mid Cap Fund – Series II Shares:
2024	35	$37.6	$1,313	0.12%	—%	16.81%
2023	37	$32.19	$1,187	0.04%	—%	14.15%
2022	32	$28.2	$891	0.07%	—%	(14.47)%
2021	31	$32.97	$1,037	0.27%	—%	22.88%
2020	25	$26.83	$658	0.51%	—%	8.93%

Invesco V.I. Main Street Small Cap Fund – Series II Shares:
2024	40	$49.08	$1,967	—%	—%	12.41%
2023	41	$43.66	$1,771	1.01%	—%	17.81%
2022	32	$37.06	$1,198	0.26%	—%	(16.04)%
2021	32	$44.14	$1,409	0.19%	—%	22.27%
2020	26	$36.1	$922	0.39%	—%	19.62%

Invesco V.I. Small Cap Equity Fund – Series I Shares:
2024	4	$38.13	$154	0.13%	—%	18.09%
2023	3	$32.29	$111	—%	—%	16.57%
2022	2	$27.7	$50	—%	—%	(20.49)%
2021 (9)	2	$34.84	$58	0.12%	—%	20.39%

Janus Henderson Global Sustainable Equity Portfolio – Service Shares:
2024	12	$12.79	$160	0.43%	—%	11.02%
2023	1	$11.52	$12	1.09%	—%	23.21%
2022 (10)	1	$9.35	$8	1.08%	—%	(6.87)%

Janus Henderson Series Balanced Portfolio – Service Shares:
2024	197	$56.89	$11,222	1.83%	—%	15.14%
2023	142	$49.41	$7,020	1.88%	—%	15.15%
2022	76	$42.91	$3,255	1.28%	—%	(16.61)%
2021	37	$51.46	$1,882	0.97%	—%	16.90%
2020 (4)	14	$44.02	$601	2.41%	—%	14.04%

Janus Henderson Series Enterprise Portfolio – Service Shares:
2024	173	$74.36	$12,833	0.63%	—%	15.32%
2023	152	$64.48	$9,806	0.09%	—%	17.77%
2022	143	$54.75	$7,839	0.25%	—%	(16.14)%
2021	110	$65.29	$7,178	0.16%	—%	16.55%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

2020	36	$56.02	$2,036	0.04%	—%	19.17%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Janus Henderson Series Flexible Bond Portfolio – Service Shares:
2024	135	$23.98	$3,242	4.33%	—%	1.61%
2023	113	$23.6	$2,672	3.90%	—%	5.31%
2022	77	$22.41	$1,727	2.28%	—%	(13.91)%
2021	35	$26.03	$899	2.63%	—%	(1.10)%
2020 (4)	11	$26.32	$277	4.12%	—%	10.26%

Janus Henderson Series Forty Portfolio – Service Shares:
2024	172	$62.1	$10,653	0.01%	—%	28.12%
2023	166	$48.47	$8,028	0.13%	—%	39.64%
2022	153	$34.71	$5,315	0.06%	—%	(33.72)%
2021	129	$52.37	$6,777	0.52%	—%	22.62%
2020	120	$42.71	$5,120	0.62%	—%	39.03%

Janus Henderson Series Global Research Portfolio – Service Shares:
2024	26	$45.21	$1,185	0.62%	—%	23.26%
2023	19	$36.68	$709	0.86%	—%	26.48%
2022	11	$29	$324	1.53%	—%	(19.62)%
2021	2	$36.08	$85	0.46%	—%	17.79%
2020 (4)	—	$30.63	$3	0.98%	—%	19.79%

Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares:
2024	371	$26.56	$9,841	—%	—%	31.75%
2023	269	$20.16	$5,429	—%	—%	54.25%
2022	201	$13.07	$2,633	—%	—%	(37.10)%
2021	146	$20.78	$3,036	0.64%	—%	17.73%
2020	73	$17.65	$1,284	—%	—%	50.73%

LargeCap Growth Account I – Class 1:
2024	356	$138.99	$49,414	—%	—%	25.14%
2023	337	$111.07	$37,380	—%	—%	40.35%
2022	277	$79.14	$21,921	—%	—%	(34.16)%
2021	189	$120.2	$22,769	—%	—%	21.89%
2020	127	$98.61	$12,552	0.03%	—%	36.20%

LargeCap S&P 500 Index Account – Class 1:
2024	2,465	$65.37	$161,103	1.52%	—%	24.75%
2023	1,938	$52.4	$101,552	1.48%	—%	25.96%
2022	1,397	$41.6	$58,118	1.41%	—%	(18.34)%
2021	861	$50.94	$43,865	1.44%	—%	28.34%
2020	531	$39.69	$21,066	1.81%	—%	18.09%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Lord Abbett Series Fund Developing Growth Portfolio – Class VC:
2024	127	$28.33	$3,598	0.17%	—%	22.16%
2023	114	$23.19	$2,644	—%	—%	8.16%
2022	91	$21.44	$1,947	—%	—%	(35.98)%
2021	59	$33.49	$1,988	—%	—%	(2.76)%
2020	38	$34.44	$1,317	—%	—%	72.63%

LVIP American Century Capital Appreciation Fund – Service Class:
2024 (13)	55	$30.36	$1,672	—%	—%	15.35%

LVIP American Century Disciplined Core Value Fund – Service Class:
2024 (13)	58	$48.63	$2,819	1.02%	—%	6.41%

LVIP American Century Inflation Protection Fund – Service Class:
2024 (13)	108	$13.82	$1,492	4.53%	—%	3.37%

LVIP American Century International Fund – Service Class:
2024 (13)	7	$30.89	$211	1.04%	—%	0.16%

LVIP American Century Mid Cap Value Fund – Service Class:
2024 (13)	139	$51.99	$7,200	2.60%	—%	6.71%

LVIP American Century Value Fund – Service Class:
2024 (13)	68	$53.84	$3,659	2.82%	—%	6.47%

Macquarie VIP Small Cap Value Series – Service Class:
2024 (20)	104	$39.63	$4,121	0.98%	—%	11.01%
2023	102	$35.7	$3,628	0.61%	—%	9.11%
2022	92	$32.72	$3,023	0.50%	—%	(12.37)%
2021	78	$37.34	$2,910	0.58%	—%	34.03%
2020	67	$27.86	$1,863	0.99%	—%	(2.18)%

MFS® Blended Research® Small Cap Equity Portfolio – Service Class:
2024	72	$21.74	$1,561	0.82%	—%	4.62%
2023	61	$20.78	$1,267	0.54%	—%	18.68%
2022	55	$17.51	$957	0.51%	—%	(18.56)%
2021	36	$21.5	$784	0.71%	—%	29.21%
2020	25	$16.64	$417	0.75%	—%	2.09%

MFS® Global Equity Series – Service Class:
2024	24	$41.67	$1,000	0.75%	—%	5.36%
2023	19	$39.55	$751	0.54%	—%	13.88%
2022	14	$34.73	$471	0.23%	—%	(17.93)%
2021	9	$42.32	$373	0.53%	—%	16.87%
2020 (4)	4	$36.21	$148	1.31%	—%	13.05%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

MFS® Growth Series – Service Class:
2024	70	$105.73	$7,415	—%	—%	31.15%
2023	49	$80.62	$3,972	—%	—%	35.52%
2022	39	$59.49	$2,309	—%	—%	(31.81)%
2021	30	$87.24	$2,580	—%	—%	23.24%
2020 (4)	4	$70.79	$290	—%	—%	31.53%

MFS® Inflation–Adjusted Bond Portfolio – Service Class:
2024	13	$9.47	$126	3.09%	—%	(4.15)%
2023	7	$9.88	$72	2.53%	—%	2.49%
2022	6	$9.64	$61	4.34%	—%	(21.69)%
2021	5	$12.31	$63	0.80%	—%	1.32%
2020 (4)	4	$12.15	$43	0.21%	—%	13.23%

MFS® International Intrinsic Value Portfolio – Service Class:
2024	184	$22.36	$4,115	1.15%	—%	6.99%
2023	168	$20.9	$3,514	0.49%	—%	17.35%
2022	122	$17.81	$2,165	0.55%	—%	(23.76)%
2021	63	$23.36	$1,461	0.15%	—%	10.29%
2020 (4)	26	$21.18	$557	0.86%	—%	20.20%

MFS® Mid Cap Value Portfolio – Service Class:
2024	277	$22.01	$6,090	1.02%	—%	13.51%
2023	256	$19.39	$4,957	1.69%	—%	12.41%
2022	172	$17.25	$2,962	0.83%	—%	(9.02)%
2021	119	$18.96	$2,263	0.82%	—%	30.58%
2020	67	$14.52	$968	1.05%	—%	3.71%

MFS® New Discovery Series – Service Class:
2024	42	$58.05	$2,422	—%	—%	6.44%
2023	38	$54.54	$2,049	—%	—%	14.24%
2022	35	$47.74	$1,661	—%	—%	(29.99)%
2021	26	$68.19	$1,784	—%	—%	1.56%
2020	23	$67.14	$1,526	—%	—%	45.58%

MFS® New Discovery Value Portfolio – Service Class:
2024	99	$24.67	$2,431	1.09%	—%	9.16%
2023	89	$22.6	$2,003	0.97%	—%	11.22%
2022	66	$20.32	$1,349	0.45%	—%	(11.23)%
2021	37	$22.89	$847	0.63%	—%	33.86%
2020	30	$17.1	$505	0.98%	—%	3.76%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

MFS® Research International Portfolio – Service Class:
2024	74	$15.2	$1,125	1.43%	—%	2.84%
2023	68	$14.78	$1,008	0.83%	—%	12.82%
2022	54	$13.1	$709	1.77%	—%	(17.82)%
2021	29	$15.94	$468	0.71%	—%	11.24%
2020 (4)	19	$14.33	$275	2.23%	—%	12.75%

MFS® Total Return Series – Service Class:
2024	10	$27.8	$286	2.28%	—%	7.46%
2023	6	$25.87	$160	1.95%	—%	10.23%
2022	4	$23.47	$91	1.87%	—%	(9.83)%
2021	1	$26.03	$38	1.81%	—%	13.82%
2020 (4)	1	$22.87	$19	0.82%	—%	9.53%

MFS® Utilities Series – Service Class:
2024	169	$27.96	$4,721	2.12%	—%	11.35%
2023	172	$25.11	$4,313	3.47%	—%	(2.33)%
2022	170	$25.71	$4,383	2.17%	—%	0.47%
2021	153	$25.59	$3,924	1.58%	—%	13.83%
2020	131	$22.48	$2,948	2.29%	—%	5.64%

MFS® Value Series – Service Class:
2024	69	$57.66	$3,993	1.48%	—%	11.36%
2023	47	$51.78	$2,426	1.50%	—%	7.63%
2022	28	$48.11	$1,368	1.15%	—%	(6.15)%
2021	23	$51.26	$1,169	1.10%	—%	25.18%
2020 (4)	6	$40.95	$239	1.42%	—%	3.20%

MidCap Account – Class 1:
2024	94	$212.53	$19,949	0.25%	—%	20.27%
2023	85	$176.71	$14,958	—%	—%	26.08%
2022	62	$140.16	$8,649	0.19%	—%	(22.98)%
2021	54	$181.97	$9,890	0.14%	—%	25.53%
2020	49	$144.96	$7,096	0.75%	—%	16.24%

Neuberger Berman AMT Mid Cap Growth Portfolio – Class S Shares:
2024	4	$25.27	$109	—%	—%	23.81%
2023	4	$20.41	$74	—%	—%	17.91%
2022	2	$17.31	$35	—%	—%	(28.82)%
2021 (9)	1	$24.32	$18	—%	—%	12.75%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Neuberger Berman AMT Sustainable Equity Portfolio – Class I Shares:
2024	33	$21.05	$694	0.23%	—%	25.82%
2023	34	$16.73	$562	0.34%	—%	26.93%
2022	35	$13.18	$465	0.45%	—%	(18.44)%
2021	35	$16.16	$569	0.39%	—%	23.45%
2020	33	$13.09	$430	0.79%	—%	19.54%

PIMCO VIT All Asset Portfolio – Administrative Class:
2024	12	$17.14	$212	6.56%	—%	3.88%
2023	9	$16.5	$157	3.13%	—%	7.98%
2022	4	$15.28	$59	7.88%	—%	(11.83)%
2021 (9)	1	$17.33	$22	3.67%	—%	16.23%

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class:
2024	20	$8.63	$174	2.38%	—%	4.10%
2023	22	$8.29	$181	14.84%	—%	(7.79)%
2022	22	$8.99	$197	19.52%	—%	8.57%
2021	17	$8.28	$137	5.27%	—%	33.33%
2020 (4)	6	$6.21	$39	4.99%	—%	1.31%

PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class:
2024	7	$14.79	$109	6.38%	—%	7.56%
2023	6	$13.75	$83	5.62%	—%	11.16%
2022	5	$12.37	$58	4.81%	—%	(15.74)%
2021	2	$14.68	$34	4.55%	—%	(2.59)%
2020 (4)	1	$15.07	$13	4.41%	—%	6.73%

PIMCO VIT High Yield Portfolio – Administrative Class:
2024	264	$23.65	$6,245	5.73%	—%	6.92%
2023	204	$22.12	$4,510	5.53%	—%	12.23%
2022	150	$19.71	$2,965	5.09%	—%	(10.29)%
2021	91	$21.97	$1,998	4.30%	—%	3.63%
2020 (4)	18	$21.2	$384	4.44%	—%	5.74%

PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class:
2024	29	$10.32	$297	2.73%	—%	(6.10)%
2023	39	$10.99	$429	2.37%	—%	4.07%
2022	30	$10.56	$319	2.05%	—%	(28.94)%
2021	13	$14.86	$197	1.44%	—%	(4.74)%
2020 (4)	3	$15.6	$42	1.50%	—%	17.38%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

PIMCO VIT Low Duration Portfolio – Administrative Class:
2024	38	$11.25	$422	3.94%	—%	4.55%
2023	28	$10.76	$299	3.68%	—%	4.98%
2022	131	$10.25	$1,347	1.80%	—%	(5.79)%
2021	33	$10.88	$362	0.54%	—%	(0.91)%
2020 (4)	3	$10.98	$34	0.66%	—%	3.00%

PIMCO VIT Real Return Portfolio – Administrative Class:
2024	134	$15.04	$2,023	2.58%	—%	2.10%
2023	117	$14.73	$1,723	3.01%	—%	3.66%
2022	90	$14.21	$1,280	6.83%	—%	(11.90)%
2021	52	$16.13	$831	5.25%	—%	5.63%
2020 (4)	21	$15.27	$320	1.29%	—%	11.70%

PIMCO VIT Short-Term Portfolio – Administrative Class:
2024	263	$13.55	$3,569	4.92%	—%	6.03%
2023	233	$12.78	$2,977	4.43%	—%	5.97%
2022	123	$12.06	$1,481	1.66%	—%	(0.17)%
2021	95	$12.08	$1,143	0.98%	—%	(0.08)%
2020 (4)	48	$12.09	$586	0.62%	—%	2.28%

PIMCO VIT Total Return Portfolio – Administrative Class:
2024	91	$14.56	$1,319	3.96%	—%	2.54%
2023	63	$14.2	$898	3.58%	—%	5.97%
2022	74	$13.4	$987	2.64%	—%	(14.32)%
2021	43	$15.64	$666	1.80%	—%	(1.26)%
2020 (4)	20	$15.84	$321	1.71%	—%	8.72%

Principal Capital Appreciation Account – Class 1:
2024	213	$33.22	$7,085	0.77%	—%	25.83%
2023	188	$26.4	$4,974	0.84%	—%	25.18%
2022	160	$21.09	$3,381	0.79%	—%	(16.44)%
2021	150	$25.24	$3,786	0.89%	—%	27.86%
2020	123	$19.74	$2,434	1.35%	—%	18.70%

Principal LifeTime 2020 Account – Class 1:
2024	553	$32.8	$18,141	2.89%	—%	7.43%
2023	443	$30.53	$13,538	2.69%	—%	12.28%
2022	355	$27.19	$9,659	3.41%	—%	(14.39)%
2021	215	$31.76	$6,818	1.67%	—%	9.18%
2020	81	$29.09	$2,358	2.83%	—%	12.88%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Principal LifeTime 2030 Account – Class 1:
2024	1,735	$36.61	$63,554	2.26%	—%	9.02%
2023	1,455	$33.57	$48,845	1.82%	—%	15.08%
2022	1,006	$29.17	$29,343	3.07%	—%	(16.85)%
2021	621	$35.08	$21,797	1.46%	—%	12.79%
2020	354	$31.1	$10,994	2.14%	—%	14.88%

Principal LifeTime 2040 Account – Class 1:
2024	999	$42.06	$42,050	1.80%	—%	11.54%
2023	790	$37.71	$29,805	1.37%	—%	18.28%
2022	571	$31.88	$18,196	3.55%	—%	(18.11)%
2021	357	$38.93	$13,883	1.36%	—%	15.28%
2020	238	$33.76	$8,044	2.03%	—%	16.09%

Principal LifeTime 2050 Account – Class 1:
2024	501	$45.03	$22,555	1.51%	—%	13.28%
2023	345	$39.75	$13,699	1.21%	—%	20.37%
2022	240	$33.02	$7,939	3.74%	—%	(18.81)%
2021	154	$40.67	$6,263	1.16%	—%	17.03%
2020	106	$34.75	$3,697	1.88%	—%	16.65%

Principal LifeTime 2060 Account – Class 1:
2024	442	$26.51	$11,707	1.35%	—%	13.29%
2023	366	$23.4	$8,563	1.14%	—%	20.31%
2022	259	$19.45	$5,038	3.45%	—%	(18.79)%
2021	199	$23.95	$4,760	1.04%	—%	17.98%
2020	140	$20.3	$2,850	1.63%	—%	16.53%

Principal LifeTime Strategic Income Account – Class 1:
2024	290	$23.32	$6,768	2.69%	—%	6.73%
2023	245	$21.85	$5,356	1.40%	—%	10.75%
2022	76	$19.72	$1,502	3.54%	—%	(13.09)%
2021	53	$22.69	$1,200	2.30%	—%	4.51%
2020	22	$21.71	$477	2.46%	—%	10.32%

Putnam VT International Value Fund – Class IB:
2024	25	$15.6	$385	1.98%	—%	5.19%
2023	11	$14.83	$169	1.18%	—%	18.73%
2022	5	$12.49	$64	1.70%	—%	(6.86)%
2021 (8)	1	$13.41	$13	0.77%	—%	15.01%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Putnam VT Large Cap Growth Fund – Class IB:
2024	247	$41.98	$10,381	—%	—%	33.40%
2023	176	$31.47	$5,552	—%	—%	44.49%
2022	99	$21.78	$2,149	—%	—%	(30.50)%
2021	67	$31.34	$2,112	—%	—%	22.66%
2020	55	$25.55	$1,411	0.04%	—%	38.71%

Putnam VT Small Cap Growth Fund – Class IB:
2024 (14)	33	$10.96	$366	—%	—%	10.26%

Putnam VT Small Cap Value Fund – Class IB:
2024 (14)	5	$10.48	$53	—%	—%	5.86%

Real Estate Securities Account – Class 1:
2024	130	$117.47	$15,263	2.40%	—%	5.58%
2023	124	$111.26	$13,835	2.05%	—%	13.33%
2022	118	$98.17	$11,610	1.33%	—%	(25.41)%
2021	87	$131.62	$11,476	1.52%	—%	40.44%
2020	68	$93.72	$6,386	2.08%	—%	(3.41)%

Rydex VI Basic Materials Fund:
2024	13	$14.01	$187	0.99%	—%	(2.44)%
2023	14	$14.36	$206	—%	—%	8.95%
2022	9	$13.18	$118	0.62%	—%	(9.66)%
2021	6	$14.59	$94	0.68%	—%	23.02%
2020 (4)	2	$11.86	$25	—%	—%	19.68%

Rydex VI Utilities Fund:
2024	—	$15.85	$—	—%	—%	19.89%
2023	—	$13.22	$—	2.65%	—%	(7.16)%
2022	—	$14.24	$4	0.93%	—%	1.06%
2021	—	$14.09	$4	1.54%	—%	14.55%
2020 (4)	—	$12.3	$3	—%	—%	(5.17)%

SAM Balanced Portfolio – Class 1:
2024	1,175	$29.82	$35,031	2.04%	—%	12.61%
2023	1,098	$26.48	$29,062	2.43%	—%	15.99%
2022	1,050	$22.83	$23,962	2.40%	—%	(16.16)%
2021	1,165	$27.22	$31,717	1.60%	—%	13.74%
2020	1,002	$23.93	$23,975	2.23%	—%	11.25%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

SAM Conservative Balanced Portfolio – Class 1:
2024	402	$25.26	$10,151	2.59%	—%	8.97%
2023	465	$23.18	$10,790	3.12%	—%	11.98%
2022	368	$20.7	$7,625	2.47%	—%	(14.46)%
2021	307	$24.2	$7,437	1.87%	—%	9.70%
2020	277	$22.06	$6,118	2.43%	—%	9.59%

SAM Conservative Growth Portfolio – Class 1:
2024	1,454	$33.44	$48,638	1.52%	—%	15.23%
2023	1,408	$29.02	$40,869	1.80%	—%	19.37%
2022	1,342	$24.31	$32,623	2.14%	—%	(17.79)%
2021	1,258	$29.57	$37,189	1.22%	—%	17.71%
2020	1,231	$25.12	$30,911	1.91%	—%	12.95%

SAM Flexible Income Portfolio – Class 1:
2024	320	$22.76	$7,290	3.10%	—%	6.65%
2023	319	$21.34	$6,799	3.41%	—%	9.38%
2022	330	$19.51	$6,428	2.96%	—%	(13.10)%
2021	287	$22.45	$6,436	2.30%	—%	6.85%
2020	237	$21	$4,987	2.77%	—%	7.25%

SAM Strategic Growth Portfolio – Class 1:
2024	2,324	$36.07	$83,834	1.12%	—%	16.99%
2023	2,270	$30.83	$69,976	1.41%	—%	21.86%
2022	2,140	$25.3	$54,126	2.16%	—%	(18.81)%
2021	2,106	$31.14	$65,593	0.97%	—%	19.86%
2020	1,900	$25.98	$49,366	1.83%	—%	15.36%

Short-Term Income Account – Class 1:
2024	1,368	$15.37	$21,016	3.43%	—%	5.13%
2023	1,239	$14.62	$18,109	1.88%	—%	5.56%
2022	1,090	$13.85	$15,096	1.31%	—%	(3.42)%
2021	556	$14.34	$7,977	1.59%	—%	(0.69)%
2020	275	$14.44	$3,972	2.32%	—%	3.36%

SmallCap Account – Class 1:
2024	159	$55.3	$8,804	0.37%	—%	7.00%
2023	140	$51.68	$7,251	0.30%	—%	15.54%
2022	127	$44.73	$5,697	0.06%	—%	(20.64)%
2021	106	$56.36	$5,963	0.32%	—%	20.12%
2020	83	$46.92	$3,893	0.52%	—%	22.19%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

T. Rowe Price Health Sciences Portfolio – II:
2024	41	$19.37	$795	—%	—%	1.41%
2023	34	$19.1	$647	—%	—%	2.69%
2022	22	$18.6	$407	—%	—%	(12.72)%
2021	10	$21.31	$223	—%	—%	12.87%
2020 (4)	8	$18.88	$148	—%	—%	29.23%

TOPS® Managed Risk Balanced ETF Portfolio – Class 2:
2024	52	$16.91	$882	2.80%	—%	6.09%
2023	47	$15.94	$749	0.30%	—%	9.03%
2022	41	$14.62	$603	19.87%	—%	(11.87)%
2021	36	$16.59	$591	1.12%	—%	8.57%
2020	35	$15.28	$535	2.31%	—%	5.89%

TOPS® Managed Risk Growth ETF Portfolio – Class 2:
2024	153	$18.81	$2,875	2.39%	—%	7.73%
2023	147	$17.46	$2,570	0.49%	—%	11.14%
2022	139	$15.71	$2,188	7.96%	—%	(13.73)%
2021	146	$18.21	$2,656	1.11%	—%	12.55%
2020	147	$16.18	$2,374	2.27%	—%	5.20%

TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2:
2024	91	$18.53	$1,677	2.27%	—%	7.61%
2023	105	$17.22	$1,814	0.42%	—%	10.31%
2022	97	$15.61	$1,514	15.59%	—%	(13.33)%
2021	93	$18.01	$1,676	1.15%	—%	11.04%
2020	92	$16.22	$1,485	2.67%	—%	5.94%

VanEck VIP Trust Global Resources Fund – Class S Shares:
2024	131	$8.02	$1,052	2.22%	—%	(3.02)%
2023	218	$8.27	$1,806	2.61%	—%	(3.84)%
2022	165	$8.6	$1,422	1.59%	—%	8.04%
2021	178	$7.96	$1,416	0.33%	—%	18.63%
2020	148	$6.71	$994	0.68%	—%	18.97%

VanEck VIP Trust Global Resources Fund – Initial Class Shares:
2024	22	$9.63	$208	2.65%	—%	(2.83)%
2023	17	$9.91	$165	3.00%	—%	(3.60)%
2022	7	$10.28	$76	1.64%	—%	8.32%
2021	1	$9.49	$10	0.18%	—%	18.92%
2020 (4)	—	$7.98	$2	—%	—%	19.10%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

	December 31,			For the year ended December 31, except as noted
				Investment
	Units		Net assets	income	Expense
Division	(000's)	Unit fair value	(000's)	ratio (1)	ratio (2)	Total return (3)

Vanguard VIF Balanced Portfolio:
2024	110	$58.95	$6,472	1.90%	—%	14.80%
2023	69	$51.35	$3,545	1.60%	—%	14.31%
2022	33	$44.92	$1,503	1.27%	—%	(14.29)%
2021	9	$52.41	$453	1.40%	—%	19.01%
2020 (7)	2	$44.04	$84	—%	—%	11.02%

Vanguard VIF Conservative Allocation Portfolio:
2024	13	$10.7	$141	2.45%	—%	7.54%
2023 (12)	9	$9.95	$90	—%	—%	6.53%

Vanguard VIF Equity Income Portfolio:
2024	21	$13.23	$284	1.01%	—%	15.14%
2023 (12)	—	$11.49	$1	—%	—%	10.59%

Vanguard VIF Global Bond Index Portfolio:
2024	176	$9.51	$1,672	2.38%	—%	2.04%
2023	124	$9.32	$1,153	1.41%	—%	6.51%
2022	71	$8.75	$622	1.20%	—%	(13.11)%
2021 (8)	20	$10.07	$205	0.49%	—%	(1.85)%

Vanguard VIF International Portfolio:
2024	16	$8.71	$142	0.88%	—%	9.01%
2023 (11)	4	$7.99	$32	—%	—%	14.63%

Vanguard VIF Mid-Cap Index Portfolio:
2024	367	$76.98	$28,268	1.20%	—%	15.07%
2023	278	$66.9	$18,567	1.27%	—%	15.84%
2022	220	$57.75	$12,678	0.88%	—%	(18.82)%
2021	99	$71.14	$7,013	0.78%	—%	24.35%
2020 (4)	31	$57.21	$1,761	0.51%	—%	18.08%

Vanguard VIF Real Estate Index Portfolio:
2024	20	$10.51	$206	2.23%	—%	4.79%
2023 (11)	5	$10.03	$45	0.92%	—%	11.69%

Wanger International:
2024	112	$12.29	$1,371	1.39%	—%	(8.28)%
2023	107	$13.4	$1,438	0.36%	—%	16.93%
2022	96	$11.46	$1,095	0.93%	—%	(33.83)%
2021	73	$17.32	$1,269	0.54%	—%	18.87%
2020	62	$14.57	$899	1.94%	—%	14.36%

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the divisions, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the years indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the year indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations January 1, 2020.
(5)	Commenced operations June 5, 2020. Fund did not have net assets until 2022.
(6)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(7)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(8)	Fund was made available to policyholders on June 8, 2020. Fund did not have net assets until 2021.
(9)	Fund was made available to policyholders on January 1, 2020. Fund did not have net assets until 2021.
(10)	Fund was made available to policyholders on June 6, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(11)	Fund was made available to policyholders on June 6, 2022. Fund did not have net assets until 2023.
(12)	Fund was made available to policyholders on June 5, 2023. Investment income ratios have been annualized for the year ended December 31, 2023.
(13)	Fund was made available to policyholders on April 26, 2024. Investment income ratios have been annualized for the year ended December 31, 2024.
(14)	Fund was made available to policyholders on June 3, 2024. Investment income ratios have been annualized for the year ended December 31, 2024.
(15)	Represented the operations of Calvert VP S&P 500 Index Portfolio until June 1, 2024.
(16)	Represented the operations of Calvert VP EAFE International Index Portfolio - Class F until June 1, 2024.
(17)	Represented the operations of Calvert VP Russell 2000 Small Cap Index Portfolio - Class F until June 1, 2024.
(18)	Represented the operations of Calvert VP S&P MidCap 400 Index Portfolio - Class F until June 1, 2024.
(19)	Represented the operations of Calvert VP Investment Grade Bond Index Portfolio until June 1, 2024.
(20)	Represented the operations of Delaware VIP Small Cap Value Series - Service Class until June 1, 2024.

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

Principal National Life Insurance Co
Variable Life Separate Account

Notes to Financial Statements

December 31, 2024

7. Subsequent Events

The Separate Account performed an evaluation of subsequent events through March 28, 2025, and determined no items required recognition or disclosure.

Principal National Life Insurance Company
Statutory-Basis Statements of Financial Position

	December 31,
	2024	2023
Admitted assets
Bonds	$66,472,209	$70,133,517
Cash, cash equivalents and short-term investments	11,082,831	1,287,843
Accrued investment income	586,088	634,947
Amounts receivable on reinsurance	9,765,259	8,704,186
Net deferred tax asset	10,186,397	10,567,400
Separate Account assets	1,384,647,616	991,208,063
Receivables from parent, subsidiaries and affiliates	17,089	90,235
Receivables for securities	45,600	80,681
Other assets	1,923,504	1,342,572
Total admitted assets	$1,484,726,593	$1,084,049,444

Liabilities
Insurance reserves	$16,833	$17,608
Asset valuation reserve	631,101	656,569
Interest maintenance reserve	109,466	565,422
Payables to parent, subsidiaries and affiliates	11,162,310	6,551,361
Federal income tax payable	2,482,170	1,264,277
Separate Account liabilities	1,384,647,616	991,208,063
Other liabilities	7,581,386	2,769,412
Total liabilities	1,406,630,882	1,003,032,712

Capital and surplus
Common capital stock, par value $1 per share – 5,000,000 shares authorized, 2,500,000 shares issued and outstanding (wholly
owned indirectly by Principal Financial Group, Inc.)	2,500,000	2,500,000
Preferred stock, par value $1 per share – 1,000,000 shares
authorized, none issued and outstanding	—	—
Paid-in and contributed surplus	128,475,343	125,633,523
Unassigned deficit	(52,879,632)	(47,116,791)
Total capital and surplus	78,095,711	81,016,732
Total liabilities and capital and surplus	$1,484,726,593	$1,084,049,444

See accompanying notes.
1

Principal National Life Insurance Company
Statutory-Basis Statements of Operations and Capital and Surplus

	For the year ended December 31,
	2024	2023	2022
Income
Premiums and annuity and other considerations	$7,690	$8,564	$8,730
Net investment income	1,408,567	1,399,907	2,391,782
Commissions and expense allowances on reinsurance ceded	272,299,612	256,447,511	246,379,727
Other income	278,378,446	262,053,879	213,236,811
Total income	552,094,315	519,909,861	462,017,050

Benefits and expenses
Changes to policyholder reserves	(775)	(601)	452
Net transfers to Separate Accounts	275,888,822	260,191,294	211,850,336
Insurance expenses and taxes	274,337,664	258,478,274	247,726,658
Total benefits and expenses	550,225,711	518,668,967	459,577,446

Gain from operations before federal income taxes and net
realized capital gains (losses)	1,868,604	1,240,894	2,439,604
Federal income taxes (excluding tax on net realized capital
gains (losses))	6,881,695	5,372,827	6,985,222
Net loss from operations before net realized capital gains
(losses)	(5,013,091)	(4,131,933)	(4,545,618)
Net realized capital gains (losses) net of related taxes	(120,613)	16,429	29,251
Net loss	$(5,133,704)	$(4,115,504)	$(4,516,367)

Capital and surplus
Common capital stock at beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Paid-in and contributed surplus at beginning of year	$125,633,523	$122,936,714	$300,529,614
Capital distributions to parent	—	—	(179,844,312)
Other adjustments	2,841,820	2,696,809	2,251,412
Paid-in and contributed surplus at end of year	$128,475,343	$125,633,523	$122,936,714

Unassigned deficit at beginning of year	$(47,116,791)	$(42,530,766)	$(33,527,355)
Net loss	(5,133,704)	(4,115,504)	(4,516,367)
Change in non-admitted assets and related items	(7,667,056)	(6,182,924)	(12,209,516)
Change in net deferred taxes	7,296,105	5,946,235	7,282,204
Change in asset valuation reserve	25,468	14,003	679,606
Other adjustments	(283,654)	(247,835)	(239,338)
Unassigned deficit at end of year	$(52,879,632)	$(47,116,791)	$(42,530,766)
Total capital and surplus	$78,095,711	$81,016,732	$82,905,948

See accompanying notes.
2

Principal National Life Insurance Company
Statutory-Basis Statements of Cash Flows

	For the year ended December 31,
	2024	2023	2022
Operating activities
Premiums and annuity and other considerations received	$36,273,334	$30,495,017	$25,807,866
Net investment income received	2,947,114	2,900,481	4,385,481
Reinsured benefit payments other than dividends	241,693,624	231,189,367	187,151,444
Insurance expenses and taxes received (paid)	(1,160,663)	6,403,084	(5,102,232)
Federal income taxes paid	(5,722,063)	(8,114,364)	(5,746,060)
Net transfers for Separate Accounts operations	(274,464,871)	(261,679,209)	(211,999,134)
Net cash provided by (used in) operating activities	(433,525)	1,194,376	(5,502,635)

Investing activities
Bonds sold and matured	3,002,552	266,237	15,770,153
Other investing activities	35,081	1,965	5,805
Net cash provided by investing activities	3,037,633	268,202	15,775,958

Financing and miscellaneous activities
Capital distributions to parent	—	—	(29,000,000)
Other cash provided (applied)	7,190,880	(1,079,105)	(3,119,130)
Net cash provided by (used in) financing and miscellaneous
activities	7,190,880	(1,079,105)	(32,119,130)

Net increase (decrease) in cash, cash equivalents and
short-term investments	9,794,988	383,473	(21,845,807)
Cash, cash equivalents and short-term investments at
beginning of year	1,287,843	904,370	22,750,177
Cash, cash equivalents and short-term investments at
end of year	$11,082,831	$1,287,843	$904,370

Supplemental disclosures of cash flow information for non-cash transactions:
Decrease in bonds due to distribution to parent	$—	$—	$147,640,749
Decrease in other invested assets due to distribution to
parent	—	—	1,881,185
Decrease in investment income due and accrued due to
distribution to parent	—	—	1,322,378

See accompanying notes.
3

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2024

1. Nature of Operations and Significant Accounting Policies

Description of Business

    Principal National Life Insurance Company is a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”), our ultimate parent. We are a life insurance company licensed in 49 states selling traditional term, universal life, variable universal life and indexed universal life insurance products.

Basis of Presentation

Our financial statements have been prepared in conformity with accounting practices and procedures of the National Association of Insurance Commissioners (“NAIC”) as prescribed or permitted by the State of Iowa.

The Insurance Division of the Department of Insurance & Financial Services of the State of Iowa (“Iowa Insurance Division”) recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC’s Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner of Insurance (the “Commissioner”) has the right to permit other specific practices that deviate from the prescribed practices.

The more significant differences between statutory accounting practices and U.S. generally accepted accounting principles (“U.S. GAAP”), are as follows:

Investments in bonds are reported at amortized cost or fair value based on their designation from the NAIC for statutory purposes. For U.S. GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in net income for those designated as trading and as a separate component of equity for those designated as available-for-sale.

The costs of acquiring and renewing certain business are charged to net income as incurred for statutory purposes rather than deferred and amortized on a constant level basis over the expected life of the related contracts for U.S. GAAP purposes.

Policy reserves on traditional term life insurance products for statutory purposes are based on prescribed mortality, morbidity, and interest rates. Additionally, policies issued on or after January 1, 2020, use VM-20: Requirements for Principle-Based Reserves for Life Products (“VM-20”) for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic reserve uses prudent estimate assumptions and interest scenario. These may differ from reserves based on the present value of expected future policy benefit payments less the present value of expected net premiums computed for issue year cohorts using assumptions for mortality, interest, morbidity and lapse used for U.S. GAAP purposes.

Policy reserves on interest sensitive universal life, variable universal life and indexed universal life insurance products for statutory purposes are based on prescribed mortality, morbidity, lapse (for some universal life secondary guarantee reserves) and interest rates. Additionally, policies issued on or after January 1, 2020, use VM-20 principle-based reserves for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic and stochastic reserves use prudent estimate assumptions and interest/equity scenarios. This differs from the full account values under U.S. GAAP.

Reinsurance amounts are netted against the corresponding policyholder receivable or payable balances for statutory purposes rather than shown as gross amounts on the statements of financial position under U.S. GAAP.
4

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
    For statutory purposes, the deferred tax asset (“DTA”), net of any valuation allowance established for the DTA not yet realizable, is limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service (“IRS”) tax loss carryback provisions, not to exceed three years, plus (2) the lesser of the remaining gross DTA expected to be realized within three years of the date of the statement of financial position or 15% of capital and surplus excluding any net DTA, electronic data processing equipment and operating software and any net positive goodwill, plus (3) the amount of remaining gross DTA that can be offset against the existing gross deferred tax liability (“DTL”). The remaining DTA is non-admitted. Under U.S. GAAP, a DTA is recorded for the amount of gross DTA expected to be realized in future years, and a valuation allowance is established for the DTA not realizable. All changes in the gross DTA and DTL are recorded directly to unassigned surplus for statutory purposes. Certain changes to the DTA and DTL, including changes in tax rates, are reported directly to net income under U.S. GAAP.
    Under a formula determined by the NAIC, we defer in the Interest Maintenance Reserve (“IMR”) the portion of realized gains and losses on sales (net of federal income tax) of fixed maturities investments, principally bonds, attributable to changes in the general level of interest rates and amortize those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in net income net of federal income taxes and transfers to the IMR for statutory purposes rather than reported in net income in the period the gain or loss occurs under U.S. GAAP.
    Declines in the value of investments due to noninterest related risk are provided for through the establishment of an Asset Valuation Reserve (“AVR”), which is carried as a liability. The reserve is determined by an NAIC prescribed formula with changes charged directly to unassigned surplus. The reserve is not recognized for U.S. GAAP.
    Certain assets designated as “non-admitted assets” have been charged directly to unassigned surplus for statutory purposes rather than being reported as assets, as applicable, under U.S. GAAP.
    For statutory purposes, revenues for universal life, variable universal life and indexed universal life-type policies with mortality or morbidity risk consist of premiums received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under U.S. GAAP, revenues consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Amounts received as payments for such contracts are not reported as premium revenue under U.S. GAAP.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets, policy and contract liabilities and income taxes.

Cash, Cash Equivalents and Short-Term Investments

In connection with the preparation of our statutory-basis statements of cash flows, we consider all highly liquid investments with a maturity of one year or less when purchased to be short-term investments, and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash includes cash on hand.

Investments

Investments in bonds are reported at amortized cost computed using the constant yield method, or fair value based on their NAIC designation and adjusted for other-than-temporary declines in fair value. Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office. For the loan-backed and structured securities included in the bond portfolio,
5

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
we recognize income using a constant effective yield based on security specific facts that may include expectations of delinquency and default rates, loss severity, prepayment speeds as determined by external or internal estimates and the expected maturity of the securities. Significant changes in estimated cash flows from the original purchase assumptions are primarily accounted for using the retrospective method for those loan-backed and structured securities that are of high credit quality and using the prospective method for those loan-backed and structured securities that are not of high credit quality. See Note 9, Fair Value Measurements, for policies related to the determination of fair value.

Net realized capital gains and losses on the sale of investments are determined using the specific identification basis.

Other invested assets are valued as prescribed by the State of Iowa Insurance laws.

The AVR provides a reserve for noninterest related gains and losses (net of federal income taxes) from investments in bonds with related increases or decreases being recorded directly to unassigned surplus. As of December 31, 2024 and 2023, the AVR was $631,101 and $656,569, respectively.

The IMR primarily defers certain interest-related gains and losses (net of federal income taxes) on fixed income investments, which are amortized into net income over the estimated remaining lives of the investments sold. When in a net deferred interest related loss position, the IMR is reported as an asset. When in a net deferred interest related gain position, the IMR is reported as a liability. As of December 31, 2024 and 2023, the IMR liability was $109,466 and $565,422, respectively.

Other Admitted Assets

Other admitted assets are valued as prescribed by the State of Iowa Insurance Laws.

Reserves for Insurance

The reserves for life policies, developed by actuarial methods, are established and maintained on the basis of mortality and morbidity tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law or guaranteed policy cash values.

Reserves on substandard policies are calculated based on multiples of valuation mortality tables for substandard table ratings and adjustments to valuation mortality for flat extra substandard ratings, with various interest rates.

As of December 31, 2024 and 2023, we had $3,090,765,364 and $3,915,783,402, respectively, of direct insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of Iowa.

Deduction of deferred fractional premiums is waived upon death and portions of premium beyond the date of death are refunded. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released and tabular cost have been determined either by formula or the basic data for the calculation of policy reserves, depending on type of coverage.

Recognition of Premium Revenues and Costs

Life insurance premiums are recognized as revenues over the premium-paying period. Commissions and other costs applicable to the acquisition of new and renewal business are charged to net income as incurred.

Reinsurance

    We reinsure certain of our risks with an affiliate, Principal Life Insurance Company (“Principal Life”). See Note 2, Related Party Transactions, for additional details. Reinsurance premiums, expenses and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the
6

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
reinsurance contracts. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed.

Separate Account

The Separate Account assets and liabilities presented in the financial statements represent the fair market value of funds that are separately administered by us for contracts with equity investments. The contract owner, rather than us, bears the investment risk of these funds. The Separate Account assets are legally insulated and are not subject to claims that arise out of any of our other business. An equivalent amount is reported as Separate Account liabilities, which represents the obligation to return monies to the contract owner. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services.

Separate Account assets and liabilities are disclosed in the aggregate in the statements of financial position. The statements of operations include the net effect of the premiums, increases in reserves, benefits and other items arising from operations of the Separate Accounts.

Income Taxes

    We are included in a consolidated federal income tax return filed by PFG. Members of the affiliated group joining the consolidated federal income tax return filed by PFG include the following:

Business Owner Ecosystem, Inc.	Principal Innovations, Inc.
Delaware Charter Guarantee & Trust Company	Principal Life Insurance Company
Diversified Dental Services, Inc.	Principal National Life Insurance Company
Employers Dental Services, Inc.	Principal Real Estate Portfolio, Inc.
Equity FC, Ltd.	Principal Reinsurance Company of Delaware
First Dental Health	Principal Reinsurance Company of Delaware II
Preferred Product Network, Inc.	Principal Reinsurance Company of Vermont
Principal Bank	Principal Reinsurance Company of Vermont II
Principal Dental Services, Inc.	Principal Securities, Inc.
Principal Financial Services, Inc.	Principal Shareholder Services, Inc.
Principal Funds Distributor, Inc.	Spectrum Asset Management, Inc.
Principal Global Investors Trust Company

The method of allocating income taxes and benefits between PFG and certain of its subsidiaries is subject to a written agreement, approved by the President of PFG. This agreement provides for a method of allocation among parties to the agreement based on a pro rata contribution of taxable income or operating losses. The tax sharing agreement was reviewed and approved by the Iowa Insurance Division pursuant to the Iowa Insurance Holding Company Act. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred taxes are provided for the tax effect of temporary differences between the financial reporting and income tax bases of assets and liabilities and net operating and capital losses using enacted income tax rates and laws. All changes in the gross DTA and DTL are recorded in unassigned surplus. The effect of a change in tax rates on the DTA and DTL is recognized in surplus in the period in which the change is enacted.

7

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
2. Related Party Transactions
Reinsurance
    We have a reinsurance transaction with Principal Life, an affiliate, and cede 100% of our life insurance business to Principal Life. We also provide reinsurance services for Principal Life. Significant effects of affiliated reinsurance were as follows:

	For the year ended December 31,
Statements of Operations and Capital and Surplus line	2024	2023	2022
Premiums and annuity and other considerations:
Reinsurance assumed	$7,690	$8,564	$8,730
Reinsurance ceded	$1,312,035,132	$1,243,595,720	$1,182,808,711

Benefit payments other than dividends:
Reinsurance ceded	$461,605,228	$386,598,457	$396,240,337

Commissions and expense allowance:
Reinsurance ceded	$272,299,612	$256,447,511	$246,379,727

	December 31,
Statements of Financial Position line	2024	2023
Insurance reserves:
Reinsurance assumed	$16,833	$17,608
Reinsurance ceded	$10,957,173,904	$10,193,250,597

Amounts receivable under reinsurance contract:
Reinsurance ceded	$9,765,259	$8,704,186

Expense Agreements
    We have entered into various related party transactions with PFG and other affiliates. During the years ended December 31, 2024, 2023 and 2022, we received $19,719,213, $27,280,895 and $3,675,059, respectively, of expense reimbursements from affiliated entities. We have a management services agreement with Principal Global Investors, LLC and management fees paid were $72,422, $73,487 and $125,714 during 2024, 2023 and 2022, respectively.
Cash Advance Agreement
    We are a party to a cash advance agreement with PFS, which allows us to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $20,000,000, with such advanced amounts earning interest at the secured overnight financing rate plus ten basis points (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $20,000,000, with such advance amounts paying interest at the Internal Crediting Rate to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a payable of $3,796,020 and a receivable of $7,822 as of December 31, 2024 and 2023, respectively. During 2024 and 2023, we earned interest income of $288,038 and $277,035, respectively, related to the cash advance agreement. During 2022, we incurred interest expense of $42,992 related to the cash advance agreement.

Employee Benefit Plans

PFG provides defined benefit pension plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $4,379,130, $3,611,783 and $5,207,367 in 2024, 2023 and 2022, respectively.

8

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
PFG provides qualified and non-qualified defined contribution and non-qualified deferred compensation plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $4,566,852, $4,068,348 and $3,867,668 in 2024, 2023 and 2022, respectively.

Investment Sales and Purchases

During 2024 and 2023, we did not purchase or sell any long-term bonds with Principal Life. During 2022, we sold long-term bonds totaling $11,928,396 plus accrued interest of $126,324 to Principal Life.

3. Investments
Investments in bonds are generally held for investment purposes to maturity and, therefore, are carried in the financial statements at amortized cost adjusted for other-than-temporary declines in the fair value of the investment.
Bonds
See Note 9, Fair Value Measurements, for policies related to the determination of fair value. The carrying value and fair value of investments in bonds were as follows:

	December 31, 2024
		Gross	Gross
	Book/adjusted	unrealized	unrealized
	carrying value	gains	losses	Fair value
Bonds:
U.S. governments	$5,195,339	$—	$(1,454,323)	$3,741,016
U.S. special revenue	15,179,558	—	(3,787,360)	11,392,198
Industrial and miscellaneous	45,097,312	7,616	(9,216,708)	35,888,220
Hybrid securities	1,000,000	—	(14,847)	985,153
Total bonds	$66,472,209	$7,616	$(14,473,238)	$52,006,587

	December 31, 2023
		Gross	Gross
	Book/adjusted	unrealized	unrealized
	carrying value	gains	losses	Fair value
Bonds:
U.S. governments	$5,203,940	$—	$(1,144,956)	$4,058,984
U.S. special revenue	17,351,257	—	(3,449,506)	13,901,751
Industrial and miscellaneous	46,578,320	—	(8,813,404)	37,764,916
Hybrid securities	1,000,000	—	(168,433)	831,567
Total bonds	$70,133,517	$—	$(13,576,299)	$56,557,218

    The carrying value and fair value of bonds as of December 31, 2024, by contractual maturity were as follows:

	Carrying value	Fair value
Due in one year or less	$—	$—
Due after one year through five years	3,306,994	3,173,505
Due after five years through ten years	5,955,134	5,067,161
Due after ten years	48,647,816	36,017,105
	57,909,944	44,257,771
Mortgage-backed and other asset-backed securities	8,562,265	7,748,816
Total	$66,472,209	$52,006,587

9

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
    Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.
    We invest in privately placed bonds to enhance the overall value of the portfolio, increase diversification and obtain higher yields than are possible with comparable quality public market bonds. Generally, private placements provide broader access to management information, strengthened negotiated protective covenants, call protection features and, where applicable, a higher level of collateral. They are, however, generally less liquid because of restrictions imposed by federal and state securities laws.
Net Investment Income
    Major components of net investment income were as follows:

	For the year ended December 31,
	2024	2023	2022
Bonds	$2,587,243	$2,646,876	$4,090,468
Cash, cash equivalents and short-term investments	38,397	23,668	9,883
Other invested assets	—	—	13,311
Other	296,131	270,128	(42,868)
Gross investment income	2,921,771	2,940,672	4,070,794
Less: investment expenses	1,513,204	1,540,765	1,679,012
Net investment income	$1,408,567	$1,399,907	$2,391,782

The gross and admitted amount for interest income due and accrued was $586,088 as of December 31, 2024. As of December 31, 2024, no amount was non-admitted.

During 2024, we did not have any aggregate deferred interest or cumulative amounts of paid-in-kind interest included in the current principal balance.

Prepayment Penalties and Acceleration Fees

We did not have any prepayment penalties or acceleration fees during 2024, 2023 and 2022.

Realized and Unrealized Capital Gains and Losses
    Realized capital gains (losses) on investments, net of IMR, are reflected in net income. Unrealized capital gains (losses) are reflected directly in unassigned surplus when required. During 2024, 2023 and 2022, we did not record any unrealized capital gains (losses) in surplus. The major components of net realized capital gains (losses) on investments reflected in net income were as follows:

	For the year ended December 31,
	2024	2023	2022

Bonds	$(296,914)	$—	$630,552
Other invested assets	—	—	(121,431)
Net capital gains	(296,914)	—	509,121
Related federal income tax expense	(58,261)	16,429	(77,855)
Transferred to IMR	234,562	—	(402,015)
Net realized capital gains net of related taxes	$(120,613)	$16,429	$29,251

    Proceeds from sales of investments (excluding call and maturity proceeds) in bonds were $702,910, $0 and $10,047,211 in 2024, 2023 and 2022, respectively. Gross gains of $0, $0 and $0 and gross losses of $296,915, $0 and $1,387,077 in 2024, 2023 and 2022, respectively, were realized on those sales.

10

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
We recognize impairment losses for bonds and other assets when declines in value are other-than-temporary. Recoveries on previously impaired assets are primarily recognized at the time of sale. During 2024, 2023 and 2022, we did not record any realized capital losses related to other-than-temporary impairments (“OTTI”). We consider relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below amortized cost, (2) the reasons for the decline in value, (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) our ability and intent to hold the security to maturity or until it recovers in value.
For loan-backed and structured securities, we bifurcate our realized gains and losses between credit related and interest related realized losses. We estimate the amount of the credit loss component of a loan-backed or structured security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate to accrete the security. The cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. We did not recognize any OTTI on the basis of intent to sell loan-backed and structured securities during 2024, 2023 and 2022. We did not recognize any OTTI on the basis of inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of loan-backed and structured securities during 2024, 2023 and 2022. We had no recorded investments in restructured bonds for which an impairment has been recognized as of December 31, 2024 and 2023.
We accrue interest income on impaired bonds to the extent it is deemed collectible and the bond continues to perform under its original or restructured contractual terms. Interest income on non-performing bonds is generally recognized on a cash basis. Interest income on bonds in default that is over 90 days past due and has been deemed collectible is non-admitted. As of December 31, 2024 and 2023, we had no interest overdue beyond 90 days on bonds.
Gross Unrealized Losses on Bonds
For bonds with unrealized losses, including other-than-temporary impairment losses reported in unassigned surplus, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, were as follows:

	December 31, 2024
			Greater than or equal
	Less than twelve months		to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Bonds:
U.S. governments	$—	$—	$3,741,016	$1,454,323	$3,741,016	$1,454,323
U.S. special revenue	—	—	11,392,198	3,787,360	11,392,198	3,787,360
Industrial and miscellaneous	807,896	187,402	32,073,512	9,029,306	32,881,408	9,216,708
Hybrid securities	—	—	985,153	14,847	985,153	14,847
Total fair value and gross unrealized
losses reported in the notes to the
financial statements	$807,896	$187,402	$48,191,879	$14,285,836	$48,999,775	$14,473,238

    Of the bonds within our portfolio in a gross unrealized loss position, 92% were investment grade (designated NAIC 1 or 2) with an average price of 77 (fair value/amortized cost) as of December 31, 2024. As of December 31, 2024, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio increased during the year ended December 31, 2024, primarily due to an increase in interest rates, which was partially offset by a tightening of credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 1 bond reflecting an average price of 81 as of December 31, 2024. Of those bonds, 100% were investment grade (designated NAIC 1 or 2) as of December 31, 2024, with associated unrealized losses of $187,402.
11

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 53 bonds reflecting an average price of 77 and an average designation equivalent to an NAIC designation of 2 as of December 31, 2024.
As of December 31, 2024, investments in structured and loan-backed securities that had unrealized losses which had not been recognized in earnings had a fair value of $6,723,148. Securities in an unrealized loss position for less than twelve months had a fair value of $0 and unrealized losses of $0. Securities in an unrealized loss position for greater than twelve months had a fair value of $6,723,148 and unrealized losses of $1,316,986. These securities were primarily categorized as industrial and miscellaneous.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2024.

	December 31, 2023
			Greater than or equal
	Less than twelve months		to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Bonds:
U.S. governments	$—	$—	$4,058,984	$1,144,956	$4,058,984	$1,144,956
U.S. special revenue	—	—	13,901,751	3,449,506	13,901,751	3,449,506
Industrial and miscellaneous	861,059	134,045	36,903,857	8,679,359	37,764,916	8,813,404
Hybrid securities	—	—	831,567	168,433	831,567	168,433
Total fair value and gross unrealized
losses reported in the notes to the
financial statements	$861,059	$134,045	$55,696,159	$13,442,254	$56,557,218	$13,576,299

Of the bonds within our portfolio in a gross unrealized loss position, 93% were investment grade (designated NAIC 1 or 2) with an average price of 81 (fair value/amortized cost) as of December 31, 2023. As of December 31, 2023, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio decreased during the year ended December 31, 2023, primarily due to tightening of credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 1 bonds reflecting an average price of 87 as of December 31, 2023. Of those bonds, 100% were investment grade (designated NAIC 1 or 2) as of December 31, 2023, with associated unrealized losses of $134,045.
For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 60 bonds reflecting an average price of 81 and an average designation equivalent to an NAIC designation of 2 as of December 31, 2023.
As of December 31, 2023, investments in structured and loan-backed securities that had unrealized losses which had not been recognized in earnings had a fair value of $9,869,914. Securities in an unrealized loss position for less than twelve months had a fair value of $0 and unrealized losses of $0. Securities in an unrealized loss position for greater than twelve months had a fair value of $9,869,914 and unrealized losses of $1,496,984. These securities were primarily categorized as industrial and miscellaneous.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2023.

Restricted Assets
    As of December 31, 2024 and 2023, we had admitted assets on deposit with states in the General Account of $4,977,135 and $2,851,759, respectively.
12

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
4. Life Reserves

The account value, cash value and reserve for life insurance were as follows:

	December 31, 2024
	General Account
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$540,783,424	$405,664,205	$434,742,351
Universal life with secondary guarantees	1,714,068,234	1,257,453,504	5,432,840,418
Indexed universal life	595,584,789	463,093,151	485,267,983
Variable universal life	40,190,458	40,419,669	59,212,881
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	4,444,161,561
Disability - active lives	XXX	XXX	7,280,134
Disability - disabled lives	XXX	XXX	1,376,150
Miscellaneous reserves	XXX	XXX	92,309,259
Total account value, cash value and reserve before reinsurance ceded	2,890,626,905	2,166,630,529	10,957,190,737
Reinsurance ceded	2,890,626,905	2,166,630,529	10,957,173,904
Net account value, cash value and reserve	$—	$—	$16,833

	December 31, 2024
	Separate Account - nonguaranteed
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$1,383,040,733	$1,390,928,376	$1,568,270,002

	December 31, 2023
	General Account
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$501,342,742	$370,826,541	$401,757,836
Universal life with secondary guarantees	1,749,744,287	1,247,329,830	5,076,659,849
Indexed universal life	511,191,253	384,326,013	410,890,373
Variable universal life	25,121,006	24,850,423	41,683,391
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	4,165,455,057
Disability - active lives	XXX	XXX	6,794,945
Disability - disabled lives	XXX	XXX	1,360,810
Miscellaneous reserves	XXX	XXX	88,665,944
Total account value, cash value and reserve before reinsurance ceded	2,787,399,288	2,027,332,807	10,193,268,205
Reinsurance ceded	2,787,399,288	2,027,332,807	10,193,250,597
Net account value, cash value and reserve	$—	$—	$17,608

	December 31, 2023
	Separate Account - nonguaranteed
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$988,111,328	$977,468,199	$1,094,398,138

13

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
A reconciliation of our life reserves of the Life and Accident and Health Annual Statement and the Separate
Account Annual Statement was as follows:

	December 31, 2024	December 31, 2023
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$16,833	$17,608

Separate Accounts Annual Statement:
Exhibit 3, Life insurance totals	1,568,270,002	1,094,398,138
Combined total	$1,568,286,835	$1,094,415,746

5. Separate Account
    We utilize Separate Accounts to record and account for assets and liabilities for particular lines of business. As of December 31, 2024 and 2023, we reported assets and liabilities from variable universal life products in Separate Accounts.
    Separate Account assets are accounted for at fair value in accordance with Statement of Statutory Accounting Principles No. 56, Separate Accounts.
    In accordance with the products/transactions recorded within the Separate Accounts, all assets are considered legally insulated from the General Account. As of December 31, 2024 and 2023, our Separate Accounts included legally insulated assets of $1,384,647,616 and $991,208,063, respectively.
    As of December 31, 2024 and 2023, the General Account had maximum guarantees for the Separate Account liabilities of $3,342,656 and $3,053,737, respectively. The General Account was not compensated for the risk taken during 2024, 2023 or 2022. The General Account did not pay toward Separate Account guarantees during 2024, 2023 or 2022.

14

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
Information regarding our Separate Accounts as of and for the years ended December 31, 2024 and 2023, was as follows:

	December 31, 2024
		Separate Accounts
		with guarantees
		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	greater	Separate
	Indexed	equal to 4%	than 4%	Accounts	Total
Premiums, considerations or
deposits	$—	$—	$—	$344,783,095	$344,783,095

Reserves for Separate Accounts with
assets at:
Fair value	$—	$—	$—	$1,568,270,002	$1,568,270,002
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$1,568,270,002	$1,568,270,002

Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—	—	—
At fair value	—	—	—	1,568,270,002	1,568,270,002
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—	—	—
Subtotal	—	—	—	1,568,270,002	1,568,270,002
Not subject to discretionary
withdrawal	—	—	—	—	—
Total Separate Account reserves	$—	$—	$—	$1,568,270,002	$1,568,270,002

15

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024

	December 31, 2023
		Separate Accounts
		with guarantees
		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	greater	Separate
	Indexed	equal to 4%	than 4%	Accounts	Total
Premiums, considerations or
deposits	$—	$—	$—	$299,227,671	$299,227,671

Reserves for Separate Accounts with
assets at:
Fair value	$—	$—	$—	$1,094,398,138	$1,094,398,138
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$1,094,398,138	$1,094,398,138

Reserves for Separate Accounts
by withdrawal characteristics:
Subject to discretionary
withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge
of 5% or more	—	—	—	—	—
At fair value	—	—	—	1,094,398,138	1,094,398,138
At book value without market
value adjustment and with
current surrender charge
less than 5%	—	—	—	—	—
Subtotal	—	—	—	1,094,398,138	1,094,398,138
Not subject to discretionary
withdrawal	—	—	—	—	—
Total Separate Account reserves	$—	$—	$—	$1,094,398,138	$1,094,398,138

    A reconciliation of the amounts transferred to and from the Separate Accounts is presented below:

	For the year ended December 31,
	2024	2023	2022
Transfers as reported in the summary of operations of the
Separate Accounts Annual Statement:
Transfers to Separate Accounts	$344,784,712	$299,164,140	$238,351,920
Transfers from Separate Accounts	10,119,225	24,493,101	34,957,304
Net transfers to Separate Accounts	354,903,937	323,657,241	273,309,224

Reconciling adjustments:
Transfers for cost of insurance and other reconciling items	(79,015,115)	(63,465,947)	(61,458,888)
Net transfers to Separate Accounts as reported in the statements
of operations and capital and surplus	$275,888,822	$260,191,294	$211,850,336

16

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
6. Federal Income Taxes
Net Deferred Income Taxes
    The components of the net DTA and DTL were as follows:

	December 31, 2024
	Ordinary	Capital	Total
Gross DTA	$69,279,836	$—	$69,279,836
Statutory valuation allowance adjustments	—	—	—
Adjusted gross DTA	69,279,836	—	69,279,836
DTA non-admitted	58,663,070	—	58,663,070
Subtotal net admitted DTA	10,616,766	—	10,616,766
DTL	430,369	—	430,369
Net admitted DTA	$10,186,397	$—	$10,186,397

	December 31, 2023
	Ordinary	Capital	Total
Gross DTA	$62,276,608	$—	$62,276,608
Statutory valuation allowance adjustments	—	—	—
Adjusted gross DTA	62,276,608	—	62,276,608
DTA non-admitted	50,985,962	—	50,985,962
Subtotal net admitted DTA	11,290,646	—	11,290,646
DTL	723,246	—	723,246
Net admitted DTA	$10,567,400	$—	$10,567,400

	Change
	Ordinary	Capital	Total
Gross DTA	$7,003,228	$—	$7,003,228
Statutory valuation allowance adjustments	—	—	—
Adjusted gross DTA	7,003,228	—	7,003,228
DTA non-admitted	7,677,108	—	7,677,108
Subtotal net admitted DTA	(673,880)	—	(673,880)
DTL	(292,877)	—	(292,877)
Net admitted DTA	$(381,003)	$—	$(381,003)

DTA Admissibility

The admission calculation components were as follows:

17

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024

	December 31, 2024
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	10,186,397	—	10,186,397
i. Adjusted gross DTA expected to be realized following
the balance sheet date	19,492,648	—	19,492,648
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	10,186,397
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	430,369	—	430,369
DTA admitted	$10,616,766	$—	$10,616,766

18

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024

	December 31, 2023
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	10,567,400	—	10,567,400
i. Adjusted gross DTA expected to be realized following
the balance sheet date	18,254,158	—	18,254,158
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	10,567,400
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	723,246	—	723,246
DTA admitted	$11,290,646	$—	$11,290,646

	Change
	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the
threshold limitation (The lesser of b.i. and b.ii. below)	(381,003)	—	(381,003)
i. Adjusted gross DTA expected to be realized following
the balance sheet date	1,238,490	—	1,238,490
ii. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	(381,003)
c. Adjusted gross DTA (excluding the amount of DTA from
a. and b. above) offset by gross DTL	(292,877)	—	(292,877)
DTA admitted	$(673,880)	$—	$(673,880)

Threshold Limitation

	December 31,
	2024	2023

Ratio percentage used to determine recovery period and threshold limitation amount	640%	684%
Amount of adjusted capital and surplus used to determine recovery period and
threshold limitation	$67,909,314	$70,449,332

Impacts of Tax-Planning Strategies

    The impacts of tax-planning strategies were as follows:

19

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024

	December 31, 2024
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$69,279,836	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$10,616,766	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

	December 31, 2023
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$62,276,608	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$11,290,646	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

	Change
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$7,003,228	$—

Percentage of adjusted gross DTA by tax character attributable to the
impact of tax planning strategies	—%	—%

Net admitted adjusted gross DTA amount	$(673,880)	$—

Percentage of net admitted adjusted gross DTA by tax character admitted
because of the impact of tax planning strategies	—%	—%

    As of December 31, 2024 and 2023, our tax planning strategies did not include the use of reinsurance.
    As of December 31, 2024 and 2023, we had no temporary differences for which a DTL was not recognized.

Income Taxes Incurred

Current income taxes incurred consists of the following major components:

20

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024

	For the year ended December 31,
	2024	2023	2022
Federal	$6,881,695	$5,372,827	$6,985,222
Foreign	—	—	—
Subtotal	6,881,695	5,372,827	6,985,222
Federal income tax (benefit) on net capital gains (losses)	58,261	(16,429)	77,855
Other	—	—	—
Federal and foreign income taxes incurred	$6,939,956	$5,356,398	$7,063,077

21

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
DTA and DTL Components

    The main components of the DTA and DTL were as follows:

	December 31,
	2024	2023	Change
DTA:
Ordinary:
Deferred acquisition costs	$68,241,689	$61,371,050	$6,870,639
Policyholder reserves	—	202	(202)
Investments	30,048	—	30,048
Other	1,008,099	905,356	102,743
Gross ordinary DTA	69,279,836	62,276,608	7,003,228
Non-admitted ordinary DTA	58,663,070	50,985,962	7,677,108
Admitted ordinary DTA	10,616,766	11,290,646	(673,880)

DTL:
Ordinary:
Policyholder reserves	333,817	633,070	(299,253)
Investments	—	90,176	(90,176)
Other	96,552	—	96,552
Total ordinary DTL	430,369	723,246	(292,877)
Net admitted DTA	$10,186,397	$10,567,400	$(381,003)
Rate Reconciliation
Our provision for income taxes may not have the customary relationship of taxes to income. The differences between the prevailing U.S. corporate income tax rate of 21% and the effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, changes in statutory valuation allowance and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions.
Our income tax expense and change in deferred taxes differ from the amount obtained by applying the federal statutory rate of 21% to pre-tax net income for the following reasons:

22

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024

	For the year ended December 31,
	2024	2023	2022
Income before federal income taxes	$1,571,690	$1,240,894	$2,948,725

Expected federal income tax expense	$330,055	$260,588	$619,232
Dividends received deduction	(434,228)	(444,035)	(334,429)
Share-based compensation	(191,234)	(306,134)	(201,598)
Foreign tax credits	(177,473)	(95,420)	(145,990)
Change in statutory valuation allowance adjustment	—	—	(139,014)
Exclude IMR amortization	(46,493)	(64,695)	(53,562)
Reserve basis and other surplus adjustments	113,636	—	—
Disallowed expenses	46,872	32,432	33,459
Change in non-admitted assets	2,111	2,045	3,046
Other	605	25,382	(271)
Total income taxes benefit and change in net deferred taxes	$(356,149)	$(589,837)	$(219,127)

Current income taxes incurred	$6,939,956	$5,356,398	$7,063,077
Change in net DTA, before impact of non-admitting any DTA	(7,296,105)	(5,946,235)	(7,282,204)
Total income taxes benefit and change in net deferred taxes	$(356,149)	$(589,837)	$(219,127)

23

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
Tax Carryforwards
    As of December 31, 2024 and 2023, we did not have any operating loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following income taxes were incurred in the current and prior years that will be available for recoupment in the event of future capital losses:

2024	$58,261
2023	9,116
2022	77,855

Tax Loss Contingencies and Other Tax Disclosures
As of December 31, 2024, we did not have any federal or foreign income tax loss contingencies.

We do not believe there is a reasonable possibility that the total amount of the tax loss contingencies will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending IRS examinations.

The U.S. federal statute of limitations has expired for tax years prior to 2015. The IRS is currently auditing the U.S. federal income returns for tax years 2015 through 2018 and 2019 through 2022. The statutes remain open through normal statute extensions. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in tax loss contingencies, but the outcome of tax reviews is uncertain and unforeseen results can occur. We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.

We recognize interest related to tax loss contingencies in income tax expense. Penalties related to tax loss contingencies are reported in operating expenses. As of December 31, 2024 and 2023, we did not recognize accumulated pre-tax interest and penalties related to tax loss contingencies.

    We do not have any deposits under Internal Revenue Code Section 6603.

We were not subject to the repatriation transition tax as of December 31, 2024 and 2023.

Inflation Reduction Act
    The Inflation Reduction Act of 2022 (“IRA 2022”) was enacted by the U.S. Government on August 16, 2022. The IRA 2022 implements a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. PFG, of which we join as a member of a consolidated federal income tax return, is an “Applicable Corporation,” which requires computation of the U.S. federal income tax liability under two systems, the U.S. regular corporate tax (“RCT”) and the CAMT. Although the CAMT may apply in any given year when tentative minimum tax (“TMT”) exceeds the RCT liability, as a “prepayment” the CAMT generates a corresponding alternative minimum tax credit (“AMTC”). The AMTC is accounted for as a DTA with an indefinite carryover life recoverable in years when the RCT liability exceeds TMT.

    The method of allocation between PFG and its subsidiaries is subject to a written Tax Sharing Agreement (“TSA”). The TSA was amended in August 2023 and approved by the Iowa Insurance Division on September 27, 2023, with a January 1, 2023, effective date. The TSA allocates the CAMT exclusively to PFS.

We are an applicable reporting entity with a tax allocation agreement exclusion under paragraph 11 of INT 23-03 – Inflation Reduction Act – Corporate Alternative Minimum Tax, adopted by the Statutory Accounting Principles Working Group on September 21, 2023, that is in effect for the reporting period. We are not required to calculate or recognize CAMT
24

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
in our current and deferred tax computations. We do not expect to pay any of the CAMT liability on behalf of our co-obligors.
7. Capital and Surplus
    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2024 and 2023, we met the minimum RBC requirements.
    Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay stockholder dividends or make any other distribution if such dividends or distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our policyholder surplus as of the previous year end excluding admitted disallowed IMR or (ii) the net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2024 statutory results, we cannot pay dividends in 2025 without exceeding the statutory limitation.
On March 8, 2022, we had an extraordinary distribution of $179,844,312 of cash and invested assets as a return of capital. The extraordinary distribution was approved by the Commissioner.
We did not pay any dividends during 2024, 2023 or 2022.
    The expenses related to stock based compensation issued by PFG are allocated to certain subsidiaries. The allocation is not settled in cash and, therefore, is reported in capital and surplus. Our allocation of stock based compensation was $2,841,820, $2,696,809 and $2,251,412 for the years ended December 31, 2024, 2023 and 2022, respectively.

8. Contingencies and Assessments
Contingencies

We are not aware of any material contingencies. It is possible we could be involved in legal and regulatory actions in the ordinary course of business. The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could result in losses or require us to establish accruals.

Assessments

We had an ongoing reserve to cover an estimated future guaranty fund liability for retrospective-premium-based guaranty fund assessments. Assessments for a given insolvency may take place over several years. Future premium tax offsets related to those assessments can also take place over several years depending on each state’s statute; however, generally the recoveries take place over 5 years. No asset impairments for future premium tax offsets have occurred and none are anticipated.

The following year-to-date recognized balance of total projected future assessments not yet paid as of December 31, 2024, includes recognized assets for future premium tax offsets related to those assessments:

	2024	2023
Amount eligible for future premium tax offset	$858,980	$1,096,127
Amount not eligible for future premium tax offset	175,743	75,485
Total projected future assessments	$1,034,723	$1,171,612

    We have also received information from the National Organization of Life and Health Guaranty Associations of a potential risk related to a company currently in pre-liquidation, which may result in future retrospective-premium-based guaranty fund assessments. A liability has not been recognized for this pre-liquidation company as it does not warrant accrual under current statutory guidance.
25

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
    Following is a reconciliation of recognized assets for future premium tax offsets or policy surcharges:

	2024	2023
Assets recognized from paid and accrued premium tax offsets and policy
surcharges prior year-end	$1,111,345	$374,188
Premium tax offset paid	620,294	9,615
Premium tax offset applied	(237,146)	727,542
Assets recognized from paid and accrued premium tax offsets and policy
surcharges current year-end	$1,494,493	$1,111,345

9. Fair Value Measurements
Valuation Hierarchy
    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.
•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.
Assets and Liabilities Measured at Fair Value

    Assets measured at fair value are summarized below:

	December 31, 2024

	Level 1	Level 2	Level 3	Total
Separate Account assets	$1,269,890,129	$114,757,487	$—	$1,384,647,616

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Separate Account assets	$906,071,341	$85,136,722	$—	$991,208,063

Determination of Fair Value
    The following discussion describes the valuation methodologies and inputs used for assets measured at fair value or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
    Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2024.

26

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
Bonds
    Bonds, including loan-backed and structured securities, are measured and reported at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.
    Additionally, certain loan-backed and structured securities qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office.
    When available, the fair value of bonds is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds. When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Bonds with validated prices from pricing services, which includes the majority of our public bonds, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, designation and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.
    The primary inputs for valuations of the majority of our Level 2 bonds include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, designation and average life of the issuance. For loan-backed and structured securities, inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for residential mortgage-backed securities, prepayment speed assumptions. Other inputs include market indices and recently executed transactions.

If we are unable to price a bond using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include bonds across all asset classes.

Cash

The carrying amount of cash disclosed at fair value approximates its fair value, which is reflected in Level 1 given the nature of cash.

Separate Account Assets

Separate Account assets are measured and reported at fair value. These assets include common stocks, cash and cash equivalents. The fair value of cash is determined as previously described and reflected in Level 1. Fair values of unaffiliated common stocks are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. Fair values of cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available for cash equivalents, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Transfers

    We did not have any transfers into or out of Level 3 during 2024, 2023 and 2022.

27

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
Financial Instruments Disclosed at Fair Value
    We use fair value measurements to record fair value of certain assets and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

The carrying value and estimated fair value of financial instruments were as follows:

	December 31, 2024

	Aggregate
	fair	Admitted
	value	assets	Level 1	Level 2	Level 3
Bonds	$52,006,587	$66,472,209	$3,741,016	$46,583,330	$1,682,241
Cash	11,082,831	11,082,831	11,082,831	—	—
Separate Account assets	1,384,647,616	1,384,647,616	1,269,890,129	114,757,487	—

	December 31, 2023

	Aggregate
	fair	Admitted
	value	assets	Level 1	Level 2	Level 3
Bonds	$56,557,218	$70,133,517	$4,058,984	$50,728,117	$1,770,117
Cash	1,287,843	1,287,843	1,287,843	—	—
Separate Account assets	991,208,063	991,208,063	906,071,341	85,136,722	—

10. Reconciliation to Statutory Statement
    During 2023, management determined that we were reimbursed an incorrect amount of commission and expense allowance on reinsurance ceded related to an intercompany reinsurance agreement with Principal Life for the year ended December 31, 2022. Management has adjusted the 2022 financial statements to reflect the additional commission and expense allowance on reinsurance ceded under the intercompany reinsurance agreement and the effects on other balances, including federal income tax expense, changes in deferred taxes, changes in non-admitted assets, deferred taxes and other amounts receivable. The information contained within this report has been adjusted accordingly.

The following is a reconciliation of amounts previously reported to the State of Iowa in the 2022 Annual Statement to those reported as adjusted in the accompanying statutory-basis financial statements:

For the year ended
December 31, 2022
Statutory-Basis Statement of Operations and Capital and Surplus
Net loss as reported in our annual statement	$(9,209,881)
Adjustment to commission and expense allowances on reinsurance ceded	6,085,000
Adjustment to federal income taxes (excluding tax on net realized capital gains (losses))	(1,391,486)
Net loss as reported in the accompanying audited statutory-basis statement of operations	$(4,516,367)

Capital and surplus as reported in our Annual Statement	$77,773,153
Adjustment to unassigned deficit from net loss	4,693,514
Adjustment directly to unassigned deficit	439,281
Capital and surplus as reported in the accompanying audited statutory-basis statement
of capital and surplus	$82,905,948

28

Principal National Life Insurance Company
Note to Supplementary Information
December 31, 2024
11. Subsequent Events
    We have evaluated subsequent events through April 10, 2025, which was the date our statutory-basis financial statements were available to be issued. We did not have any subsequent events to report.
29

Report of Independent Auditors To the Stockholder and Board of Directors of Principal National Life Insurance Company We have audited the statutory-basis financial statements of Principal National Life Insurance Company (the Company) as of December 31, 2024 and 2023, for each of the three years in the period ended December 31, 2024, and have issued our report thereon dated April 10, 2025 incorporated by reference in this Form N-6. Our audits of the statutory-basis financial statements included the financial statement schedules included in form N-VPFS (the “schedules”). These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s schedules, based on our audits. In our opinion, the schedules present fairly, in all material respects, the information set forth therein when considered in conjunction with the financial statements. /s/Ernst & Young LLP Des Moines, Iowa April 10, 2025

Schedule I - Summary of Investments - Other Than Investments in Related Parties
December 31, 2024

			Amount at
		Fair	which shown in
Type of Investment	Cost (1)	Vaue	the balance sheet
Fixed maturities
Bonds
U.S. governments	$5,240,039	$3,741,016	$5,195,339
U.S. states, territories and possessions	-	-	-
U.S. special revenue	15,336,863	11,392,198	15,179,558
Industrial and miscellaneous	47,107,622	36,873,373	46,097,312
Total fixed maturities	67,684,524	52,006,587	66,472,209

Receivables and securities	45,600		45,600
Cash and other invested assets	11,082,831		11,082,831
Total investments	$78,812,955		$77,600,640

(1) As to fixed maturities, original cost is reduced by repayments and other-than-temporary impairments, as applicable.

Principal National Life Insurance Company
Supplementary Insurance Information

SCHEDULE III
						Benefits, claims
	Future policy		Policy and		Net	losses and	Other
	benefits	Unearned	contract	Premium	investment	settlement	operating
	and expenses	premiums	liabilities	revenue	income	expenses	expenses (1)
Year ended December 31, 2024
Individual life	$16,833	$-	$-	$7,690	$(1,408,168)	$(775)	$549,494,835
Other	-	-	-	-	3,038,129	-	731,651
	$16,833	$-	$-	$7,690	$1,629,961	$(775)	$550,226,486

Year ended December 31, 2023
Individual life	$17,608	$-	$-	$8,564	$(1,457,428)	$(601)	$517,813,297
Other	-	-	-	-	3,165,408	-	856,271
	$17,608	$-	$-	$8,564	$1,707,980	$(601)	$518,669,568

Year ended December 31, 2022
Individual life	$18,209	$-	$-	$8,730	$(1,512,737)	$452	$458,743,923
Other	-	-	-	-	4,159,575	-	833,071
	$18,209	$-	$-	$8,730	$2,646,838	$452	$459,576,994

(1) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.

Principal National Life Insurance Company
Reinsurance

SCHEDULE IV

			Assumed from		Percentage of
		Ceded to other	other		amount
	Gross amount	companies	companies	Net amount	assumed to net
Year ended December 31, 2024
Life insurance in force	$402,470,410,666	$402,470,410,666	$1,272,009	$1,272,009	100%

Premiums:
Individual life	$1,312,035,132	$1,312,035,132	$7,690	$7,690	100%

Year ended December 31, 2023
Life insurance in force	$387,564,800,931	$387,564,800,931	$1,443,946	$1,443,946	100%

Premiums:
Individual life	$1,243,595,720	$1,243,595,720	$8,564	$8,564	100%

Year ended December 31, 2022
Life insurance in force	$373,833,201,412	$373,833,201,412	$1,635,555	$1,635,555	100%

Premiums:
Individual life	$1,182,808,711	$1,182,808,711	$8,730	$8,730	100%